                                                           File Numbers 33-64395
                                                                        811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 23          X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number 102
                                              ----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)

                            Gary R. Christensen, Esq.
                       Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
    ----

      X   on May 1, 2013 pursuant to paragraph (b) of Rule 485
    ----

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ----
         on (date) pursuant to paragraph (a)(1) of Rule 485
    ----

If appropriate, check the following:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
    ----

Title of Securities being registered:

Variable Adjustable Life-Second Death Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Variable Life Account,
                      Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

   This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.

   The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

   VAL-SD policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

   You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS ITS ASSETS IN THE FOLLOWING FUND
PORTFOLIOS:

[ADVANTUS(R) CAPITAL MANAGEMENT LOGO]

SECURIAN FUNDS TRUST
- ADVANTUS BOND FUND -- CLASS 2 SHARES
- ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
- ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
- ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
- ADVANTUS MONEY MARKET FUND
- ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
- ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES


[ALLIANCEBERNSTEIN LOGO]

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
- INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES


[AMERICAN CENTURY INVESTMENTS(R) LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
- VP INCOME & GROWTH FUND -- CLASS II SHARES
- VP ULTRA(R) FUND -- CLASS II SHARES
- VP VALUE FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
- VP INFLATION PROTECTION FUND -- CLASS II SHARES


[AMERICAN FUNDS(R) LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
- GLOBAL BOND FUND(SM) -- CLASS 2 SHARES
- GLOBAL GROWTH FUND(SM) -- CLASS 2 SHARES
- GLOBAL SMALL CAPITALIZATION FUND(SM) -- CLASS 2 SHARES
- GROWTH FUND(SM) -- CLASS 2 SHARES
- GROWTH-INCOME FUND(SM) -- CLASS 2 SHARES
- INTERNATIONAL FUND(SM) -- CLASS 2 SHARES
- NEW WORLD FUND(R) -- CLASS 2 SHARES
- U.S. GOVERNMENT/AAA-RATED SECURITIES FUND(SM) -- CLASS 2 SHARES


[FIDELITY INVESTMENTS(R) LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
- CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES
- EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
- HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
- MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
- FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES
- FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES
- FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES
- MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES
- TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES


[GOLDMAN SACHS ASSET MANAGEMENT LOGO]

GOLDMAN SACHS VARIABLE INSURANCE TRUST

- GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES


[IBBOTSON ETF ALLOCATION SERIES LOGO]

ALPS VARIABLE INVESTMENT TRUST

- IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*
- IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
- IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
- IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
- IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*

* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS.

[INVESCO(SM) LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

- INVESCO V.I. AMERICAN FRANCHISE FUND -- SERIES II SHARES
- INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
- INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
- INVESCO V.I. CORE EQUITY FUND -- SERIES II SHARES
- INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
- INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
- INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES


[IVY FUNDS VARIABLE INSURANCE PORTFOLIOS LOGO]

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
- IVY FUNDS VIP ASSET STRATEGY
- IVY FUNDS VIP BALANCED
- IVY FUNDS VIP CORE EQUITY
- IVY FUNDS VIP GLOBAL NATURAL RESOURCES
- IVY FUNDS VIP GROWTH

- IVY FUNDS VIP HIGH INCOME

- IVY FUNDS VIP INTERNATIONAL CORE EQUITY
- IVY FUNDS VIP INTERNATIONAL GROWTH
- IVY FUNDS VIP MICRO CAP GROWTH
- IVY FUNDS VIP MID CAP GROWTH
- IVY FUNDS VIP SCIENCE AND TECHNOLOGY
- IVY FUNDS VIP SMALL CAP GROWTH
- IVY FUNDS VIP SMALL CAP VALUE
- IVY FUNDS VIP VALUE

[JANUS LOGO]

JANUS ASPEN SERIES
- BALANCED PORTFOLIO -- SERVICE SHARES
- FORTY PORTFOLIO -- SERVICE SHARES
- OVERSEAS PORTFOLIO -- SERVICE SHARES
- PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[MFS(SM) LOGO]

MFS(R) VARIABLE INSURANCE TRUST
- INVESTORS GROWTH STOCK SERIES -- SERVICE CLASS SHARES
- MID CAP GROWTH SERIES -- SERVICE CLASS SHARES
- NEW DISCOVERY SERIES -- SERVICE CLASS SHARES
- VALUE SERIES -- SERVICE CLASS SHARES

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
- MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
- NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO --
   S CLASS SHARES

[OPPENHEIMERFUNDS, INC. LOGO]

OPPENHEIMER VARIABLE ACCOUNT FUNDS
- CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES

- GLOBAL STRATEGIC INCOME FUND/VA -- SERVICE SHARES
- MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES


PANORAMA SERIES FUND, INC.
- INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[PIMCO LOGO]

PIMCO VARIABLE INSURANCE TRUST
- PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
- PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[PUTNAM INVESTMENTS LOGO]

PUTNAM VARIABLE TRUST
- PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
- PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
- PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
- PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
- PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

    PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:
        - are not guaranteed to achieve their goals;
        - are not federally insured;
        - are not endorsed by any bank or government agency; and
        - are subject to risks, including loss of the amount invested.

   THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   [MINNESOTA LIFE LOGO]

   400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
   PH 651/665-3500  - http:/www.minnesotalife.com


   DATED: MAY 1, 2013

               (This page has been left blank intentionally.)

TABLE OF CONTENTS


       SUMMARY OF BENEFITS AND RISKS                                                                   1

       GENERAL DESCRIPTIONS                                                                            8
             Minnesota Life Insurance Company                                                          8
             Variable Life Account                                                                     8
             The Funds                                                                                 9
             Additions, Deletions or Substitutions                                                    15
             The Guaranteed Principal Account                                                         16
             Payments Made by Underlying Mutual Funds                                                 17

       DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY          18
             Adjustable Life Insurance                                                                18
             Policy Adjustments                                                                       20
             Applications and Policy Issue                                                            24
             Policy Premiums                                                                          25
             Policy Values                                                                            29
             Death Benefit Options                                                                    33
             Policy Loans                                                                             35
             Surrender                                                                                37
             Free Look                                                                                38
             Conversion                                                                               38
             Policy Exchange                                                                          38
             Policy Charges                                                                           38
             Other Policy Provisions                                                                  42
             Additional Benefits                                                                      45

       OTHER MATTERS                                                                                  45
             Federal Tax Status                                                                       45
             Voting Rights                                                                            52
             Compensation Paid for the Sale of Policies                                               53
             Legal Proceedings                                                                        54
             Registration Statement                                                                   54

       SPECIAL TERMS                                                                                  56

       APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                                                57

       STATEMENT OF ADDITIONAL INFORMATION                                                            58

               (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable joint survivor life insurance policy (VAL-SD) providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle because of the cost of insurance and the expenses we charge. This Policy is no longer issued after October 31, 2008.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?


The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

WHAT IS THE GUARANTEED DEATH BENEFIT?


We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance."

WHAT MAKES THE POLICY "ADJUSTABLE"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments."

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

WHAT MAKES THE POLICY "VARIABLE"?


The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."


WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium for the then current face amount will the death benefit vary.

The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options."

DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values."

There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

                     CHARGE                        WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
First Year Sales Load(1)               Upon First year premium payment and      Maximum of 23 percent of
                                       for the first year after a premium       first year premium(3)
                                       increase(2)

Sales Load(1)                          Upon premium payment                     Maximum of 7 percent of
                                                                                premium(4)

Underwriting Charge                    Upon first year premium payment and      Maximum of $10 per $1,000
                                       for the first year after a face amount   of face amount(3)
                                       increase(2)

Premium Tax Charge                     Upon premium payment                     2.5 percent of premium(5)

Federal Tax Charge                     Upon premium payment                     1.25 percent of premium(4)

Policy Adjustment Transaction Charge   At policy adjustment for changes in      $95
                                       premium, face amount or plan of
                                       insurance

Partial Surrender Transaction Charge   At partial surrender adjustment          Lesser of $95 or 2 percent
                                                                                of partial surrender amount

Transfer Transaction Charge            At transfer of cash values               Maximum of $25; currently
                                                                                $10(7)

Sub-standard Risk Charge               Upon premium payment                     Maximum of $53 and minimum of
                                                                                $0.15 per $1,000 of face amount

                                                                                The charge for a representative
                                                                                male and female, both nonsmoker
                                                                                age 55 would be $1.15 per $1,000
                                                                                of face amount(8)

Exchange Administrative Charge         At issue of an internal exchange         $250

(1) Sales Load is the maximum sales charge imposed on a premium.

(2) First Year Premium is base premium payable in the first 12 months of the contract, or the base premium paid in the 12 months following a face amount increase.

(3) The charge only applies to base premium up to that which provides level premium and face amount for life.

(4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums. See "Special Terms."

(5) Applies to base premiums and non-repeating premiums.

(6) See "Policy Adjustments."

(7) Currently, no transfer transaction charge is assessed.

(8) (i) The charge varies by the issue ages and underwriting classes of the insureds. (ii) The charges shown in the table may not be representative of the charge for a particular set of insureds. (iii) More information regarding these charges for specific insureds in available upon request to us.

          PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

     CHARGE                                WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge             Monthly                                          Maximum of $83.33 and minimum of $0.00 per
                                                                                      $1,000 of net amount at risk(1)

                                                                                      The charge for a representative male and
                                                                                      female, both nonsmoker standard risk both age
                                                                                      55 would be $0.004 per $1,000 of net amount
                                                                                      at risk(1)

Administration Charge                Monthly                                          Maximum of $15; currently $10

Face Amount Guarantee Charge         Monthly                                          Maximum of $0.03 per $1,000 of face amount,
                                                                                      currently $0.02 per $1,000 of face amount

Mortality and Expense Risk Charge    Daily                                            An annual rate of 0.50 percent of average
                                                                                      daily net assets of Variable Life Account

Loan Interest Charge                 Annually and upon policy adjustment              Loan interest accrues daily at an annual
                                                                                      rate of 8 percent of loan amount(2)

Optional Agreements:

  a) Waiver of Premium Agreement     Upon premium payment                               a) Maximum of $11.24 and minimum of $0.15
                                                                                           per $1,000 of face amount annually

                                                                                           The charge for a representative male
                                                                                           nonsmoker age 40 would be $0.94 per
                                                                                           $1,000 of face amount annually(3)

     CHARGE                                WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
  b) Estate Preservation Agreement   Upon premium payment                               b) Maximum of $0.79 and minimum of $0.05
                                                                                           per $1,000 of agreement coverage annually
                                                                                           before term election. The charge for a
                                                                                           representative male and female, both
                                                                                           nonsmoker age 45, with the female as the
                                                                                           designated life, would be $0.12 per
                                                                                           $1,000 of agreement coverage annually

                                                                                           Maximum of $39.44 and minimum of $0.27
                                                                                           per $1,000 after election annually. The
                                                                                           charge for a representative male
                                                                                           nonsmoker age 65 would be $14.16 per
                                                                                           $1,000 annually(3)

  c) Single Life Term Agreement      Upon premium payment                               c) Maximum of $590 and minimum of $0.80
                                                                                           per $1,000 of coverage amount annually

                                                                                           The charge for a representative male
                                                                                           nonsmoker age 35 would be $0.97 per
                                                                                           $1,000 of coverage amount annually(3)


(1) Net amount at risk is defined as death benefit minus policy value. (i) The charge varies by the issue ages and underwriting classes of the insureds as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular set of insureds. (iii) More information regarding these charges for a specific insured is available upon request to us.

(2) See "Policy Loan Interest."

(3) The charge varies by the ages and underwriting classes of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                    TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2012. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.



                 CHARGE                                      MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Fees and Expenses(1)(2)(3)                              0.50%      2.00%


(1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.

(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2012 was
    0.53 percent, resulting in a net annual portfolio company operating expense of 1.47 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT


A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 77 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.


NOTE: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.



                                                                                                   INVESTMENT
         FUND NAME                                          INVESTMENT ADVISER                    OBJECTIVE
      --------------                                      ------------------------          ------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -                    Invesco Advisers, Inc.            To seek capital growth.
Series II Shares
Invesco V.I. American Value Fund -                        Invesco Advisers, Inc.            To provide above-average total
Series II Shares                                                                            return over a market cycle of three
                                                                                            to five years by investing in common
                                                                                            stocks and other equity
                                                                                            securities.

Invesco V.I. Comstock Fund - Series II Shares             Invesco Advisers, Inc.            Seeks capital growth and income
                                                                                            through investments in equity
                                                                                            securities, including common
                                                                                            stocks, preferred stocks and
                                                                                            securities convertible into common
                                                                                            and preferred stocks.

Invesco V.I. Core Equity Fund - Series II Shares          Invesco Advisers, Inc.            The fund's investment objective is
                                                                                            long-term growth of capital. The
                                                                                            investment objective of the fund
                                                                                            may be changed by the Board of
                                                                                            Trustees (the Board) without
                                                                                            shareholder approval.

Invesco V.I. Equity and Income Fund -                     Invesco Advisers, Inc.            The funds investment objectives
Series II Shares                                                                            are both capital appreciation and
                                                                                            current income.

Invesco V.I. Growth and Income Fund -                     Invesco Advisers, Inc.            Seeks long-term growth of capital
Series II Shares                                                                            and income.

Invesco V.I. Small Cap Equity Fund -                      Invesco Advisers, Inc.            The fund's investment objective is
Series II Shares                                                                            long-term growth of capital. The
                                                                                            investment objective of the fund
                                                                                            may be changed by the Board of
                                                                                            Trustees (the Board) without
                                                                                            shareholder approval.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

International Value Portfolio - Class B Shares            AllianceBernstein L.P.            The Portfolio's investment
                                                                                            objective is long-term growth of
                                                                                            capital.

                                                                                                            INVESTMENT
                     FUND NAME                                INVESTMENT ADVISER                             OBJECTIVE
---------------------------------------------       --------------------------------------    -----------------------------------

ALPS VARIABLE INVESTMENT TRUST (IBBOTSON):

Ibbotson Aggressive Growth ETF Asset                ALPS Advisors, Inc.,                      Seeks to provide investors with
Allocation Portfolio - Class II Shares              SUB-ADVISER: Ibbotson Associates, Inc.    capital appreciation.

Ibbotson Balanced ETF Asset Allocation              ALPS Advisors, Inc.,                      Seeks to provide investors with
Portfolio - Class II Shares                         SUB-ADVISER: Ibbotson Associates, Inc.    capital appreciation and some
                                                                                              current income.

Ibbotson Conservative ETF Asset Allocation          ALPS Advisors, Inc.,                      Seeks to provide investors with
Portfolio - Class II Shares                         SUB-ADVISER: Ibbotson Associates, Inc.    current income and preservation of
                                                                                              capital.

Ibbotson Growth ETF Asset Allocation                ALPS Advisors, Inc.,                      Seeks to provide investors with
Portfolio - Class II Shares                         SUB-ADVISER: Ibbotson Associates, Inc.    capital appreciation.

Ibbotson Income and Growth ETF Asset                ALPS Advisors, Inc.,                      Seeks to provide investors with
Allocation Portfolio Class II Shares                SUB-ADVISER: Ibbotson Associates, Inc.    current income and capital
                                                                                              appreciation.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP Income & Growth Fund - Class II Shares           American Century Investment               The fund seeks capital growth by
                                                    Management, Inc.                          investing in common stocks.
                                                                                              Income is a secondary objective.

VP Ultra(R) Fund - Class II Shares                  American Century Investment               The fund seeks long-term capital
                                                    Management, Inc.                          growth.

VP Value Fund - Class II Shares                     American Century Investment               The fund seeks long-term capital
                                                    Management, Inc.                          growth. Income is a secondary
                                                                                              objective.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

VP Inflation Protection Fund - Class II Shares      American Century Investment               The fund pursues long-term total
                                                    Management, Inc.                          return using a strategy that seeks
                                                                                              to protect against U.S. inflation.

AMERICAN FUNDS INSURANCE SERIES(R)

Global Bond Fund(SM) - Class 2 Shares               Capital Research and Management           The fund's investment objective is
                                                    Company                                   to provide you, over the long term,
                                                                                              with a high level of total return
                                                                                              consistent with prudent
                                                                                              investment management.

Global Growth Fund(SM) - Class 2 Shares             Capital Research and Management           The fund's investment objective is
                                                    Company                                   to provide you with long-term
                                                                                              growth of capital.

Global Small Capitalization Fund(SM) - Class 2      Capital Research and Management           The fund's investment objective is
Shares                                              Company                                   to provide you with long-term
                                                                                              growth of capital.

Growth Fund(SM) - Class 2 Shares                    Capital Research and Management           The fund's investment objective is
                                                    Company                                   to provide you with growth of
                                                                                              capital.

Growth-Income Fund(SM) - Class 2 Shares             Capital Research and Management           The fund's investment objectives
                                                    Company                                   are to achieve long-term growth of
                                                                                              capital and income.

                                                                                                              INVESTMENT
                     FUND NAME                                 INVESTMENT ADVISER                              OBJECTIVE
-----------------------------------------------      ---------------------------------------   ------------------------------------
International Fund(SM) - Class 2 Shares              Capital Research and Management           The fund's investment objective is
                                                     Company                                   to provide you with long-term
                                                                                               growth of capital.

New World Fund(R) - Class 2 Shares                   Capital Research and Management           The fund's investment objective is
                                                     Company                                   long-term capital appreciation.

U.S. Government/AAA-Rated Securities                 Capital Research and Management           The fund's investment objective is
Fund(SM) - Class 2 Shares                            Company                                   to provide a high level of current
                                                                                               income consistent with
                                                                                               preservation of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Contrafund(R) Portfolio - Service Class 2 Shares     Fidelity Management & Research            Seeks long-term capital
                                                     Company (FMR) is the fund's               appreciation.
                                                     manager. FMR Co., Inc. and other
                                                     affiliates of FMR serve as sub-advisers
                                                     for the fund.

Equity-Income Portfolio - Service Class 2 Shares     Fidelity Management & Research            Seeks reasonable income. The fund
                                                     Company (FMR) is the fund's               will also consider the potential for
                                                     manager. FMR Co., Inc. and other          capital appreciation. The fund's
                                                     affiliates of FMR serve as sub-advisers   goal is to achieve a yield which
                                                     for the fund.                             exceeds the composite yield on the
                                                                                               securities comprising the
                                                                                               Standard & Poor's 500(SM) Index
                                                                                               (S&P 500(R)).

High Income Portfolio - Service Class 2 Shares       Fidelity Management & Research            Seeks a high level of current
                                                     Company (FMR) is the fund's               income, while also considering
                                                     manager. FMR Co., Inc. and other          growth of capital.
                                                     affiliates of FMR serve as sub-advisers
                                                     for the fund.

Mid Cap Portfolio - Service Class 2 Shares           Fidelity Management & Research            Seeks long-term growth of capital.
                                                     Company (FMR) is the fund's
                                                     manager. FMR Co., Inc. and other
                                                     affiliates of FMR serve as sub-advisers
                                                     for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Large Cap Growth Securities Fund -          Franklin Advisers, Inc.                   Seeks capital appreciation. Under
Class 2 Shares                                                                                 normal market conditions, the
                                                                                               fund invests at least 80% of its net
                                                                                               assets in investments of large
                                                                                               capitalization companies.

Franklin Small Cap Value Securities Fund -           Franklin Advisory Services, LLC           Seeks long-term total return.
Class 2 Shares                                                                                 Under normal market conditions,
                                                                                               the fund invests at least 80% of its
                                                                                               net assets in investments of small
                                                                                               capitalization companies.

Franklin Small-Mid Cap Growth Securities             Franklin Advisers, Inc.                   Seeks long-term capital growth.
Fund - Class 2 Shares                                                                          Under normal market conditions,
                                                                                               the fund invests at least 80% of
                                                                                               its net assets in investments of
                                                                                               small capitalization and mid-
                                                                                               capitalization companies.

                                                                                                             INVESTMENT
                      FUND NAME                                    INVESTMENT ADVISER                         OBJECTIVE
---------------------------------------------          --------------------------------      -----------------------------------
Mutual Shares Securities Fund - Class 2 Shares         Franklin Mutual Advisers, LLC         Seeks capital appreciation, with
                                                                                             income as a secondary goal. Under
                                                                                             normal market conditions, the
                                                                                             fund invests primarily in U.S. and
                                                                                             foreign equity securities that the
                                                                                             investment manager believes are
                                                                                             undervalued.

Templeton Developing Markets Securities                Templeton Asset Management Ltd.       Seeks long-term capital
Fund - Class 2 Shares                                                                        appreciation. Under normal
                                                                                             market conditions, the fund invests
                                                                                             at least 80% of its net assets in
                                                                                             emerging markets investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs High Quality Floating Rate               Goldman Sachs Asset                   Seeks to provide a high level of
Fund - Service Shares                                  Management, L.P.                      current income, consistent with
                                                                                             low volatility of principal.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP Asset Strategy                           Waddell & Reed Investment             To seek to provide total return.
                                                       Management Company

Ivy Funds VIP Balanced                                 Waddell & Reed Investment             To seek to provide total return
                                                       Management Company                    through a combination of capital
                                                                                             appreciation and current income.

Ivy Funds VIP Core Equity                              Waddell & Reed Investment             To seek to provide capital growth
                                                       Management Company                    and appreciation.

Ivy Funds VIP Global Natural Resources                 Waddell & Reed Investment             To seek to provide capital growth
                                                       Management Company                    and appreciation.
                                                       SUB-ADVISER: Mackenzie Financial
                                                       Corporation

Ivy Funds VIP Growth                                   Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.

Ivy Funds VIP High Income                              Waddell & Reed Investment             To seek to provide total return
                                                       Management Company                    through a combination of high
                                                                                             current income and capital
                                                                                             appreciation.

Ivy Funds VIP International Core Equity                Waddell & Reed Investment             To seek to provide capital growth
                                                       Management Company                    and appreciation.

Ivy Funds VIP International Growth                     Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.

Ivy Funds VIP Micro Cap Growth                         Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.
                                                       SUB-ADVISER: Wall Street
                                                       Associates, LLC

Ivy Funds VIP Mid Cap Growth                           Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.

Ivy Funds VIP Science and Technology                   Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.

Ivy Funds VIP Small Cap Growth                         Waddell & Reed Investment             To seek to provide growth of
                                                       Management Company                    capital.

                                                                                                           INVESTMENT
                      FUND NAME                                 INVESTMENT ADVISER                          OBJECTIVE
------------------------------------------------     ----------------------------------     -------------------------------------
Ivy Funds VIP Small Cap Value                        Waddell & Reed Investment              To seek to provide capital
                                                     Management Company                     appreciation.
Ivy Funds VIP Value                                  Waddell & Reed Investment              To seek to provide capital
                                                     Management Company                     appreciation.

JANUS ASPEN SERIES:

Balanced Portfolio - Service Shares                  Janus Capital Management LLC           Seeks long-term capital growth,
                                                                                            consistent with preservation of
                                                                                            capital and balanced by current
                                                                                            income.

Forty Portfolio - Service Shares                     Janus Capital Management LLC           Seeks long-term growth of capital.

Overseas Portfolio - Service Shares                  Janus Capital Management LLC           Seeks long-term growth of capital.

Perkins Mid Cap Value Portfolio - Service Shares     Janus Capital Management LLC           Seeks capital appreciation.
                                                     SUB-ADVISER: Perkins Investment
                                                     Management LLC

MFS(R) VARIABLE INSURANCE TRUST:

Investors Growth Stock Series - Service              Massachusetts Financial Services       The fund's investment objective is
Class Shares                                         Company                                to seek capital appreciation. The
                                                                                            fund's objective may be changed
                                                                                            without shareholder approval.

Mid Cap Growth Series - Service Class Shares         Massachusetts Financial Services       The fund's investment objective is
                                                     Company                                to seek capital appreciation. The
                                                                                            fund's objective may be changed
                                                                                            without shareholder approval.

New Discovery Series - Service Class Shares          Massachusetts Financial Services       The fund's investment objective is
                                                     Company                                to seek capital appreciation. The
                                                                                            fund's objective may be changed
                                                                                            without shareholder approval.

Value Series - Service Class Shares                  Massachusetts Financial Services       The fund's investment objective is
                                                     Company                                to seek capital appreciation. The
                                                                                            fund's objective may be changed
                                                                                            without shareholder approval.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

Neuberger Berman AMT Socially Responsive             Neuberger Berman Management LLC        Seeks long-term growth of capital
Portfolio - S Class Shares                           SUB-ADVISER: Neuberger Berman, LLC     by investing primarily in securities
                                                                                            of companies that meet the Fund's
                                                                                            financial criteria and social policy.
                                                                                            To pursue this goal, the Fund
                                                                                            invests mainly in common stocks
                                                                                            of mid- to large- capitalization
                                                                                            companies. The Fund seeks to
                                                                                            reduce risk by investing across
                                                                                            many different industries.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Capital Appreciation Fund/VA - Service Shares        OppenheimerFunds, Inc.                 The fund seeks capital
                                                                                            appreciation.

Global Strategic Income Fund/VA -                    OppenheimerFunds, Inc.                 The fund seeks total return.
Service Shares

Main Street Small Cap Fund(R)/VA - Service Shares    OppenheimerFunds, Inc.                 The fund seeks capital
                                                                                            appreciation.

                                                                                                             INVESTMENT
                      FUND NAME                                  INVESTMENT ADVISER                           OBJECTIVE
---------------------------------------------          ------------------------------------   -------------------------------------
PANORAMA SERIES FUND, INC.:

International Growth Fund/VA - Service Shares          OppenheimerFunds, Inc.                 The fund seeks capital
                                                                                              appreciation.

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT Low Duration Portfolio - Advisor             Pacific Investment Management          Seeks maximum total return,
Class Shares                                           Company LLC ("PIMCO")                  consistent with preservation of
                                                                                              capital and prudent investment
                                                                                              management.

PIMCO VIT Total Return Portfolio - Advisor             Pacific Investment Management          Seeks maximum total return,
Class Shares                                           Company LLC ("PIMCO")                  consistent with preservation of
                                                                                              capital and prudent investment
                                                                                              management.

PUTNAM VARIABLE TRUST:

Putnam VT Equity Income Fund - Class IB                Putnam Investment                      Seeks capital growth and current
Shares                                                 Management, LLC                        income.

Putnam VT Growth and Income Fund - Class IB            Putnam Investment                      Seeks capital growth and current
Shares                                                 Management, LLC                        income.

Putnam VT International Equity Fund - Class IB         Putnam Investment                      Seeks capital appreciation.
Shares                                                 Management, LLC

Putnam VT Multi-Cap Growth Fund - Class IB             Putnam Investment                      Seeks long-term capital
Shares                                                 Management, LLC                        appreciation.

Putnam VT Voyager Fund - Class IB Shares               Putnam Investment                      Seeks capital appreciation.
                                                       Management, LLC

SECURIAN FUNDS TRUST:

Advantus Bond Fund - Class 2 Shares                    Advantus Capital Management, Inc.      Seeks as high a level of a long-term
                                                                                              total rate of return as is consistent
                                                                                              with prudent investment risk. The
                                                                                              Portfolio also seeks preservation
                                                                                              of capital as a secondary objective.

Advantus Index 400 Mid-Cap Fund                        Advantus Capital Management, Inc.      Seeks investment results generally
Class 2 Shares                                                                                corresponding to the aggregate
                                                                                              price and dividend performance
                                                                                              of the publicly traded common
                                                                                              stocks that comprise the
                                                                                              Standard & Poor's 400 MidCap
                                                                                              Index (the S&P 400).

Advantus Index 500 Fund - Class 2 Shares               Advantus Capital Management, Inc.      Seeks investment results that
                                                                                              correspond generally to the price
                                                                                              and yield performance of the
                                                                                              common stocks included in the
                                                                                              Standard & Poor's 500 Composite
                                                                                              Stock Price Index (the S&P 500).

Advantus International Bond Fund -                     Advantus Capital Management, Inc.      Seeks to maximize current income,
Class 2 Shares                                         SUB-ADVISER: Franklin Advisers, Inc.   consistent with the protection of
                                                                                              principal.

                                                                                                            INVESTMENT
                     FUND NAME                                 INVESTMENT ADVISER                            OBJECTIVE
-----------------------------------------            ---------------------------------       -----------------------------------
Advantus Money Market Fund                           Advantus Capital Management, Inc.       Seeks maximum current income
                                                                                             to the extent consistent with
                                                                                             liquidity and the preservation of
                                                                                             capital.(1)

Advantus Mortgage Securities Fund -                  Advantus Capital Management, Inc.       Seeks a high level of current
Class 2 Shares                                                                               income consistent with prudent
                                                                                             investment risk.

Advantus Real Estate Securities Fund -               Advantus Capital Management, Inc.       Seeks above average income and
Class 2 Shares                                                                               long-term growth of capital.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. :

Morgan Stanley UIF Emerging Markets Equity           Morgan Stanley Investment               Seeks long-term capital
Portfolio - Class II Shares                          Management Inc.                         appreciation by investing primarily
                                                                                             in growth-oriented equity
                                                                                             securities of issuers in emerging
                                                                                             market countries.

(1) Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the VAL-SD Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE

VARIABLE ADJUSTABLE LIFE SECOND DEATH This Policy, like joint survivor life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. WHOLE LIFE INSURANCE PLANS CONTEMPLATE AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE YOUNGER INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, there is insurance coverage in a reduced amount until the second death. PROTECTION PLANS OF INSURANCE ASSUME AN EVENTUAL EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THAT PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance coverage until the second death, provided there is no policy indebtedness.

Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFETIMES OF BOTH INSUREDS. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.

The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                                 SCHEDULED REDUCTION

                                                              GUARANTEED
                                                                MINIMUM
POLICY              ANNUAL             TABULAR VALUE         DEATH BENEFIT
 YEAR               PREMIUM             END OF YEAR            AT ISSUE
------             --------            -------------         -------------
   5               $ 11,300              $ 38,443             $ 1,000,000

  10                 11,300                80,437               1,000,000

  15                 11,300                91,878               1,000,000

  20                 11,300                   590               1,000,000

  21                 11,300                 6,289                  95,615

  25                 11,300                26,742                  95,615

At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing a reduction at a later policy anniversary.

If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.

THE LOWEST ANNUAL BASE PREMIUM ALLOWED FOR ANY PLAN OF INSURANCE IS $600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described in the table below:

 YOUNGER INSURED'S                    MINIMUM PLAN
     ISSUE AGE                         (IN YEARS)
------------------                   ---------------

        66                                  9

        67                                  8

        68                                  7

        69                                  6

   70 or greater                            5

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

Policy adjustments can include:

      (1)   a partial surrender of a Policy's cash value;

      (2)   an adjustment so that there are no further scheduled base premiums;

      (3) an automatic adjustment at the point when the face amount is scheduled to decrease; and

      (4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70.

When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."

IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit, before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the face amount immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

      (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

      (2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

      (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.

      (4) If either insured is over age 85, increases in face amount requiring evidence of insurability may not be allowed.

      (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

      (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.

      (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 16.

      (8) After certain adjustments (an automatic adjustment at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

      (9)   After an adjustment other than those described in paragraphs (7) and
            (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 16.

      (10) If either insured is disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                       ADJUSTMENT                                               EFFECT
--------------------------------------------------------------------------------------------------------------
Decrease the current face amount and keep the                a scheduled decrease in the current face
premiums the same                                            amount, if any, will take place at a later policy
                                                             anniversary

                         OR

Keep the current face amount and increase the                                      OR
premiums
                                                             a scheduled decrease in the face amount will
                                                             be eliminated

                                                                                   OR

                                                             the premium paying period will be shortened

Increase the current face amount and keep the                a scheduled decrease in the current face
premiums the same                                            amount, if any, will take place at an earlier
                                                             policy anniversary

                          OR

Keep the current face amount and decrease the                                        OR
premiums
                                                             a scheduled decrease in the face amount will
                          OR                                 occur

Make a partial surrender and keep the                                                OR
premiums and face amount the same
                                                             the premium paying period will be lengthened

Stop base premium and keep the face amount                   a scheduled decrease in the current face
the same                                                     amount, if any, will take place at an earlier
                                                             policy anniversary and no insurance will be
                                                             provided after the decrease

                                                                                   OR

                                                             a scheduled decrease in the face amount will
                                                             occur. However, you must continue to pay the
                                                             charge for a sub-standard risk, or your Policy
                                                             will lapse

APPLICATIONS AND POLICY ISSUE

This Policy is no longer issued after October 31, 2008. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policy owner's reference.

Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS

The Policy has a level scheduled premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

The initial premium required for a Policy was determined based on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.

All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.minnesotalife.com. Policy owners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at
(651) 665-6955. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will the delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

NONREPEATING PREMIUMS The Policy also allows you to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT. We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

PAID-UP POLICIES A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its


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paid-up status regardless of any subsequent decrease in its policy value.
However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insurance provided by this Policy will continue during this 61-day period. If the second death occurs during the 61-day grace period, we will deduct unpaid policy charges for the 61-day grace period from the death proceeds.

If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance, payable at the second death.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

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You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

REINSTATEMENT DUE TO CHANGES IN THE FEDERAL TAX LAW, IF YOU REQUEST TO REINSTATE YOUR POLICY MORE THAN NINETY (90) DAYS AFTER IT HAS LAPSED, WE WILL NO LONGER BE ABLE TO REINSTATE THE POLICY. SEE "FEDERAL TAXES." AT ANY TIME WITHIN THREE YEARS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS. We will require:

      (1)   your written request to reinstate the Policy;

      (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

      (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.

AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.


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

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

POLICY VALUES

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. THE SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our Internet Service Center at www.minnesotalife.com.

THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest,


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dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

      (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

      (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of


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

the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

      (1) days on which changes in the value of Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

      (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Fund, and

      (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for transfers. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.minnesotalife.com.



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Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.


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We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

      -     the dollar amount of the transfer(s);

      - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

      - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

      -     the number of transfers in the previous calendar quarter;

      - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

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

CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

PROTECTION OPTION The death benefit provided by the Protection Option will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

      (a)   the then current face amount; and

      (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. However, under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.

You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."


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POLICY LOANS

You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. Policy owners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

      -     on the date of the second death

      -     on a policy adjustment, surrender, lapse, a policy loan transaction

      -     on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We


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allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period immediately following the premium due date. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.


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SURRENDER

You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.


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FREE LOOK

It is important to us that you are satisfied with any policy adjustments to increase the premium. If you are not satisfied, you may return the premium increase adjustment to us or your agent by the later of:

      (1)   ten days after you receive the policy adjustment;

      (2)   45 days after you have signed the policy change application; or

      (3)   ten days after we mail you a notice of your right of withdrawal.

If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

CONVERSION

As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

POLICY EXCHANGE

So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.

POLICY CHARGES

PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional agreements are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."

From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.

      (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12-month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.


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

            Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12-month period following the adjustment.

            If any adjustment occurs during the 12-month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12-month period divided by 12. This amount of first year sales load will then be collected during the 12-month period following the adjustment.

            All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix A "Example of Sales Load Computations."

            The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

            It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

      (2) The UNDERWRITING CHARGE currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.


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      (3)   The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from
            0.50 percent to 4.0 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

      (4) The FEDERAL TAX CHARGE of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

      (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

      (2) The FACE AMOUNT GUARANTEE CHARGE is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefore reflect a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.

      (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, allocation of policy value and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980


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

            Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

      (4) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $95 for each policy adjustment (a change in premium, face amount or plan of insurance).

            We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

            If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $95 or 2 percent of the amount surrendered.

We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectuses for those companies.

CHARGES FOR AGREEMENTS We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

WAIVER OF PREMIUM AGREEMENT -- The minimum guaranteed annual charge is $0.15 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

ESTATE PRESERVATION AGREEMENT -- The minimum guaranteed annual charge is $0.05 per $1,000 of agreement coverage before term election and the maximum guaranteed annual charge is $0.30 per $1,000 of agreement coverage before term election.

SINGLE TERM LIFE AGREEMENT -- The minimum guaranteed annual charge is $0.80 per $1,000 of coverage amount and the maximum guaranteed annual charge is $590.00 per $1,000 of coverage amount.


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OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.

If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

      (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

      (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in


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force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

OPTION 1 -- INTEREST PAYMENTS

We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

OPTION 3 -- LIFE INCOME

We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any


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

claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE If the date of birth of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.

INCONTESTABILITY After a Policy has been in force during the lifetimes of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

SUICIDE If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

DIVIDENDS Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update


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your Beneficiary designations, including addresses, if and as they change.
Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, to make such changes.


ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT provides for the payment of policy premium in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

SINGLE LIFE TERM INSURANCE AGREEMENT allows you to purchase a specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

ESTATE PRESERVATION AGREEMENT permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

EXTENDED MATURITY AGREEMENT does not require any additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

OTHER MATTERS

FEDERAL TAX STATUS

INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. To compensate us for the additional


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corporate taxes we pay for these policies, we make a charge of 1.25 percent of each base premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the
Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION OF INVESTMENTS Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract


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will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS In general you are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under
Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any


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Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the contract are subject to the same tax treatment as the distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay computation.

The modified endowment contract provisions of the Code apply to all Policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date,


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at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

REINSTATEMENT This policy is issued using the 1980 Commissioners Standard Ordinary (1980 CSO) Mortality Tables. Pursuant to state and federal laws, insurance companies can no longer issue policies using the 1980 CSO Mortality Tables. The IRS has also issued guidance in IRS Notice 2006-95 that limits the time frame in which insurance companies can reinstate lapsed insurance policies using the 1980 CSO mortality tables to ninety (90) days. If your policy lapses and you request a reinstatement more than ninety (90) days after the date of lapse, we will not be able to reinstate your policy.

MULTIPLE POLICIES All modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

TAXATION OF POLICY SPLIT You may split a Policy into two other individual contracts when certain events occur. A Policy split could have adverse tax consequences; for example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the Policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a Policy split.

OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.


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The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

BUSINESS USES OF POLICY The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

SPLIT DOLLAR ARRANGEMENTS A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their


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directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.


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It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.

TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME. Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment


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policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

COMPENSATION PAID FOR THE SALE OF POLICIES

Securian Financial Services, Inc. ("Securian Financial") whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to 1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance


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and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

OTHER PAYMENTS A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10 percent to 0.16 percent is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable life policies.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

LEGAL PROCEEDINGS

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement, for further information concerning the

Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

SPECIAL TERMS

      As used in this prospectus, the following terms have the indicated meanings:

      ACTUAL CASH VALUE: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

      BASE PREMIUM: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

      CODE: the Internal Revenue Code of 1986, as amended.

      FIRST DEATH: the death of the first insured to die. You must give us proof of the first death as soon as is reasonably possible.

      FUNDS: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

      GUARANTEED PRINCIPAL ACCOUNT: the portion of the general account of Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

      LOAN ACCOUNT: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

      NET SINGLE PREMIUM: the amount of money necessary, at any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

      NONREPEATING PREMIUM: a payment made to this Policy in addition to its scheduled payments.

      PAID-UP: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

      POLICY OWNER: the owner of a Policy.

      POLICY VALUE: the actual cash value of a Policy plus any policy loan.

      POLICY YEAR: a period of one year beginning with the policy date or a policy anniversary.

      PREMIUM: a scheduled payment required for this Policy.

      SECOND DEATH: the death of the second insured to die. We will pay the death proceeds when we receive due proof of the second death.

      VALUATION DATE: each date on which a Fund Portfolio is valued.

      VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

      VARIABLE LIFE ACCOUNT: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

      WE, OUR, US: Minnesota Life Insurance Company.

      YOU, YOUR: the policy owner.

APPENDIX A

EXAMPLE OF SALES LOAD COMPUTATION

As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).

Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).

As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

          General Information and History
          Additional Information About Operation of Contracts and Registrant Underwriters
          Additional Information About Charges
          Illustrations

          Financial Statements

Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

   Item Number        Caption in Prospectus

       15.            Cover Page and Table of Contents

       16.            General Information and History

       17.            Services

       18.            Premiums

       19.            Additional Information About Operation of Contracts and
                      Minnesota Life Variable Life Account

       20.            Underwriters

       21.            Additional Information About Charges

       22.            Lapse and Reinstatement

       23.            Loans

       24.            Financial Statements

       25.            Illustrations


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Gary R. Christensen, Esq.
                       Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                       Statement of Additional Information

        The date of this document and the prospectus is: May 1, 2013


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.



Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

A separate account called the Minnesota Life Variable Life Account ("Variable Life Account") was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 77 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial")or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian

Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.


Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to 1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter. Amounts paid by Minnesota Life to the underwriters of the Policies during 2012, 2011, and 2010 were $22,070,981, $24,346,302, and
$30,292,782, respectively, whih include amounts paid for other contracts issued through the Variable Life Account.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies or face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and issue age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table D.

d) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $10 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration shows the projected actual cash values and death benefits for a male and female, both non-tobacco and both aged 55. The illustration assumes that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. The plan of insurance is a protection plan, with an initial face amount of $1,925,000 and a premium of $9,650. The Cash Death Benefit Option is shown. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in the 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations.

Similarly we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

The illustration labeled "Using Current Charges" shows actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustration labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These two formats can be compared to demonstrate the result of our charging less than the maximum charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.

The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .63 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing the arithmetic average of the 2012 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represents the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.51 percent, 4.49 percent and 10.49 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it sill take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM

                              USING CURRENT CHARGES
                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS        6.00%GROSS      12.00% GROSS

                 (-1.51% NET)      (4.49% NET)     (10.49% NET)

             ATT
   POL       AGE          BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
   YR     #1      #2     PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-------   -----------   ----------   -----------  -----------  ----------   ----------   ----------   ----------
1         56     56     9,650           281       1,925,000        321      1,925,000        360      1,925,000
2         57     57     9,650         7,888       1,925,000      8,439      1,925,000      8,995      1,925,000
3         58     58     9,650        15,125       1,925,000     16,660      1,925,000     18,268      1,925,000
4         59     59     9,650        21,963       1,925,000     24,953      1,925,000     28,209      1,925,000
5         60     60     9,650        28,339       1,925,000     33,251      1,925,000     38,817      1,925,000

6         61     61     9,650        34,188       1,925,000     41,482      1,925,000     50,091      1,925,000
7         62     62     9,650        39,413       1,925,000     49,538      1,925,000     61,994      1,925,000
8         63     63     9,650        43,917       1,925,000     57,303      1,925,000     74,487      1,925,000
9         64     64     9,650        47,534       1,925,000     64,587      1,925,000     87,457      1,925,000
10        65     65     9,650        50,080       1,925,000     71,173      1,925,000    100,763      1,925,000

15        70     70     9,650        38,780       1,925,000     83,598      1,925,000    164,898      1,925,000
20        75     75     9,650         5,777         120,239     13,177      1,925,000    182,312      1,925,000
25        80     80     9,650        28,164         120,239     44,782        131,607     61,959        153,282
30        85     85     9,650        35,262         120,239     75,750        131,607    132,864        160,342
35        90     90     9,650         1,376         120,239    115,644        134,277    244,394        275,589
40        95     95     9,650             0         120,239    169,273        185,307    404,911        430,620

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM

                        USING GUARANTEED MAXIMUM CHARGES
                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                  0% GROSS       6.00% GROSS      12.00% GROSS

                (-1.51% NET)     (4.49% NET)      (10.49% NET)

          ATT
 POL      AGE       BASE       POLICY     DEATH        POLICY       DEATH         POLICY      DEATH
 YR    #1      #2  PREMIUM     VALUE      BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-----  ---------- ---------- ----------  ----------   ----------   ----------   ----------   ----------
1      56   56     9,650           0     1,925,000         24      1,925,000          56     1,925,000
2      57   57     9,650       7,322     1,925,000      7,831      1,925,000       8,354     1,925,000
3      58   58     9,650      14,278     1,925,000     15,728      1,925,000      17,254     1,925,000
4      59   59     9,650      20,840     1,925,000     23,683      1,925,000      26,784     1,925,000
5      60   60     9,650      26,943     1,925,000     31,626      1,925,000      36,937     1,925,000

6      61   61     9,650      32,523     1,925,000     39,485      1,925,000      47,707     1,925,000
7      62   62     9,650      37,482     1,925,000     47,151      1,925,000      59,052     1,925,000
8      63   63     9,650      41,724     1,925,000     54,509      1,925,000      70,927     1,925,000
9      64   64     9,650      45,080     1,925,000     61,365      1,925,000      83,210     1,925,000
10     65   65     9,650      47,368     1,925,000     67,500      1,925,000      95,754     1,925,000

15     70   70     9,650      34,778     1,925,000     77,254      1,925,000     154,526     1,925,000
20     75   75     9,650       5,486       120,239      3,020      1,925,000     162,055     1,925,000
25     80   80     9,650      26,297       120,239     31,130        115,790      22,649       103,047
30     85   85     9,650      30,961       120,239     56,663        115,790      65,127       103,047
35     90   90     9,650           0       120,239     81,566        115,790     142,299       160,768
40     95   95     9,650           0       120,239    125,911        138,079     255,156       271,630

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries (the Company) and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2012, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                           December 31, 2012 and 2011

                   (With Independent Auditors' Report Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2012 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Minneapolis, Minnesota
April 10, 2013

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                   ADVANTUS         ADVANTUS
                                                                 ADVANTUS         ADVANTUS           INDEX          MORTGAGE
                                                                   BOND             MONEY             500          SECURITIES
                                                                 CLASS 2           MARKET           CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 53,462,165 shares at net asset
    value of $2.00 per share (cost $81,048,912)               $   107,157,906               --               --               --
  Advantus Money Market, 28,627,807 shares at net asset
    value of $1.00 per share (cost $28,627,807)                            --       28,615,182               --               --
  Advantus Index 500 Class 2, 39,173,774 shares at net
    asset value of $5.12 per share (cost $145,598,133)                     --               --      200,389,522               --
  Advantus Mortgage Securities Class 2, 23,177,102 shares
    at net asset value of $1.74 per share (cost $32,731,143)               --               --               --       40,413,450
  Advantus International Bond Class 2, 14,382,224 shares
    at net asset value of $2.44 per share (cost $24,937,968)               --               --               --               --
  Advantus Index 400 Mid-Cap Class 2, 26,199,229 shares at
    net asset value of $2.47 per share (cost $44,372,873)                  --               --               --               --
  Advantus Real Estate Securities Class 2, 15,561,019
    shares at net asset value of $3.07 per share
    (cost $34,070,419)                                                     --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                  107,157,906       28,615,182      200,389,522       40,413,450
Receivable from Minnesota Life for Policy purchase payments                --           26,300               --               --
Receivable for investments sold                                       117,789               --           77,416           59,864
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                  107,275,695       28,641,482      200,466,938       40,473,314
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges               117,789               --           77,416           59,864
Payable for investments purchased                                          --           26,300               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                 117,789           26,300           77,416           59,864
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $   107,157,906       28,615,182      200,389,522       40,413,450
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $   107,157,906       28,615,182      200,389,522       40,413,450
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 ADVANTUS         ADVANTUS         ADVANTUS
                                                               INTERNATIONAL      INDEX 400       REAL ESTATE
                                                                   BOND            MID-CAP        SECURITIES
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 53,462,165 shares at net asset
    value of $2.00 per share (cost $81,048,912)                            --               --               --
  Advantus Money Market, 28,627,807 shares at net asset
    value of $1.00 per share (cost $28,627,807)                            --               --               --
  Advantus Index 500 Class 2, 39,173,774 shares at net
    asset value of $5.12 per share (cost $145,598,133)                     --               --               --
  Advantus Mortgage Securities Class 2, 23,177,102 shares
    at net asset value of $1.74 per share (cost $32,731,143)               --               --               --
  Advantus International Bond Class 2, 14,382,224 shares
    at net asset value of $2.44 per share (cost $24,937,968)       35,086,961               --               --
  Advantus Index 400 Mid-Cap Class 2, 26,199,229 shares at
    net asset value of $2.47 per share (cost $44,372,873)                  --       64,769,419               --
  Advantus Real Estate Securities Class 2, 15,561,019
    shares at net asset value of $3.07 per share
    (cost $34,070,419)                                                     --               --       47,755,446
                                                              ---------------  ---------------  ---------------
                                                                   35,086,961       64,769,419       47,755,446
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                        25,278           58,845           60,999
                                                              ---------------  ---------------  ---------------
    Total assets                                                   35,112,239       64,828,264       47,816,445
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                25,278           58,845           60,999
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                  25,278           58,845           60,999
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                         35,086,961       64,769,419       47,755,446
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                    35,086,961       64,769,419       47,755,446
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------
                                                                                                                 ALLIANCE
                                                                              INVESCO V.I.    INVESCO V.I.       BERNSTEIN
                                                                                  CORE          SMALL CAP      INTERNATIONAL
                                                                                 EQUITY          EQUITY            VALUE
                                                                            ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of AIM Variable Insurance Funds:
  Core Equity Fund, 26,688 shares at net asset value of $29.86 per share
    (cost $715,268)                                                         $       796,900               --               --
  Small Cap Equity Fund, 127,939 shares at net asset value of $18.31 per
    share (cost $2,158,986)                                                              --        2,342,561               --
Investments in shares of Alliance Bernstein Funds:
  International Value Fund, 6,437 shares at net asset value of $12.84 per
    share (cost $78,622)                                                                 --               --           82,645
Investments in shares of American Century Variable Portfolios, Inc.:
  Income & Growth Fund, 345,387 shares at net asset value of $6.90 per
    share (cost $1,901,374)                                                              --               --               --
  Inflation Protection Fund, 403,132 shares at net asset value of $12.03
    per share (cost $4,730,399)                                                          --               --               --
  Ultra Fund, 2,756,283 shares at net asset value of $10.65 per share
    (cost $24,313,283)                                                                   --               --               --
                                                                            ---------------  ---------------  ---------------
                                                                                    796,900        2,342,561           82,645
Receivable from Minnesota Life for Policy purchase payments                              --               --               --
Receivable for investments sold                                                         909            6,874                4
                                                                            ---------------  ---------------  ---------------
    Total assets                                                                    797,809        2,349,435           82,649
                                                                            ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
  mortality and expense charges                                                         909            6,874                4
Payable for investments purchased                                                        --               --               --
                                                                            ---------------  ---------------  ---------------
    Total liabilities                                                                   909            6,874                4
                                                                            ---------------  ---------------  ---------------
    Net assets applicable to policy owners                                  $       796,900        2,342,561           82,645
                                                                            ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                             $       796,900        2,342,561           82,645
                                                                            ===============  ===============  ===============

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------
                                                                               AMERICAN         AMERICAN
                                                                                CENTURY          CENTURY         AMERICAN
                                                                                INCOME        VP INFLATION        CENTURY
                                                                              AND GROWTH       PROTECTION          ULTRA
                                                                            ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of AIM Variable Insurance Funds:
  Core Equity Fund, 26,688 shares at net asset value of $29.86 per share
    (cost $715,268)                                                                      --               --               --
  Small Cap Equity Fund, 127,939 shares at net asset value of $18.31 per
    share (cost $2,158,986)                                                              --               --               --
Investments in shares of Alliance Bernstein Funds:
  International Value Fund, 6,437 shares at net asset value of $12.84 per
    share (cost $78,622)                                                                 --               --               --
Investments in shares of American Century Variable Portfolios, Inc.:
  Income & Growth Fund, 345,387 shares at net asset value of $6.90 per
    share (cost $1,901,374)                                                       2,383,170               --               --
  Inflation Protection Fund, 403,132 shares at net asset value of $12.03
    per share (cost $4,730,399)                                                          --        4,849,677               --
  Ultra Fund, 2,756,283 shares at net asset value of $10.65 per share
    (cost $24,313,283)                                                                   --               --       29,354,418
                                                                            ---------------  ---------------  ---------------
                                                                                  2,383,170        4,849,677       29,354,418
Receivable from Minnesota Life for Policy purchase payments                              --               --               --
Receivable for investments sold                                                         764           24,775            9,276
                                                                            ---------------  ---------------  ---------------
    Total assets                                                                  2,383,934        4,874,452       29,363,694
                                                                            ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
  mortality and expense charges                                                         764           24,775            9,276
Payable for investments purchased                                                        --               --               --
                                                                            ---------------  ---------------  ---------------
    Total liabilities                                                                   764           24,775            9,276
                                                                            ---------------  ---------------  ---------------
    Net assets applicable to policy owners                                        2,383,170        4,849,677       29,354,418
                                                                            ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                                   2,383,170        4,849,677       29,354,418
                                                                            ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------------------------
                                                                                  AMERICAN         AMERICAN          AMERICAN
                                                                 AMERICAN         FUNDS IS         FUNDS IS          FUNDS IS
                                                                  CENTURY        GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2          CLASS 2           CLASS 2
                                                              ---------------  ---------------  ---------------  ----------------
                           ASSETS
Investments in shares of American Century Variable
  Portfolios, Inc.:
  Value Fund, 3,824,617 shares at net asset value of $6.53
    per share (cost $22,013,188)                              $    24,974,749               --               --                --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 75,281 shares at net asset value of
    $12.27 per share (cost $918,323)                                       --          923,693               --                --
  Global Growth Class 2, 12,536 shares at net asset value of
    $23.44 per share (cost $276,609)                                       --               --          293,836                --
  Global Small Capitalization Class 2, 26,488 shares at net
    asset value of $19.86 per share (cost $484,878)                        --               --               --           526,059
  Growth Class 2, 17,058 shares at net asset value of $60.45
    per share (cost $940,869)                                              --               --               --                --
  Growth-Income Class 2, 29,338 shares at net asset value of
    $38.24 per share (cost $1,067,220)                                     --               --               --                --
  International Class 2, 80,008 shares at net asset value of
    $17.62 per share (cost $1,291,774)                                     --               --               --                --
                                                              ---------------  ---------------  ---------------  ----------------
                                                                   24,974,749          923,693          293,836           526,059
Receivable from Minnesota Life for Policy purchase payments                --               --               --                --
Receivable for investments sold                                        52,303              317               88                98
                                                              ---------------  ---------------  ---------------  ----------------
    Total assets                                                   25,027,052          924,010          293,924           526,157
                                                              ---------------  ---------------  ---------------  ----------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                52,303              317               88                98
Payable for investments purchased                                          --               --               --                --
                                                              ---------------  ---------------  ---------------  ----------------
    Total liabilities                                                  52,303              317               88                98
                                                              ---------------  ---------------  ---------------  ----------------
    Net assets applicable to policy owners                    $    24,974,749          923,693          293,836           526,059
                                                              ===============  ===============  ===============  ================
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $    24,974,749          923,693          293,836           526,059
                                                              ===============  ===============  ===============  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 AMERICAN         AMERICAN         AMERICAN
                                                                 FUNDS IS         FUNDS IS         FUNDS IS
                                                                  GROWTH        GROWTH-INCOME    INTERNATIONAL
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of American Century Variable
  Portfolios, Inc.:
  Value Fund, 3,824,617 shares at net asset value of $6.53
    per share (cost $22,013,188)                                           --               --               --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 75,281 shares at net asset value of
    $12.27 per share (cost $918,323)                                       --               --               --
  Global Growth Class 2, 12,536 shares at net asset value of
    $23.44 per share (cost $276,609)                                       --               --               --
  Global Small Capitalization Class 2, 26,488 shares at net
    asset value of $19.86 per share (cost $484,878)                        --               --               --
  Growth Class 2, 17,058 shares at net asset value of $60.45
    per share (cost $940,869)                                       1,031,155               --               --
  Growth-Income Class 2, 29,338 shares at net asset value of
    $38.24 per share (cost $1,067,220)                                     --        1,121,876               --
  International Class 2, 80,008 shares at net asset value of
    $17.62 per share (cost $1,291,774)                                     --               --        1,409,746
                                                              ---------------  ---------------  ---------------
                                                                    1,031,155        1,121,876        1,409,746
Receivable from Minnesota Life for Policy purchase payments                --           27,953               --
Receivable for investments sold                                           284               --              245
                                                              ---------------  ---------------  ---------------
    Total assets                                                    1,031,439        1,149,829        1,409,991
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                   284               --              245
Payable for investments purchased                                          --           27,953               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                     284           27,953              245
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                          1,031,155        1,121,876        1,409,746
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                     1,031,155        1,121,876        1,409,746
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------------------------
                                                                  AMERICAN         AMERICAN
                                                                  FUNDS IS         FUNDS IS        FIDELITY
                                                                 NEW WORLD      U.S. GOVT SEC        HIGH          FIDELITY VIP
                                                                  CLASS 2          CLASS 2          INCOME          CONTRAFUND
                                                              ---------------  ---------------  ---------------  ----------------
                           ASSETS
Investments in shares of American Funds Insurance Series
 Products Trust:
  New World Class 2, 540,356 shares at net asset value of
    $22.75 per share (cost $11,797,394)                       $    12,293,094               --               --               --
  U.S. Govt Sec Class 2, 12,873 shares at net asset value of
    $12.63 per share (cost $166,050)                                       --          162,583               --               --
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  High Income Portfolio, 947,013 shares at net asset value
    of $5.66 per share (cost $5,245,041)                                   --               --        5,360,092               --
  Contrafund Portfolio, 2,567,234 shares at net asset value
    of $26.00 per share (cost $58,672,509)                                 --               --               --       66,748,091
  Equity-Income Portfolio, 3,606,711 shares at net asset
    value of $19.62 per share (cost $74,303,065)                           --               --               --               --
  Mid-Cap Portfolio, 1,572,763 shares at net asset value of
    $29.98 per share (cost $45,682,059)                                    --               --               --               --
Investments in shares of Franklin Templeton Variable
 Insurance Products (VIP) Trust:
  Small Cap Value Fund, 112,701 shares at net asset value of
    $18.23 per share (cost $1,835,727)                                     --               --               --               --
                                                              ---------------  ---------------  ---------------  ----------------
                                                                   12,293,094          162,583        5,360,092       66,748,091
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                         4,984               18              968           49,138
                                                              ---------------  ---------------  ---------------  ----------------
    Total assets                                                   12,298,078          162,601        5,361,060       66,797,229
                                                              ---------------  ---------------  ---------------  ----------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 4,984               18              968           49,138
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ----------------
    Total liabilities                                                   4,984               18              968           49,138
                                                              ---------------  ---------------  ---------------  ----------------
    Net assets applicable to policy owners                    $    12,293,094          162,583        5,360,092       66,748,091
                                                              ===============  ===============  ===============  ================
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $    12,293,094          162,583        5,360,092       66,748,091
                                                              ===============  ===============  ===============  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                   FRANKLIN
                                                               FIDELITY VIP      FIDELITY VIP      SMALL CAP
                                                               EQUITY-INCOME        MID-CAP          VALUE
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of American Funds Insurance Series
 Products Trust:
  New World Class 2, 540,356 shares at net asset value of
    $22.75 per share (cost $11,797,394)                                    --               --               --
  U.S. Govt Sec Class 2, 12,873 shares at net asset value of
    $12.63 per share (cost $166,050)                                       --               --               --
Investments in shares of Fidelity Variable Insurance
 Products (VIP) Fund:
  High Income Portfolio, 947,013 shares at net asset value
    of $5.66 per share (cost $5,245,041)                                   --               --               --
  Contrafund Portfolio, 2,567,234 shares at net asset value
    of $26.00 per share (cost $58,672,509)                                 --               --               --
  Equity-Income Portfolio, 3,606,711 shares at net asset
    value of $19.62 per share (cost $74,303,065)                   70,763,677               --               --
  Mid-Cap Portfolio, 1,572,763 shares at net asset value of
    $29.98 per share (cost $45,682,059)                                    --       47,151,423               --
Investments in shares of Franklin Templeton Variable
 Insurance Products (VIP) Trust:
  Small Cap Value Fund, 112,701 shares at net asset value of
    $18.23 per share (cost $1,835,727)                                     --               --        2,054,547
                                                              ---------------  ---------------  ---------------
                                                                   70,763,677       47,151,423        2,054,547
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                        28,675           17,783            2,631
                                                              ---------------  ---------------  ---------------
    Total assets                                                   70,792,352       47,169,206        2,057,178
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                28,675           17,783            2,631
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                  28,675           17,783            2,631
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                         70,763,677       47,151,423        2,054,547
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                    70,763,677       47,151,423        2,054,547
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                  FRANKLIN                          TEMPLETON
                                                                                  LARGE CAP        FRANKLIN        DEVELOPING
                                                                  FRANKLIN         GROWTH        MUTUAL SHARES       MARKETS
                                                               SMALL MID CAP     SECURITIES       SECURITIES       SECURITIES
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Franklin Templeton Variable
  Insurance Products (VIP) Trust:
  Small Mid Cap Fund, 912,929 shares at net asset value of
    $21.04 per share (cost $17,901,016)                       $    19,208,030               --               --               --
  Large Cap Growth Securities Fund, 200,712 shares at net
    asset value of $16.20 per share (cost $2,649,709)                      --        3,251,531               --               --
  Mutual Shares Securities Fund, 657,280 shares at net asset
    value of $17.22 per share (cost $10,757,483)                           --               --       11,318,359               --
  Developing Mkts Securities Fund, 3,417,431 shares at net
    asset value of $10.50 per share (cost $31,988,960)                     --               --               --       35,883,022
Investments in shares of Goldman Sachs VIT Fund:
  Government Income Fund, 141,595 shares at net asset value
    of $10.58 per share (cost $1,527,723)                                  --               --               --               --
Investments in shares of Ibbotson Funds:
  Ibbotson Aggressive Growth Fund, 769,231 shares at net
    asset value of $9.82 per share (cost $7,002,650)                       --               --               --               --
  Ibbotson Balanced Fund, 511,319 shares at net asset value
    of $10.26 per share (cost $5,230,445)                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                   19,208,030        3,251,531       11,318,359       35,883,022
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                        26,108              899            7,293                6
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                   19,234,138        3,252,430       11,325,652       35,883,028
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                26,108              899            7,293                6
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                  26,108              899            7,293                6
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $    19,208,030        3,251,531       11,318,359       35,883,022
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $    19,208,030        3,251,531       11,318,359       35,883,022
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT        IBBOTSON
                                                                GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                                  INCOME           GROWTH          BALANCED
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Franklin Templeton Variable
  Insurance Products (VIP) Trust:
  Small Mid Cap Fund, 912,929 shares at net asset value of
    $21.04 per share (cost $17,901,016)                                    --               --               --
  Large Cap Growth Securities Fund, 200,712 shares at net
    asset value of $16.20 per share (cost $2,649,709)                      --               --               --
  Mutual Shares Securities Fund, 657,280 shares at net asset
    value of $17.22 per share (cost $10,757,483)                           --               --               --
  Developing Mkts Securities Fund, 3,417,431 shares at net
    asset value of $10.50 per share (cost $31,988,960)                     --               --               --
Investments in shares of Goldman Sachs VIT Fund:
  Government Income Fund, 141,595 shares at net asset value
    of $10.58 per share (cost $1,527,723)                           1,498,072               --               --
Investments in shares of Ibbotson Funds:
  Ibbotson Aggressive Growth Fund, 769,231 shares at net
    asset value of $9.82 per share (cost $7,002,650)                       --        7,553,849               --
  Ibbotson Balanced Fund, 511,319 shares at net asset value
    of $10.26 per share (cost $5,230,445)                                  --               --        5,246,135
                                                              ---------------  ---------------  ---------------
                                                                    1,498,072        7,553,849        5,246,135
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                         6,842              638              693
                                                              ---------------  ---------------  ---------------
    Total assets                                                    1,504,914        7,554,487        5,246,828
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 6,842              638              693
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                   6,842              638              693
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                          1,498,072        7,553,849        5,246,135
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                     1,498,072        7,553,849        5,246,135
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                     INVESCO
                                                                                                                   VAN KAMPEN
                                                                  IBBOTSON        IBBOTSON      IBBOTSON INCOME   V.I. AMERICAN
                                                                CONSERVATIVE       GROWTH         AND GROWTH        FRANCHISE
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ibbotson Funds:
  Ibbotson Conservative Fund, 139,527 shares at net asset
    value of $11.20 per share (cost $1,583,273)               $     1,562,706               --               --               --
  Ibbotson Growth Fund, 805,412 shares at net asset value of
    $9.36 per share (cost $7,604,332)                                      --        7,538,658               --               --
  Ibbotson Income and Growth Fund, 123,294 shares at net
    asset value of $10.81 per share (cost $1,312,689)                      --               --        1,332,809               --
Investments in shares of Invesco Van Kampen V.I. Funds:
  American Franchise Fund, 124,792 shares at net asset value
    of $35.55 per share (cost $4,271,391)                                  --               --               --        4,436,357
  Comstock Fund, 241,288 shares at net asset value of $13.22
    per share (cost $2,867,857)                                            --               --               --               --
  Growth and Income Fund, 5,087 shares at net asset value of
    $20.03 per share (cost $97,685)                                        --               --               --               --
  American Value Fund, 23,189 shares at net asset value of
    $14.81 per share (cost $330,564)                                       --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    1,562,706        7,538,658        1,332,809        4,436,357
Receivable from Minnesota Life for Policy purchase payments            10,255               --               --               --
Receivable for investments sold                                            --            2,046              429              518
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                    1,572,961        7,540,704        1,333,238        4,436,875
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                    --            2,046              429              518
Payable for investments purchased                                      10,255               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                  10,255            2,046              429              518
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $     1,562,706        7,538,658        1,332,809        4,436,357
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $     1,562,706        7,538,658        1,332,809        4,436,357
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                   INVESCO        INVESCO VAN
                                                                  INVESCO        VAN KAMPEN         KAMPEN
                                                                VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK     AND INCOME          VALUE
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ibbotson Funds:
  Ibbotson Conservative Fund, 139,527 shares at net asset
    value of $11.20 per share (cost $1,583,273)                            --               --               --
  Ibbotson Growth Fund, 805,412 shares at net asset value of
    $9.36 per share (cost $7,604,332)                                      --               --               --
  Ibbotson Income and Growth Fund, 123,294 shares at net
    asset value of $10.81 per share (cost $1,312,689)                      --               --               --
Investments in shares of Invesco Van Kampen V.I. Funds:
  American Franchise Fund, 124,792 shares at net asset value
    of $35.55 per share (cost $4,271,391)                                  --               --               --
  Comstock Fund, 241,288 shares at net asset value of $13.22
    per share (cost $2,867,857)                                     3,189,821               --               --
  Growth and Income Fund, 5,087 shares at net asset value of
    $20.03 per share (cost $97,685)                                        --          101,900               --
  American Value Fund, 23,189 shares at net asset value of
    $14.81 per share (cost $330,564)                                       --               --          343,434
                                                              ---------------  ---------------  ---------------
                                                                    3,189,821          101,900          343,434
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                         2,894               18               53
                                                              ---------------  ---------------  ---------------
    Total assets                                                    3,192,715          101,918          343,487
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 2,894               18               53
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                   2,894               18               53
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                          3,189,821          101,900          343,434
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                     3,189,821          101,900          343,434
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                   INVESCO
                                                                 VAN KAMPEN     IVY FUNDS VIP
                                                                V.I. EQUITY         ASSET        IVY FUNDS VIP    IVY FUNDS VIP
                                                                 AND INCOME       STRATEGY         BALANCED        CORE EQUITY
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
  Equity and Income Fund, 55,312 shares at net asset value
    of $15.05 per share (cost $800,788)                       $       832,439               --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Asset Strategy Portfolio, 6,568,456 shares at net asset
    value of $10.73 per share (cost $59,270,612)                           --       70,452,599               --               --
  Balanced Portfolio, 13,148,167 shares at net asset value
    of $9.37 per share (cost $107,595,799)                                 --               --      123,216,733               --
  Core Equity Portfolio, 800,462 shares at net asset value
    of $12.38 per share (cost $9,192,138)                                  --               --               --        9,910,363
  Global Natural Resources Portfolio, 848,768 shares at net
    asset value of $5.04 per share (cost $5,166,891)                       --               --               --               --
  Growth Portfolio, 15,201,627 shares at net asset value of
    $10.63 per share (cost $141,283,595)                                   --               --               --               --
  International Growth Portfolio, 1,007,869 shares at net
    asset value of $8.46 per share (cost $8,062,586)                       --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      832,439       70,452,599      123,216,733        9,910,363
Receivable from Minnesota Life for Policy purchase payments                --               --               --            1,402
Receivable for investments sold                                           216            6,592           45,323               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                      832,655       70,459,191      123,262,056        9,911,765
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                   216            6,592           45,323               --
Payable for investments purchased                                          --               --               --            1,402
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                     216            6,592           45,323            1,402
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $       832,439       70,452,599      123,216,733        9,910,363
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $       832,439       70,452,599      123,216,733        9,910,363
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP                     IVY FUNDS VIP
                                                              GLOBAL NATURAL    IVY FUNDS VIP    INTERNATIONAL
                                                                 RESOURCES         GROWTH           GROWTH
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
  Equity and Income Fund, 55,312 shares at net asset value
    of $15.05 per share (cost $800,788)                                    --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  Asset Strategy Portfolio, 6,568,456 shares at net asset
    value of $10.73 per share (cost $59,270,612)                           --               --               --
  Balanced Portfolio, 13,148,167 shares at net asset value
    of $9.37 per share (cost $107,595,799)                                 --               --               --
  Core Equity Portfolio, 800,462 shares at net asset value
    of $12.38 per share (cost $9,192,138)                                  --               --               --
  Global Natural Resources Portfolio, 848,768 shares at net
    asset value of $5.04 per share (cost $5,166,891)                4,277,538               --               --
  Growth Portfolio, 15,201,627 shares at net asset value of
    $10.63 per share (cost $141,283,595)                                   --      161,537,047               --
  International Growth Portfolio, 1,007,869 shares at net
    asset value of $8.46 per share (cost $8,062,586)                       --               --        8,530,504
                                                              ---------------  ---------------  ---------------
                                                                    4,277,538      161,537,047        8,530,504
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                         2,882          134,455            4,957
                                                              ---------------  ---------------  ---------------
    Total assets                                                    4,280,420      161,671,502        8,535,461
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 2,882          134,455            4,957
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                   2,882          134,455            4,957
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                          4,277,538      161,537,047        8,530,504
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                     4,277,538      161,537,047        8,530,504
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                               INTERNATIONAL      MICRO-CAP         MID CAP         SCIENCE &
                                                                   VALUE           GROWTH           GROWTH         TECHNOLOGY
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  International Value Portfolio, 9,169,649 shares at net
    asset value of $16.07 per share (cost $156,145,794)       $   147,348,003               --               --               --
  Micro-Cap Growth Portfolio, 751,740 shares at net asset
    value of $21.13 per share (cost $12,584,584)                           --       15,883,055               --               --
  Mid Cap Growth Portfolio, 252,903 shares at net asset
    value of $8.54 per share (cost $2,119,845)                             --               --        2,159,156               --
  Science & Technology Portfolio, 423,089 shares at net
    asset value of $18.10 per share (cost $6,270,183)                      --               --               --        7,659,474
  Small Cap Growth Portfolio, 7,521,085 shares at net
    asset value of $9.60 per share (cost $70,653,910)                      --               --               --               --
  Small Cap Value Portfolio, 3,369,942 shares at net asset
    value of $16.04 per share (cost $47,790,964)                           --               --               --               --
  Value Portfolio, 8,944,499 shares at net asset value
    of $5.97 per share (cost $51,019,118)                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                  147,348,003       15,883,055        2,159,156        7,659,474
Receivable from Minnesota Life for Policy purchase payments                --               --               --            2,882
Receivable for investments sold                                        97,610            2,606            5,100               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                  147,445,613       15,885,661        2,164,256        7,662,356
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                97,610            2,606            5,100               --
Payable for investments purchased                                          --               --               --            2,882
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                  97,610            2,606            5,100            2,882
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $   147,348,003       15,883,055        2,159,156        7,659,474
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $   147,348,003       15,883,055        2,159,156        7,659,474
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP
                                                                 SMALL CAP        SMALL CAP      IVY FUNDS VIP
                                                                  GROWTH            VALUE            VALUE
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
  International Value Portfolio, 9,169,649 shares at net
    asset value of $16.07 per share (cost $156,145,794)                    --               --               --
  Micro-Cap Growth Portfolio, 751,740 shares at net asset
    value of $21.13 per share (cost $12,584,584)                           --               --               --
  Mid Cap Growth Portfolio, 252,903 shares at net asset
    value of $8.54 per share (cost $2,119,845)                             --               --               --
  Science & Technology Portfolio, 423,089 shares at net
    asset value of $18.10 per share (cost $6,270,183)                      --               --               --
  Small Cap Growth Portfolio, 7,521,085 shares at net
    asset value of $9.60 per share (cost $70,653,910)              72,173,088               --               --
  Small Cap Value Portfolio, 3,369,942 shares at net asset
    value of $16.04 per share (cost $47,790,964)                           --       54,062,629               --
  Value Portfolio, 8,944,499 shares at net asset value
    of $5.97 per share (cost $51,019,118)                                  --               --       53,409,393
                                                              ---------------  ---------------  ---------------
                                                                   72,173,088       54,062,629       53,409,393
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                        57,988           57,421           90,084
                                                              ---------------  ---------------  ---------------
    Total assets                                                   72,231,076       54,120,050       53,499,477
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                57,988           57,421           90,084
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                  57,988           57,421           90,084
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                         72,173,088       54,062,629       53,409,393
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                    72,173,088       54,062,629       53,409,393
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                   JANUS            JANUS            JANUS         JANUS ASPEN
                                                                   ASPEN            ASPEN            ASPEN           MID CAP
                                                                 BALANCED           FORTY          OVERSEAS           VALUE
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
  Balanced Portfolio, 232,149 shares at net asset value
    of $28.42 per share (cost $6,559,496)                     $     6,597,679               --               --               --
  Aspen Forty Portfolio, 1,003,422 shares at net asset value
    of $40.28 per share (cost $31,897,387)                                 --       40,417,848               --               --
  Aspen Overseas Portfolio, 1,808,759 shares at net asset
    value of $37.03 per share (cost $75,207,149)                           --               --       66,978,333               --
  Aspen Mid Cap Value Portfolio, 138,001 shares at net asset
    value of $15.57 per share (cost $2,176,590)                            --               --               --        2,148,679
Investments in shares of MFS Variable Insurance Trust:
  Investors Growth Stock Series, 1,004,418 shares at net
    asset value of $11.93 per share (cost $9,920,705)                      --               --               --               --
  Mid Cap Growth Series, 178,945 shares at net asset value
    of $6.38 per share (cost $981,531)                                     --               --               --               --
  New Discovery Series, 707,176 shares at net asset value
    of $15.01 per share (cost $9,209,341)                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    6,597,679       40,417,848       66,978,333        2,148,679
Receivable from Minnesota Life for Policy purchase payments             4,395           10,648               --               --
Receivable for investments sold                                            --               --           39,969           11,104
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                    6,602,074       40,428,496       67,018,302        2,159,783
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                    --               --           39,969           11,104
Payable for investments purchased                                       4,395           10,648               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                   4,395           10,648           39,969           11,104
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $     6,597,679       40,417,848       66,978,333        2,148,679
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $     6,597,679       40,417,848       66,978,333        2,148,679
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                    MFS              MFS              MFS
                                                                 INVESTORS         MID CAP            NEW
                                                               GROWTH STOCK        GROWTH          DISCOVERY
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
  Balanced Portfolio, 232,149 shares at net asset value
    of $28.42 per share (cost $6,559,496)                                  --               --               --
  Aspen Forty Portfolio, 1,003,422 shares at net asset value
    of $40.28 per share (cost $31,897,387)                                 --               --               --
  Aspen Overseas Portfolio, 1,808,759 shares at net asset
    value of $37.03 per share (cost $75,207,149)                           --               --               --
  Aspen Mid Cap Value Portfolio, 138,001 shares at net asset
    value of $15.57 per share (cost $2,176,590)                            --               --               --
Investments in shares of MFS Variable Insurance Trust:
  Investors Growth Stock Series, 1,004,418 shares at net
    asset value of $11.93 per share (cost $9,920,705)              11,982,708               --               --
  Mid Cap Growth Series, 178,945 shares at net asset value
    of $6.38 per share (cost $981,531)                                     --        1,141,668               --
  New Discovery Series, 707,176 shares at net asset value
    of $15.01 per share (cost $9,209,341)                                  --               --       10,614,710
                                                              ---------------  ---------------  ---------------
                                                                   11,982,708        1,141,668       10,614,710
Receivable from Minnesota Life for Policy purchase payments                --               --            4,467
Receivable for investments sold                                        42,086              417               --
                                                              ---------------  ---------------  ---------------
    Total assets                                                   12,024,794        1,142,085       10,619,177
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                42,086              417               --
Payable for investments purchased                                          --               --            4,467
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                  42,086              417            4,467
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                         11,982,708        1,141,668       10,614,710
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                    11,982,708        1,141,668       10,614,710
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                  NEUBERGER                        OPPENHEIMER
                                                                                     AMT          OPPENHEIMER        GLOBAL
                                                                    MFS           SOCIALLY          CAPITAL         STRATEGIC
                                                                   VALUE         RESPONSIVE      APPRECIATION        INCOME
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of MFS Variable Insurance Trust:
  Value Fund, 3,079,690 shares at net asset value
    of $14.22 per share (cost $36,051,439)                    $    43,793,196               --               --               --
Investments in shares of Neuberger Funds:
  AMT Socially Responsive Fund, 22,333 shares at net asset
    value of $15.92 per share (cost $348,045)                              --          355,544               --               --
Investments in shares of Oppenheimer Variable Account
  Funds/Panorama Series Fund, Inc.:
  Capital Appreciation Fund, 76,198 shares at net asset
    value of $44.66 per share (cost $2,617,908)                            --               --        3,403,011               --
  Global Strategic Income Fund, 1,695,952 shares at net
    asset value of $5.79 per share (cost $9,603,363)                       --               --               --        9,819,561
  Main Street Small Cap Fund, 13,400 shares at net asset
    value of $19.96 per share (cost $243,862)                              --               --               --               --
  International Growth, 5,769,298 shares at net asset value
    of $2.14 per share (cost $10,494,666)                                  --               --               --               --
Investments in shares of PIMCO Funds:
  VIT Low Duration Fund, 596,315 shares at net asset value
    of $10.78 per share (cost $6,346,772)                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                   43,793,196          355,544        3,403,011        9,819,561
Receivable from Minnesota Life for Policy purchase payments                --               --            2,927               --
Receivable for investments sold                                        52,532               85               --            3,804
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                   43,845,728          355,629        3,405,938        9,823,365
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                52,532               85               --            3,804
Payable for investments purchased                                          --               --            2,927               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                  52,532               85            2,927            3,804
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $    43,793,196          355,544        3,403,011        9,819,561
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $    43,793,196          355,544        3,403,011        9,819,561
                                                              ===============  ===============  ===============  ===============


                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                OPPENHEIMER      OPPENHEIMER      PIMCO FUNDS
                                                                MAIN STREET     INTERNATIONAL       VIT LOW
                                                                 SMALL CAP         GROWTH          DURATION
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of MFS Variable Insurance Trust:
  Value Fund, 3,079,690 shares at net asset value
    of $14.22 per share (cost $36,051,439)                                 --               --               --
Investments in shares of Neuberger Funds:
  AMT Socially Responsive Fund, 22,333 shares at net asset
    value of $15.92 per share (cost $348,045)                              --               --               --
Investments in shares of Oppenheimer Variable Account
  Funds/Panorama Series Fund, Inc.:
  Capital Appreciation Fund, 76,198 shares at net
    asset value of $44.66 per share (cost $2,617,908)                      --               --               --
  Global Strategic Income Fund, 1,695,952 shares at net
    asset value of $5.79 per share (cost $9,603,363)                       --               --               --
  Main Street Small Cap Fund, 13,400 shares at net asset
    value of $19.96 per share (cost $243,862)                         267,463               --               --
  International Growth, 5,769,298 shares at net asset value
    of $2.14 per share (cost $10,494,666)                                  --       12,346,297               --
Investments in shares of PIMCO Funds:
  VIT Low Duration Fund, 596,315 shares at net asset value
    of $10.78 per share (cost $6,346,772)                                  --               --        6,428,276
                                                              ---------------  ---------------  ---------------
                                                                      267,463       12,346,297        6,428,276
Receivable from Minnesota Life for Policy purchase payments                --            3,793               --
Receivable for investments sold                                            15               --           17,637
                                                              ---------------  ---------------  ---------------
    Total assets                                                      267,478       12,350,090        6,445,913
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                    15               --           17,637
Payable for investments purchased                                          --            3,793               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                      15            3,793           17,637
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                            267,463       12,346,297        6,428,276
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                       267,463       12,346,297        6,428,276
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                PIMCO FUNDS       PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                 VIT TOTAL       GROWTH AND      INTERNATIONAL      MULTI CAP
                                                                  RETURN           INCOME           EQUITY           GROWTH
                                                              ---------------  ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of PIMCO Funds:
  VIT Total Return Fund, 1,504,831 shares at net asset value
    of $11.55 per share (cost $17,076,382)                    $    17,380,795               --               --               --
Investments in shares of Putnam Variable Trust:
  Putnam Growth and Income Fund, 28,824 shares at net asset
    value of $17.93 per share (cost $449,104)                              --          516,812               --               --
  International Equity Fund, 484,931 shares at net asset
    value of $11.33 per share (cost $5,021,882)                            --               --        5,494,268               --
  Multi Cap Growth Fund, 12,806 shares at net asset value
    of $22.45 per share (cost $262,205)                                    --               --               --          287,489
  Equity Income Fund, 261,115 shares at net asset value
    of $15.72 per share (cost $3,561,584)                                  --               --               --               --
  Voyager Fund, 52,460 shares at net asset value
    of $36.17 per share (cost $1,958,069)                                  --               --               --               --
Investments in shares of Morgan Stanley Funds, Inc.:
  UIF Emerging Markets Equity Portfolio, 158,430 shares at
    net asset value of $14.98 per share (cost $2,191,232)                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
                                                                   17,380,795          516,812        5,494,268          287,489
Receivable from Minnesota Life for Policy purchase payments                --               --               --               --
Receivable for investments sold                                        16,643               54            1,164               96
                                                              ---------------  ---------------  ---------------  ---------------
    Total assets                                                   17,397,438          516,866        5,495,432          287,585
                                                              ---------------  ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                16,643               54            1,164               96
Payable for investments purchased                                          --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total liabilities                                                  16,643               54            1,164               96
                                                              ---------------  ---------------  ---------------  ---------------
    Net assets applicable to policy owners                    $    17,380,795          516,812        5,494,268          287,489
                                                              ===============  ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                               $    17,380,795          516,812        5,494,268          287,489
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                MORGAN STANLEY
                                                                 PUTNAM VT                       UIF EMERGING
                                                                  EQUITY          PUTNAM VT         MARKETS
                                                                  INCOME           VOYAGER          EQUITY
                                                              ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of PIMCO Funds:
  VIT Total Return Fund, 1,504,831 shares at net asset value
    of $11.55 per share (cost $17,076,382)                                 --               --               --
Investments in shares of Putnam Variable Trust:
  Putnam Growth and Income Fund, 28,824 shares at net asset
    value of $17.93 per share (cost $449,104)                              --               --               --
  International Equity Fund, 484,931 shares at net asset
    value of $11.33 per share (cost $5,021,882)                            --               --               --
  Multi Cap Growth Fund, 12,806 shares at net asset value
    of $22.45 per share (cost $262,205)                                    --               --               --
  Equity Income Fund, 261,115 shares at net asset value
    of $15.72 per share (cost $3,561,584)                           4,104,735               --               --
  Voyager Fund, 52,460 shares at net asset value
    of $36.17 per share (cost $1,958,069)                                  --        1,897,465               --
Investments in shares of Morgan Stanley Funds, Inc.:
  UIF Emerging Markets Equity Portfolio, 158,430 shares at
    net asset value of $14.98 per share (cost $2,191,232)                  --               --        2,373,274
                                                              ---------------  ---------------  ---------------
                                                                    4,104,735        1,897,465        2,373,274
Receivable from Minnesota Life for Policy purchase payments                --               --               --
Receivable for investments sold                                         2,454            3,850            7,701
                                                              ---------------  ---------------  ---------------
    Total assets                                                    4,107,189        1,901,315        2,380,975
                                                              ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for Policy terminations,
  withdrawal payments and mortality and expense charges                 2,454            3,850            7,701
Payable for investments purchased                                          --               --               --
                                                              ---------------  ---------------  ---------------
    Total liabilities                                                   2,454            3,850            7,701
                                                              ---------------  ---------------  ---------------
    Net assets applicable to policy owners                          4,104,735        1,897,465        2,373,274
                                                              ===============  ===============  ===============
                    POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                     4,104,735        1,897,465        2,373,274
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                          -----------------------
                                                                                   TOTAL
                                                                          -----------------------
                                ASSETS
Investments in sub-accounts                                               $         1,881,078,393
Receivable from Minnesota Life for Policy purchase payments                                95,022
Receivable for investments sold                                                         1,353,607
                                                                          -----------------------
    Total assets                                                                    1,882,527,022
                                                                          -----------------------
                              LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments
  and mortality and expense charges                                                     1,353,607
Payable for investments purchased                                                          95,022
                                                                          -----------------------
    Total liabilities                                                                   1,448,629
                                                                          -----------------------
    Net assets applicable to policy owners                                $         1,881,078,393
                                                                          =======================
                         POLICY OWNERS' EQUITY
    Total Policy Owners' equity                                           $         1,881,078,393
                                                                          =======================

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                  ADVANTUS          ADVANTUS           INDEX           MORTGAGE
                                                                    BOND              MONEY             500           SECURITIES
                                                                   CLASS 2           MARKET           CLASS 2           CLASS 2
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --                --                --                --
  Mortality and expense charges                                      (545,117)         (154,046)         (990,569)         (208,721)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                   (545,117)         (154,046)         (990,569)         (208,721)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                            12,648,657        13,315,352        16,940,673         5,252,884
    Cost of investments sold                                       (8,088,039)      (13,315,352)      (11,453,381)       (3,792,790)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                    4,560,618                --         5,487,292         1,460,094
                                                              ---------------   ---------------   ---------------   ---------------

    Net realized gains (losses) on investments                      4,560,618                --         5,487,292         1,460,094
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation
   of investments                                                   3,242,779               (24)       22,472,725           (23,975)
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                               7,803,397               (24)       27,960,017         1,436,119
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $     7,258,280          (154,070)       26,969,448         1,227,398
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS           ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --                --                --
  Mortality and expense charges                                      (168,162)         (313,742)         (232,660)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                   (168,162)         (313,742)         (232,660)
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             4,244,472         5,365,488         4,698,752
    Cost of investments sold                                       (2,552,916)       (2,801,100)       (3,054,698)
                                                              ---------------   ---------------   ---------------
                                                                    1,691,556         2,564,388         1,644,054
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      1,691,556         2,564,388         1,644,054
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation
   of investments                                                   3,266,558         7,285,915         5,861,515
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                               4,958,114         9,850,303         7,505,569
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                     4,789,952         9,536,561         7,272,909
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                        ALLIANCE
                                                                INVESCO V.I.      INVESCO V.I.     INVESCO V.I.        BERNSTEIN
                                                                   CAPITAL            CORE           SMALL CAP       INTERNATIONAL
                                                                APPRECIATION         EQUITY           EQUITY             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --             7,232                --             1,184
  Mortality and expense charges                                        (7,227)           (4,106)          (11,052)             (541)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                     (7,227)            3,126           (11,052)              643
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             4,627,541           170,170           620,264           181,666
    Cost of investments sold                                       (4,675,254)         (128,309)         (574,817)         (221,360)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      (47,713)           41,861            45,447           (39,694)
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                        (47,713)           41,861            45,447           (39,694)
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        388,379            56,339           231,990            62,523
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 340,666            98,200           277,437            22,829
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $       333,439           101,326           266,385            23,472
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  AMERICAN          AMERICAN
                                                                   CENTURY           CENTURY         AMERICAN
                                                                   INCOME         VP INFLATION        CENTURY
                                                                 AND GROWTH        PROTECTION          ULTRA
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                42,301           106,585                --
  Mortality and expense charges                                       (11,264)          (22,208)         (149,976)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                     31,037            84,377          (149,976)
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --            97,356                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               277,902         1,463,868         4,001,988
    Cost of investments sold                                         (275,945)       (1,368,771)       (3,882,809)
                                                              ---------------   ---------------   ---------------
                                                                        1,957            95,097           119,179
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                          1,957           192,453           119,179
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        242,600             9,830         3,697,257
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 244,557           202,283         3,816,436
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                       275,594           286,660         3,666,460
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                    AMERICAN          AMERICAN        AMERICAN
                                                                 AMERICAN           FUNDS IS          FUNDS IS         FUNDS IS
                                                                  CENTURY         GLOBAL BOND      GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE            CLASS 2           CLASS 2          CLASS 2
                                                              ---------------   ---------------   ---------------  ----------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       436,790            16,892             2,396             4,804
  Mortality and expense charges                                      (123,017)           (3,506)             (718)           (1,761)
                                                              ---------------   ---------------   ---------------  ----------------
    Investment income (loss) - net                                    313,773            13,386             1,678             3,043
                                                              ---------------   ---------------   ---------------  ----------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --             6,003                --                --
                                                              ---------------   ---------------   ---------------  ----------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             2,941,703           161,257            39,534            42,376
    Cost of investments sold                                       (3,808,787)         (164,111)          (35,280)          (43,099)
                                                              ---------------   ---------------   ---------------  ----------------
                                                                     (867,084)           (2,854)            4,254              (723)
                                                              ---------------   ---------------   ---------------  ----------------
    Net realized gains (losses) on investments                       (867,084)            3,149             4,254              (723)
                                                              ---------------   ---------------   ---------------  ----------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      3,732,559            19,516            17,453            49,430
                                                              ---------------   ---------------   ---------------  ----------------
    Net gains (losses) on investments                               2,865,475            22,665            21,707            48,707
                                                              ---------------   ---------------   ---------------  ----------------
    Net increase (decrease) in net assets resulting from
     operations                                               $     3,179,248            36,051            23,385            51,750
                                                              ===============   ===============   ===============  ================
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  AMERICAN         AMERICAN           AMERICAN
                                                                  FUNDS IS         FUNDS IS           FUNDS IS
                                                                   GROWTH        GROWTH-INCOME     INTERNATIONAL
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                 7,041            14,039            19,658
  Mortality and expense charges                                        (3,377)           (2,949)           (5,176)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                      3,664            11,090            14,482
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                                80,196           144,437           153,545
    Cost of investments sold                                          (80,223)         (143,910)         (152,605)
                                                              ---------------   ---------------   ---------------
                                                                          (27)              527               940
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                            (27)              527               940
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         94,735            65,792           146,209
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                  94,708            66,319           147,149
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                        98,372            77,409           161,631
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FIDELITY
                                                                 NEW WORLD       U.S. GOVT SEC         HIGH          FIDELITY VIP
                                                                  CLASS 2           CLASS 2           INCOME          CONTRAFUND
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       112,832             1,697           264,368           742,978
  Mortality and expense charges                                       (13,133)             (824)          (20,412)         (331,872)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                     99,699               873           243,956           411,106
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --             4,507                --                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               158,959           104,514           714,094         7,228,123
    Cost of investments sold                                         (151,587)         (104,303)         (695,732)       (9,308,500)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                        7,372               211            18,362        (2,080,377)
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                          7,372             4,718            18,362        (2,080,377)
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        506,121            (3,505)          223,477        11,106,066
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 513,493             1,213           241,839         9,025,689
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $       613,192             2,086           485,795         9,436,795
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               FIDELITY VIP                          FRANKLIN
                                                                  EQUITY-        FIDELITY VIP        SMALL CAP
                                                                  INCOME            MID-CAP            VALUE
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             2,022,708           183,082            12,807
  Mortality and expense charges                                      (346,842)         (238,599)           (8,201)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                  1,675,866           (55,517)            4,606
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           4,464,771         3,760,463                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             7,550,350         6,787,246           217,085
    Cost of investments sold                                       (9,305,610)       (7,080,706)         (180,964)
                                                              ---------------   ---------------   ---------------
                                                                   (1,755,260)         (293,460)           36,121
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      2,709,511         3,467,003            36,121
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      6,090,699         2,779,514           230,501
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                               8,800,210         6,246,517           266,622
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                    10,476,076         6,191,000           271,228
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   FRANKLIN                           TEMPLETON
                                                                                   LARGE CAP         FRANKLIN         DEVELOPING
                                                                 FRANKLIN           GROWTH         MUTUAL SHARES        MARKETS
                                                               SMALL MID CAP      SECURITIES        SECURITIES        SECURITIES
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --            27,492           231,443           557,208
  Mortality and expense charges                                       (98,367)          (16,542)          (57,352)         (195,997)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                    (98,367)           10,950           174,091           361,211
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           1,399,706                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             2,496,086           520,449         3,225,630         9,369,690
    Cost of investments sold                                       (2,150,045)         (542,731)       (4,120,020)      (13,170,787)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      346,041           (22,282)         (894,390)       (3,801,097)
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      1,745,747           (22,282)         (894,390)       (3,801,097)
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        305,224           373,831         2,193,571         7,965,581
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                               2,050,971           351,549         1,299,181         4,164,484
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $     1,952,604           362,499         1,473,272         4,525,695
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT          IBBOTSON
                                                                 GOVERNMENT        AGGRESSIVE        IBBOTSON
                                                                  INCOME             GROWTH          BALANCED
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                10,620            79,479            73,095
  Mortality and expense charges                                        (6,941)          (31,304)          (21,274)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                      3,679            48,175            51,821
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund              46,771             1,136           210,264
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               307,577           590,305           677,888
    Cost of investments sold                                         (307,876)         (527,925)         (662,973)
                                                              ---------------   ---------------   ---------------
                                                                         (299)           62,380            14,915
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                         46,472            63,516           225,179
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        (19,629)          666,186           125,910
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                  26,843           729,702           351,089
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                        30,522           777,877           402,910
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                         INVESCO
                                                                                                     IBBOTSON          VAN KAMPEN
                                                                 IBBOTSON           IBBOTSON          INCOME         V.I. AMERICAN
                                                               CONSERVATIVE          GROWTH         AND GROWTH         FRANCHISE
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        20,297            90,787            20,047                --
  Mortality and expense charges                                        (5,137)          (35,195)           (5,406)          (15,062)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                     15,160            55,592            14,641           (15,062)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund              27,444           538,011            37,560                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               252,955         1,083,058           155,203           361,110
    Cost of investments sold                                         (248,403)         (919,771)         (145,773)         (354,330)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                        4,552           163,287             9,430             6,780
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                         31,996           701,298            46,990             6,780
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         (3,346)           15,305            18,221           177,020
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                  28,650           716,603            65,211           183,800
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $        43,810           772,195            79,852           168,738
                                                              ===============   ===============   ===============   ===============
                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                    INVESCO           INVESCO
                                                                  INVESCO          VAN KAMPEN       VAN KAMPEN
                                                                VAN KAMPEN         V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK       AND INCOME          VALUE
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                44,028               934             1,398
  Mortality and expense charges                                       (13,737)             (395)             (875)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                     30,291               539               523
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               280,506            28,919            73,308
    Cost of investments sold                                         (226,447)          (28,780)          (62,479)
                                                              ---------------   ---------------   ---------------
                                                                       54,059               139            10,829
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                         54,059               139            10,829
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        352,819             8,243             9,996
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 406,878             8,382            20,825
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                       437,169             8,921            21,348
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO
                                                                VAN KAMPEN       IVY FUNDS VIP
                                                                V.I. EQUITY          ASSET         IVY FUNDS VIP    IVY FUNDS VIP
                                                                AND INCOME         STRATEGY          BALANCED        CORE EQUITY
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        14,304           767,960         1,859,783            54,501
  Mortality and expense charges                                        (3,926)         (337,277)         (626,264)          (47,306)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                     10,378           430,683         1,233,519             7,195
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --         6,734,906           912,609
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                                93,966         9,327,881        13,699,763         1,061,718
    Cost of investments sold                                          (93,540)      (10,220,488)      (11,432,000)       (1,000,844)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          426          (892,607)        2,267,763            60,874
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                            426          (892,607)        9,002,669           973,483
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         74,939        11,937,412         2,954,520           556,808
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                  75,365        11,044,805        11,957,189         1,530,291
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $        85,743        11,475,488        13,190,708         1,537,486
                                                              ===============   ===============   ===============   ===============
                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP                       IVY FUNDS VIP
                                                              GLOBAL NATURAL     IVY FUNDS VIP     INTERNATIONAL
                                                                 RESOURCES          GROWTH            GROWTH
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --           101,429           145,696
  Mortality and expense charges                                       (19,809)         (824,796)          (38,375)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                    (19,809)         (723,367)          107,321
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             221,807        12,014,891           475,877
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               905,899        16,465,353         1,004,341
    Cost of investments sold                                       (1,055,156)      (14,152,282)       (1,274,844)
                                                              ---------------   ---------------   ---------------
                                                                     (149,257)        2,313,071          (270,503)
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                         72,550        14,327,962           205,374
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         30,960         5,207,738           932,616
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 103,510        19,535,700         1,137,990
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                        83,701        18,812,333         1,245,311
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                               INTERNATIONAL       MICRO-CAP          MID CAP          SCIENCE &
                                                                   VALUE            GROWTH            GROWTH          TECHNOLOGY
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $     3,337,419                --                --                --
  Mortality and expense charges                                      (718,678)          (82,345)          (10,203)          (35,763)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                  2,618,741           (82,345)          (10,203)          (35,763)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           1,210,569         1,311,431           203,308           499,390
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                            13,893,445         2,021,619           997,539         1,253,747
    Cost of investments sold                                      (13,169,420)       (1,250,917)       (1,036,159)         (960,498)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                      724,025           770,702           (38,620)          293,249
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      1,934,594         2,082,133           164,688           792,639
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                     12,814,708          (256,616)           66,950           902,459
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                              14,749,302         1,825,517           231,638         1,695,098
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $    17,368,043         1,743,172           221,435         1,659,335
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP
                                                                 SMALL CAP         SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH             VALUE             VALUE
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --           229,540           689,112
  Mortality and expense charges                                      (386,400)         (261,431)         (262,533)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                   (386,400)          (31,891)          426,579
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           1,762,708         3,357,926         4,231,043
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             7,735,595         5,921,709         5,500,515
    Cost of investments sold                                       (7,223,321)       (5,931,398)       (5,026,119)
                                                              ---------------   ---------------   ---------------
                                                                      512,274            (9,689)          474,396
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      2,274,982         3,348,237         4,705,439
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      1,780,791         5,370,282         3,584,086
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                               4,055,773         8,718,519         8,289,525
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                     3,669,373         8,686,628         8,716,104
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                   JANUS             JANUS             JANUS          JANUS ASPEN
                                                                   ASPEN             ASPEN             ASPEN            MID CAP
                                                                 BALANCED            FORTY           OVERSEAS            VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       158,215           230,726           424,381            16,613
  Mortality and expense charges                                       (30,649)         (201,063)         (349,201)           (9,001)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                    127,566            29,663            75,180             7,612
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             416,851                --         7,666,493           115,782
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                               546,691         5,785,347        12,775,910           330,554
    Cost of investments sold                                         (462,225)       (3,789,462)      (20,595,728)         (309,330)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                       84,466         1,995,885        (7,819,818)           21,224
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                        501,317         1,995,885          (153,325)          137,006
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         92,163         6,127,685         7,883,441            (8,320)
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 593,480         8,123,570         7,730,116           128,686
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $       721,046         8,153,233         7,805,296           136,298
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                    MFS               MFS               MFS
                                                                 INVESTORS          MID CAP             NEW
                                                               GROWTH STOCK         GROWTH           DISCOVERY
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                24,673                --                --
  Mortality and expense charges                                       (55,874)           (5,486)          (51,653)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                    (31,201)           (5,486)          (51,653)
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             543,716                --           978,124
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             1,880,273           216,674         1,947,101
    Cost of investments sold                                       (1,317,746)         (133,036)       (1,569,129)
                                                              ---------------   ---------------   ---------------
                                                                      562,527            83,638           377,972
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                      1,106,243            83,638         1,356,096
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        541,603            73,971           559,188
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                               1,647,846           157,609         1,915,284
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                     1,616,645           152,123         1,863,631
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                    NEUBERGER                          OPPENHEIMER
                                                                                       AMT           OPPENHEIMER          GLOBAL
                                                                    MFS             SOCIALLY           CAPITAL          STRATEGIC
                                                                   VALUE           RESPONSIVE        APPRECIATION        INCOME
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       605,294               365            14,066         1,610,426
  Mortality and expense charges                                      (215,067)           (1,976)          (18,145)          (49,164)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                    390,227            (1,611)           (4,079)        1,561,262
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             321,801                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             4,626,207            96,087           974,013        11,337,709
    Cost of investments sold                                       (5,056,363)          (95,788)       (1,036,660)      (11,103,207)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                     (430,156)              299           (62,647)          234,502
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                       (108,355)              299           (62,647)          234,502
                                                              ---------------   ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,785,413            41,025           524,243          (520,846)
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                               5,677,058            41,324           461,596          (286,344)
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $     6,067,285            39,713           457,517         1,274,918
                                                              ===============   ===============   ===============   ===============
                                                                           SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                OPPENHEIMER       OPPENHEIMER       PIMCO FUNDS
                                                                MAIN STREET      INTERNATIONAL        VIT LOW
                                                                 SMALL CAP          GROWTH           DURATION
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                   807           130,254            79,771
  Mortality and expense charges                                        (1,113)          (57,095)          (22,174)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                       (306)           73,159            57,597
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --                --                --
                                                              ---------------   ---------------   ---------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                                40,678         1,780,457         2,076,982
    Cost of investments sold                                          (35,728)       (1,860,449)       (2,035,643)
                                                              ---------------   ---------------   ---------------
                                                                        4,950           (79,992)           41,339
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                          4,950           (79,992)           41,339
                                                              ---------------   ---------------   ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         25,635         2,173,269           115,661
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                  30,585         2,093,277           157,000
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                        30,279         2,166,436           214,597
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                PIMCO FUNDS        PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                                 VIT TOTAL        GROWTH AND       INTERNATIONAL       MULTI CAP
                                                                  RETURN            INCOME            EQUITY            GROWTH
                                                              ---------------   ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       336,510             9,373           110,069               626
  Mortality and expense charges                                       (68,117)           (2,593)          (25,310)           (1,378)
                                                              ---------------   ---------------   ---------------   ---------------
    Investment income (loss) - net                                    268,393             6,780            84,759              (752)
                                                              ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             1,117,764           197,010           713,182            88,974
    Cost of investments sold                                       (1,088,916)         (127,398)       (1,024,296)          (73,909)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                       28,848            69,612          (311,114)           15,065
                                                              ---------------   ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                        333,727            69,612          (311,114)           15,065
                                                              ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation or depreciation of
  investments                                                         521,197            10,223         1,210,226            27,564
                                                              ---------------   ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 854,924            79,835           899,112            42,629
                                                              ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                               $     1,123,317            86,615           983,871            41,877
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                   MORGAN STANLEY
                                                                 PUTNAM VT                          UIF EMERGING
                                                                  EQUITY           PUTNAM VT           MARKETS
                                                                  INCOME            VOYAGER            EQUITY
                                                              ---------------   ---------------   ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                98,942             7,652                --
  Mortality and expense charges                                       (21,285)          (10,986)           (8,084)
                                                              ---------------   ---------------   ---------------
    Investment income (loss) - net                                     77,657            (3,334)           (8,084)
                                                              ---------------   ---------------   ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                             1,536,832         1,011,526           234,124
    Cost of investments sold                                       (1,271,355)         (945,709)         (250,016)
                                                              ---------------   ---------------   ---------------
                                                                      265,477            65,817           (15,892)
                                                              ---------------   ---------------   ---------------
    Net realized gains (losses) on investments                        265,477            65,817           (15,892)
                                                              ---------------   ---------------   ---------------
Net change in unrealized appreciation or depreciation of
  investments                                                         384,850           228,051           279,649
                                                              ---------------   ---------------   ---------------
    Net gains (losses) on investments                                 650,327           293,868           263,757
                                                              ---------------   ---------------   ---------------
    Net increase (decrease) in net assets resulting from
     operations                                                       727,984           290,534           255,673
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                      SEGREGATED SUB-ACCOUNTS
                                                                      -----------------------
                                                                               TOTAL
                                                                      -----------------------
Investment income (loss):
  Investment income distributions from underlying mutual fund         $            16,214,729
  Mortality and expense charges                                                    (9,283,882)
                                                                      -----------------------
    Investment income (loss) - net                                                  6,930,847
                                                                      -----------------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                          53,878,103
                                                                      -----------------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales                                                           248,752,965
    Cost of investments sold                                                     (238,918,377)
                                                                      -----------------------
                                                                                    9,834,588
                                                                      -----------------------
    Net realized gains (losses) on investments                                     63,712,961
                                                                      -----------------------
  Net change in unrealized appreciation or depreciation of investments            156,075,454
                                                                      -----------------------
    Net gains (losses) on investments                                             219,788,145
                                                                      -----------------------
    Net increase (decrease) in net assets resulting from operations      $        226,718,992
                                                                      =======================

See accompanying notes to financial statements.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS           ADVANTUS
                                                                 ADVANTUS          ADVANTUS            INDEX            MORTGAGE
                                                                   BOND              MONEY              500            SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2            CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $      (545,117)         (154,046)         (990,569)         (208,721)
 Net realized gains (losses) on investments                         4,560,618                --         5,487,292         1,460,094
 Net change in unrealized appreciation or depreciation of
  investments                                                       3,242,779               (24)       22,472,725           (23,975)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         7,258,280          (154,070)       26,969,448         1,227,398
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,857,071        10,430,400         5,067,661         1,204,402
 Policy terminations, withdrawal payments and charges             (12,258,447)      (13,229,014)      (16,198,041)       (5,111,039)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (9,401,376)       (2,798,614)      (11,130,380)       (3,906,637)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  (2,143,096)       (2,952,684)       15,839,068        (2,679,239)
Net assets at the beginning of year                               109,301,002        31,567,866       184,550,454        43,092,689
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   107,157,906        28,615,182       200,389,522        40,413,450
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS         ADVANTUS
                                                               INTERNATIONAL       INDEX 400       REAL ESTATE
                                                                   BOND             MID-CAP        SECURITIES
                                                                  CLASS 2           CLASS 2          CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (168,162)         (313,742)         (232,660)
 Net realized gains (losses) on investments                         1,691,556         2,564,388         1,644,054
 Net change in unrealized appreciation or depreciation of
  investments                                                       3,266,558         7,285,915         5,861,515
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         4,789,952         9,536,561         7,272,909
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           3,188,968         2,271,407         2,037,433
 Policy terminations, withdrawal payments and charges              (4,141,211)       (5,147,976)       (4,541,877)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions           (952,243)       (2,876,569)       (2,504,444)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   3,837,709         6,659,992         4,768,465
Net assets at the beginning of year                                31,249,252        58,109,427        42,986,981
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      35,086,961        64,769,419        47,755,446
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                                INVESCO V.I.     INVESCO V.I.      INVESCO V.I.        BERNSTEIN
                                                                   CAPITAL           CORE            SMALL CAP       INTERNATIONAL
                                                                APPRECIATION        EQUITY            EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        (7,227)            3,126           (11,052)              643
 Net realized gains (losses) on investments                           (47,713)           41,861            45,447           (39,694)
 Net change in unrealized appreciation or depreciation of
  investments                                                         388,379            56,339           231,990            62,523
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           333,439           101,326           266,385            23,472
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             101,087            95,880         1,178,130            38,501
 Policy terminations, withdrawal payments and charges              (4,623,252)         (168,289)         (617,446)         (181,362)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (4,522,165)          (72,409)          560,684          (142,861)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  (4,188,726)           28,917           827,069          (119,389)
Net assets at the beginning of year                                 4,188,726           767,983         1,515,492           202,034
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $            --           796,900         2,342,561            82,645
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  AMERICAN         AMERICAN
                                                                   CENTURY          CENTURY          AMERICAN
                                                                   INCOME        VP INFLATION         CENTURY
                                                                 AND GROWTH       PROTECTION           ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        31,037            84,377          (149,976)
 Net realized gains (losses) on investments                             1,957           192,453           119,179
 Net change in unrealized appreciation or depreciation of
  investments                                                         242,600             9,830         3,697,257
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           275,594           286,660         3,666,460
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             497,125         1,857,117         2,263,804
 Policy terminations, withdrawal payments and charges                (272,774)       (1,458,058)       (3,908,179)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            224,351           399,059        (1,644,375)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     499,945           685,719         2,022,085
Net assets at the beginning of year                                 1,883,225         4,163,958        27,332,333
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       2,383,170         4,849,677        29,354,418
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN         AMERICAN           AMERICAN
                                                                 AMERICAN          FUNDS IS         FUNDS IS           FUNDS IS
                                                                  CENTURY         GLOBAL BOND     GLOBAL GROWTH    GLOBAL SMALL CAP
                                                                   VALUE            CLASS 2          CLASS 2            CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       313,773            13,386             1,678             3,043
 Net realized gains (losses) on investments                          (867,084)            3,149             4,254              (723)
 Net change in unrealized appreciation or depreciation of
  investments                                                       3,732,559            19,516            17,453            49,430
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         3,179,248            36,051            23,385            51,750
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,643,789           582,604           270,578           273,986
 Policy terminations, withdrawal payments and charges              (2,870,548)         (160,290)          (39,185)          (41,997)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (1,226,759)          422,314           231,393           231,989
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   1,952,489           458,365           254,778           283,739
Net assets at the beginning of year                                23,022,260           465,328            39,058           242,320
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    24,974,749           923,693           293,836           526,059
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH         GROWTH-INCOME     INTERNATIONAL
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                         3,664            11,090            14,482
 Net realized gains (losses) on investments                               (27)              527               940
 Net change in unrealized appreciation or depreciation of
  investments                                                          94,735            65,792           146,209
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            98,372            77,409           161,631
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             547,170           916,194           773,201
 Policy terminations, withdrawal payments and charges                 (79,116)         (142,909)         (152,430)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            468,054           773,285           620,771
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     566,426           850,694           782,402
Net assets at the beginning of year                                   464,729           271,182           627,344
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,031,155         1,121,876         1,409,746
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  AMERICAN         AMERICAN
                                                                  FUNDS IS         FUNDS IS          FIDELITY
                                                                 NEW WORLD       U.S. GOVT SEC         HIGH          FIDELITY VIP
                                                                  CLASS 2           CLASS 2           INCOME          CONTRAFUND
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        99,699               873           243,956           411,106
 Net realized gains (losses) on investments                             7,372             4,718            18,362        (2,080,377)
 Net change in unrealized appreciation or depreciation of
  investments                                                         506,121            (3,505)          223,477        11,106,066
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           613,192             2,086           485,795         9,436,795
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                          11,570,576           174,230         3,582,991         1,675,247
 Policy terminations, withdrawal payments and charges                (152,979)         (103,986)         (707,761)       (6,988,612)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         11,417,597            70,244         2,875,230        (5,313,365)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  12,030,789            72,330         3,361,025         4,123,430
Net assets at the beginning of year                                   262,305            90,253         1,999,067        62,624,661
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    12,293,094           162,583         5,360,092        66,748,091
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                     FRANKLIN
                                                               FIDELITY VIP      FIDELITY VIP        SMALL CAP
                                                               EQUITY-INCOME        MID-CAP            VALUE
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                     1,675,866           (55,517)            4,606
 Net realized gains (losses) on investments                         2,709,511         3,467,003            36,121
 Net change in unrealized appreciation or depreciation of
  investments                                                       6,090,699         2,779,514           230,501
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        10,476,076         6,191,000           271,228
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,996,030         1,236,858           730,439
 Policy terminations, withdrawal payments and charges              (7,297,450)       (6,611,620)         (215,381)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (5,301,420)       (5,374,762)          515,058
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   5,174,656           816,238           786,286
Net assets at the beginning of year                                65,589,021        46,335,185         1,268,261
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      70,763,677        47,151,423         2,054,547
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   FRANKLIN                            TEMPLETON
                                                                                   LARGE CAP         FRANKLIN         DEVELOPING
                                                                  FRANKLIN          GROWTH         MUTUAL SHARES        MARKETS
                                                               SMALL MID CAP      SECURITIES        SECURITIES        SECURITIES
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (98,367)           10,950           174,091           361,211
 Net realized gains (losses) on investments                         1,745,747           (22,282)         (894,390)       (3,801,097)
 Net change in unrealized appreciation or depreciation of
  investments                                                         305,224           373,831         2,193,571         7,965,581
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         1,952,604           362,499         1,473,272         4,525,695
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             692,300           313,597           681,636         1,362,537
 Policy terminations, withdrawal payments and charges              (2,433,086)         (512,387)       (3,194,028)       (9,229,866)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (1,740,786)         (198,790)       (2,512,392)       (7,867,329)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     211,818           163,709        (1,039,120)       (3,341,634)
Net assets at the beginning of year                                18,996,212         3,087,822        12,357,479        39,224,656
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    19,208,030         3,251,531        11,318,359        35,883,022
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                   GOLDMAN
                                                                  SACHS VIT        IBBOTSON
                                                                 GOVERNMENT       AGGRESSIVE         IBBOTSON
                                                                   INCOME           GROWTH           BALANCED
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                         3,679            48,175            51,821
 Net realized gains (losses) on investments                            46,472            63,516           225,179
 Net change in unrealized appreciation or depreciation of
  investments                                                         (19,629)          666,186           125,910
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            30,522           777,877           402,910
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             602,600         2,069,718         2,227,280
 Policy terminations, withdrawal payments and charges                (305,839)         (581,565)         (666,584)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            296,761         1,488,153         1,560,696
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     327,283         2,266,030         1,963,606
Net assets at the beginning of year                                 1,170,789         5,287,819         3,282,529
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,498,072         7,553,849         5,246,135
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                        INVESCO
                                                                                                     IBBOTSON         VAN KAMPEN
                                                                  IBBOTSON         IBBOTSON           INCOME         V.I. AMERICAN
                                                                CONSERVATIVE        GROWTH          AND GROWTH         FRANCHISE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        15,160            55,592            14,641           (15,062)
 Net realized gains (losses) on investments                            31,996           701,298            46,990             6,780
 Net change in unrealized appreciation or depreciation of
  investments                                                          (3,346)           15,305            18,221           177,020
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            43,810           772,195            79,852           168,738
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,027,532         1,802,132           342,658         4,503,558
 Policy terminations, withdrawal payments and charges                (250,106)       (1,070,522)         (151,554)         (353,546)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            777,426           731,610           191,104         4,150,012
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     821,236         1,503,805           270,956         4,318,750
Net assets at the beginning of year                                   741,470         6,034,853         1,061,853           117,607
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     1,562,706         7,538,658         1,332,809         4,436,357
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                    INVESCO          INVESCO
                                                                  INVESCO         VAN KAMPEN       VAN KAMPEN
                                                                VAN KAMPEN        V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK      AND INCOME          VALUE
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        30,291               539               523
 Net realized gains (losses) on investments                            54,059               139            10,829
 Net change in unrealized appreciation or depreciation of
  investments                                                         352,819             8,243             9,996
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           437,169             8,921            21,348
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             919,337            48,917           329,582
 Policy terminations, withdrawal payments and charges                (276,358)          (28,618)          (72,939)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            642,979            20,299           256,643
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   1,080,148            29,220           277,991
Net assets at the beginning of year                                 2,109,673            72,680            65,443
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       3,189,821           101,900           343,434
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                   INVESCO
                                                                 VAN KAMPEN     IVY FUNDS VIP
                                                                V.I. EQUITY         ASSET         IVY FUNDS VIP     IVY FUNDS VIP
                                                                 AND INCOME       STRATEGY          BALANCED         CORE EQUITY
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        10,378           430,683         1,233,519             7,195
 Net realized gains (losses) on investments                               426          (892,607)        9,002,669           973,483
 Net change in unrealized appreciation or depreciation of
  investments                                                          74,939        11,937,412         2,954,520           556,808
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            85,743        11,475,488        13,190,708         1,537,486
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             118,031         4,243,795         1,943,097           818,624
 Policy terminations, withdrawal payments and charges                 (92,207)       (9,147,361)      (13,178,396)       (1,036,708)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions             25,824        (4,903,566)      (11,235,299)         (218,084)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     111,567         6,571,922         1,955,409         1,319,402
Net assets at the beginning of year                                   720,872        63,880,677       121,261,324         8,590,961
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       832,439        70,452,599       123,216,733         9,910,363
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP                      IVY FUNDS VIP
                                                              GLOBAL NATURAL     IVY FUNDS VIP    INTERNATIONAL
                                                                 RESOURCES          GROWTH           GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       (19,809)         (723,367)          107,321
 Net realized gains (losses) on investments                            72,550        14,327,962           205,374
 Net change in unrealized appreciation or depreciation of
  investments                                                          30,960         5,207,738           932,616
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            83,701        18,812,333         1,245,311
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,286,058         1,579,264         1,439,404
 Policy terminations, withdrawal payments and charges                (899,379)      (15,773,937)         (990,544)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            386,679       (14,194,673)          448,860
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     470,380         4,617,660         1,694,171
Net assets at the beginning of year                                 3,807,158       156,919,387         6,836,333
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       4,277,538       161,537,047         8,530,504
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP    IVY FUNDS VIP
                                                               INTERNATIONAL       MICRO-CAP          MID CAP         SCIENCE &
                                                                    VALUE           GROWTH            GROWTH         TECHNOLOGY
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $     2,618,741           (82,345)          (10,203)          (35,763)
 Net realized gains (losses) on investments                         1,934,594         2,082,133           164,688           792,639
 Net change in unrealized appreciation or depreciation of
  investments                                                      12,814,708          (256,616)           66,950           902,459
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        17,368,043         1,743,172           221,435         1,659,335
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           3,637,905           643,593         2,211,820         1,035,591
 Policy terminations, withdrawal payments and charges             (13,338,409)       (1,966,937)         (994,560)       (1,237,470)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (9,700,504)       (1,323,344)        1,217,260          (201,879)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   7,667,539           419,828         1,438,695         1,457,456
Net assets at the beginning of year                               139,680,464        15,463,227           720,461         6,202,018
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   147,348,003        15,883,055         2,159,156         7,659,474
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP
                                                                 SMALL CAP        SMALL CAP       IVY FUNDS VIP
                                                                  GROWTH            VALUE             VALUE

                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (386,400)          (31,891)          426,579
 Net realized gains (losses) on investments                         2,274,982         3,348,237         4,705,439
 Net change in unrealized appreciation or depreciation of
  investments                                                       1,780,791         5,370,282         3,584,086
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         3,669,373         8,686,628         8,716,104
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             942,300         1,462,125           977,432
 Policy terminations, withdrawal payments and charges              (7,412,133)       (5,733,809)       (5,299,731)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (6,469,833)       (4,271,684)       (4,322,299)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                  (2,800,460)        4,414,944         4,393,805
Net assets at the beginning of year                                74,973,548        49,647,685        49,015,588
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      72,173,088        54,062,629        53,409,393
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                   JANUS            JANUS              JANUS          JANUS ASPEN
                                                                   ASPEN            ASPEN              ASPEN            MID CAP
                                                                 BALANCED           FORTY            OVERSEAS            VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       127,566            29,663            75,180             7,612
 Net realized gains (losses) on investments                           501,317         1,995,885          (153,325)          137,006
 Net change in unrealized appreciation or depreciation of
  investments                                                          92,163         6,127,685         7,883,441            (8,320)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           721,046         8,153,233         7,805,296           136,298
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             952,769         1,668,025         5,158,416         1,276,792
 Policy terminations, withdrawal payments and charges                (532,591)       (5,649,668)      (12,547,177)         (328,762)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            420,178        (3,981,643)       (7,388,761)          948,030
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   1,141,224         4,171,590           416,535         1,084,328
Net assets at the beginning of year                                 5,456,455        36,246,258        66,561,798         1,064,351
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     6,597,679        40,417,848        66,978,333         2,148,679
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                    MFS               MFS               MFS
                                                                 INVESTORS          MID CAP             NEW
                                                               GROWTH STOCK         GROWTH           DISCOVERY
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       (31,201)           (5,486)          (51,653)
 Net realized gains (losses) on investments                         1,106,243            83,638         1,356,096
 Net change in unrealized appreciation or depreciation of
  investments                                                         541,603            73,971           559,188
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         1,616,645           152,123         1,863,631
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,992,216           232,643         1,351,147
 Policy terminations, withdrawal payments and charges              (1,857,415)         (214,146)       (1,920,883)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions          1,134,801            18,497          (569,736)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   2,751,446           170,620         1,293,895
Net assets at the beginning of year                                 9,231,262           971,048         9,320,815
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      11,982,708         1,141,668        10,614,710
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   NEUBERGER                          OPPENHEIMER
                                                                                     AMT            OPPENHEIMER         GLOBAL
                                                                    MFS            SOCIALLY           CAPITAL          STRATEGIC
                                                                   VALUE          RESPONSIVE       APPRECIATION         INCOME
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       390,227            (1,611)           (4,079)        1,561,262
 Net realized gains (losses) on investments                          (108,355)              299           (62,647)          234,502
 Net change in unrealized appreciation or depreciation of
  investments                                                       5,785,413            41,025           524,243          (520,846)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         6,067,285            39,713           457,517         1,274,918
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,083,932            39,308           332,706           742,092
 Policy terminations, withdrawal payments and charges              (4,500,677)          (94,420)         (963,435)       (1,493,849)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (2,416,745)          (55,112)         (630,729)         (751,757)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   3,650,540           (15,399)         (173,212)          523,161
Net assets at the beginning of year                                40,142,656           370,943         3,576,223         9,296,400
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    43,793,196           355,544         3,403,011         9,819,561
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                OPPENHEIMER      OPPENHEIMER        PIMCO FUNDS
                                                                MAIN STREET     INTERNATIONAL         VIT LOW
                                                                 SMALL CAP         GROWTH            DURATION
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                          (306)           73,159            57,597
 Net realized gains (losses) on investments                             4,950           (79,992)           41,339
 Net change in unrealized appreciation or depreciation of
  investments                                                          25,635         2,173,269           115,661
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            30,279         2,166,436           214,597
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             123,362         1,848,763         4,666,148
 Policy terminations, withdrawal payments and charges                 (40,070)       (1,750,169)       (2,069,822)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions             83,292            98,594         2,596,326
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     113,571         2,265,030         2,810,923
Net assets at the beginning of year                                   153,892        10,081,267         3,617,353
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         267,463        12,346,297         6,428,276
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                PIMCO FUNDS        PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                                  VIT TOTAL       GROWTH AND       INTERNATIONAL       MULTI CAP
                                                                   RETURN           INCOME            EQUITY            GROWTH
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       268,393             6,780            84,759              (752)
 Net realized gains (losses) on investments                           333,727            69,612          (311,114)           15,065
 Net change in unrealized appreciation or depreciation of
  investments                                                         521,197            10,223         1,210,226            27,564
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         1,123,317            86,615           983,871            41,877
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           6,754,653           120,741           516,847            92,216
 Policy terminations, withdrawal payments and charges              (1,102,034)         (195,653)         (701,190)          (88,355)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions          5,652,619           (74,912)         (184,343)            3,861
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   6,775,936            11,703           799,528            45,738
Net assets at the beginning of year                                10,604,859           505,109         4,694,740           241,751
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    17,380,795           516,812         5,494,268           287,489
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                  MORGAN STANLEY
                                                                 PUTNAM VT                         UIF EMERGING
                                                                  EQUITY          PUTNAM VT           MARKETS
                                                                  INCOME           VOYAGER            EQUITY
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        77,657            (3,334)           (8,084)
 Net realized gains (losses) on investments                           265,477            65,817           (15,892)
 Net change in unrealized appreciation or depreciation of
  investments                                                         384,850           228,051           279,649
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           727,984           290,534           255,673
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,962,794           507,326         1,711,902
 Policy terminations, withdrawal payments and charges              (1,526,375)       (1,006,180)         (232,800)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            436,419          (498,854)        1,479,102
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   1,164,403          (208,320)        1,734,775
Net assets at the beginning of year                                 2,940,332         2,105,785           638,499
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       4,104,735         1,897,465         2,373,274
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                              SEGREGATED SUB-ACCOUNTS
                                                              -----------------------
                                                                       TOTAL
                                                              -----------------------
Operations:
 Investment income (loss) - net                               $             6,930,847
 Net realized gains (losses) on investments                                63,712,691
 Net change in unrealized appreciation or depreciation of
  investments                                                             156,075,454
                                                              -----------------------
Net increase (decrease) in net assets resulting from
 operations                                                               226,718,992
                                                              -----------------------
Policy transactions:
 Policy purchase payments                                                 133,460,100
 Policy terminations, withdrawal payments and charges                    (232,465,479)
                                                              -----------------------
Increase (decrease) in net assets from Policy transactions                (99,005,379)
                                                              -----------------------
Increase (decrease) in net assets                                         127,713,613
Net assets at the beginning of year                                     1,753,364,780
                                                              -----------------------
Net assets at the end of year                                 $         1,881,078,393
                                                              =======================

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statement of Changes in Net Assets
                          Year ended December 31, 2011

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS            INDEX           MORTGAGE
                                                                   BOND              MONEY              500           SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $      (554,434)         (149,122)         (962,952)         (220,147)
 Net realized gains (losses) on investments                         4,948,681                --         8,716,182         1,380,638
 Net change in unrealized appreciation or depreciation of
  investments                                                       3,637,465              (723)       (5,346,038)        1,503,211
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                         8,031,712          (149,845)        2,407,192         2,663,702
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           4,052,822        11,372,757        14,092,402         1,146,156
 Policy terminations, withdrawal payments and charges             (15,836,555)      (11,148,299)      (31,915,864)       (5,538,738)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions        (11,783,733)          224,458       (17,823,462)       (4,392,582)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  (3,752,021)           74,613       (15,416,270)       (1,728,880)
Net assets at the beginning of year                               113,053,023        31,493,253       199,966,724        44,821,569
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   109,301,002        31,567,866       184,550,454        43,092,689
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (165,779)         (312,039)         (217,776)
 Net realized gains (losses) on investments                         1,646,804         4,118,145         1,705,572
 Net change in unrealized appreciation or depreciation of
  investments                                                      (1,683,502)       (5,188,840)          587,038
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (202,477)       (1,382,734)        2,074,834
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           3,135,643         2,500,771         2,075,722
 Policy terminations, withdrawal payments and charges              (4,421,074)       (8,100,286)       (4,917,516)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (1,285,431)       (5,599,515)       (2,841,794)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                  (1,487,908)       (6,982,249)         (766,960)
Net assets at the beginning of year                                32,737,160        65,091,676        43,753,941
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      31,249,252        58,109,427        42,986,981
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                               INVESCO V.I.      INVESCO V.I.      INVESCO V.I.        BERNSTEIN
                                                                  CAPITAL            CORE            SMALL CAP       INTERNATIONAL
                                                               APPRECIATION         EQUITY            EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (23,851)            1,874            (5,895)            7,415
 Net realized gains (losses) on investments                          (101,452)           26,475            63,091             8,345
 Net change in unrealized appreciation or depreciation of
    investments                                                      (268,103)          (30,532)         (140,044)          (60,985)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (393,406)           (2,183)          (82,848)          (45,225)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             423,208           269,381         1,406,396           268,483
 Policy terminations, withdrawal payments and charges                (842,888)         (343,010)         (335,314)         (190,584)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions           (419,680)          (73,629)        1,071,082            77,899
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                    (813,086)          (75,812)          988,234            32,674
Net assets at the beginning of year                                 5,001,812           843,795           527,258           169,360
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     4,188,726           767,983         1,515,492           202,034
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                  CENTURY           CENTURY          AMERICAN
                                                                  INCOME         VP INFLATION         CENTURY
                                                                AND GROWTH        PROTECTION           ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        15,333            80,727          (145,161)
 Net realized gains (losses) on investments                           (35,437)           42,246          (238,624)
 Net change in unrealized appreciation or depreciation of
    investments                                                        70,700           111,586           557,746
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            50,596           234,559           173,961
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             317,384         3,482,227         1,204,239
 Policy terminations, withdrawal payments and charges                (286,400)         (688,091)       (3,733,400)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions             30,984         2,794,136        (2,529,161)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                      81,580         3,028,695        (2,355,200)
Net assets at the beginning of year                                 1,801,645         1,135,263        29,687,533
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,883,225         4,163,958        27,332,333
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN          AMERICAN          AMERICAN
                                                                 AMERICAN          FUNDS IS          FUNDS IS          FUNDS IS
                                                                  CENTURY         GLOBAL BOND      GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       322,933             9,543               376              (139)
 Net realized gains (losses) on investments                        (1,087,142)              102            (1,369)           (3,707)
 Net change in unrealized appreciation or depreciation of
    investments                                                       799,992           (14,146)             (226)           (8,249)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            35,783            (4,501)           (1,219)          (12,095)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,495,180           480,190            47,850           273,676
 Policy terminations, withdrawal payments and charges              (2,544,459)          (10,361)           (7,573)          (19,261)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            (49,279)          469,829            40,277           254,415
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     (13,496)          465,328            39,058           242,320
Net assets at the beginning of year                                23,035,756                --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    23,022,260           465,328            39,058           242,320
                                                              ===============  ================  ================  ================

                                                                               SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH         GROWTH-INCOME     INTERNATIONAL
                                                                 CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                           838             3,154             8,130
 Net realized gains (losses) on investments                            (3,794)             (982)           (3,902)
 Net change in unrealized appreciation or depreciation of
    investments                                                        (4,449)          (11,136)          (28,237)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            (7,405)           (8,964)          (24,009)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             496,683           287,747           666,228
 Policy terminations, withdrawal payments and charges                 (24,549)           (7,601)          (14,875)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            472,134           280,146           651,353
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     464,729           271,182           627,344
Net assets at the beginning of year                                        --                --                --
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         464,729           271,182           627,344
                                                              ===============  ================  ================

----------
* For the period from April 28, 2011 through December 31, 2011
See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN        CREDIT SUISSE
                                                                 FUNDS IS          FUNDS IS            TRUST           FIDELITY
                                                                 NEW WORLD       U.S. GOVT SEC     INTERNATIONAL         HIGH
                                                                 CLASS 2*          CLASS 2*       EQUITY FLEX III       INCOME
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $         3,054             1,260            73,308           121,281
 Net realized gains (losses) on investments                            (3,716)              257          (732,650)            5,918
 Net change in unrealized appreciation or depreciation of
    investments                                                       (10,421)               38           213,096          (101,568)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (11,083)            1,555          (446,246)           25,631
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             320,047            89,361           173,372         1,808,777
 Policy terminations, withdrawal payments and charges                 (46,659)             (663)       (2,700,619)         (475,179)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            273,388            88,698        (2,527,247)        1,333,598
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     262,305            90,253        (2,973,493)        1,359,229
Net assets at the beginning of year                                        --                --         2,973,493           639,838
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       262,305            90,253                --         1,999,067
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                 CONTRAFUND       EQUITY-INCOME        MID-CAP
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       184,559         1,217,990          (255,268)
 Net realized gains (losses) on investments                        (4,357,049)       (1,988,159)          (81,425)
 Net change in unrealized appreciation or depreciation of
    investments                                                     2,132,551           989,014        (5,718,281)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        (2,039,939)          218,845        (6,054,974)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           7,503,986         1,805,623         1,952,959
 Policy terminations, withdrawal payments and charges             (13,298,380)       (7,798,196)       (6,974,522)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (5,794,394)       (5,992,573)       (5,021,563)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                  (7,834,333)       (5,773,728)      (11,076,537)
Net assets at the beginning of year                                70,458,994        71,362,749        57,411,722
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      62,624,661        65,589,021        46,335,185
                                                              ===============  ================  ================

----------
* For the period from April 28, 2011 through December 31, 2011
See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     FRANKLIN
                                                                 FRANKLIN                            LARGE CAP         FRANKLIN
                                                                 SMALL CAP         FRANKLIN           GROWTH         MUTUAL SHARES
                                                                   VALUE         SMALL MID CAP      SECURITIES        SECURITIES
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
 Investment income (loss) - net                               $         2,432          (106,515)            4,955           245,645
 Net realized gains (losses) on investments                            29,982           578,262           (94,982)         (336,842)
 Net change in unrealized appreciation or depreciation of
   investments                                                        (93,803)       (1,535,227)           37,796          (117,585)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (61,389)       (1,063,480)          (52,231)         (208,782)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,102,107         1,025,609           460,484           841,332
 Policy terminations, withdrawal payments and charges                (225,688)       (3,172,991)         (445,466)       (1,761,816)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            876,419        (2,147,382)           15,018          (920,484)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     815,030        (3,210,862)          (37,213)       (1,129,266)
Net assets at the beginning of year                                   453,231        22,207,074         3,125,035        13,486,745
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     1,268,261        18,996,212         3,087,822        12,357,479
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 TEMPLETON           GOLDMAN
                                                                 DEVELOPING         SACHS VIT        IBBOTSON
                                                                   MARKETS         GOVERNMENT       AGGRESSIVE
                                                                 SECURITIES          INCOME           GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       214,500             3,458            38,731
 Net realized gains (losses) on investments                          (384,214)           45,293            17,432
 Net change in unrealized appreciation or depreciation of
   investments                                                     (7,576,022)              468          (221,477)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        (7,745,736)           49,219          (165,314)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           7,950,882           794,958         3,770,374
 Policy terminations, withdrawal payments and charges             (10,545,830)         (241,507)         (143,205)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (2,594,948)          553,451         3,627,169
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                 (10,340,684)          602,670         3,461,855
Net assets at the beginning of year                                49,565,340           568,119         1,825,964
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      39,224,656         1,170,789         5,287,819
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       IBBOTSON
                                                                 IBBOTSON          IBBOTSON          IBBOTSON           INCOME
                                                                 BALANCED        CONSERVATIVE         GROWTH          AND GROWTH
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        18,379             6,908            42,070             4,093
 Net realized gains (losses) on investments                            83,349            20,828           229,085            19,033
 Net change in unrealized appreciation or depreciation of
   investments                                                       (143,880)          (18,506)         (602,331)          (19,178)
                                                              ---------------   ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (42,152)            9,230          (331,176)            3,948
                                                              ---------------   ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,603,525           755,086         3,257,676           372,399
 Policy terminations, withdrawal payments and charges                (428,328)         (108,126)       (1,219,036)          (32,988)
                                                              ---------------   ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions          2,175,197           646,960         2,038,640           339,411
                                                              ---------------   ---------------  ----------------  ----------------
Increase (decrease) in net assets                                   2,133,045           656,190         1,707,464           343,359
Net assets at the beginning of year                                 1,149,484            85,280         4,327,389           718,494
                                                              ---------------   ---------------  ----------------  ----------------
Net assets at the end of year                                 $     3,282,529           741,470         6,034,853         1,061,853
                                                              ===============   ===============  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  INVESCO                            INVESCO
                                                                 VAN KAMPEN         INVESCO        VAN KAMPEN
                                                                V.I. CAPITAL      VAN KAMPEN       V.I. GROWTH
                                                                   GROWTH        V.I. COMSTOCK     AND INCOME
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                          (418)            8,036               382
 Net realized gains (losses) on investments                             2,850            18,704             3,560
 Net change in unrealized appreciation or depreciation of
   investments                                                        (13,077)         (106,162)           (7,348)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (10,645)          (79,422)           (3,406)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             200,523         1,741,146            71,437
 Policy terminations, withdrawal payments and charges                 (80,178)         (203,182)          (30,136)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            120,345         1,537,964            41,301
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     109,700         1,458,542            37,895
Net assets at the beginning of year                                     7,907           651,131            34,785
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         117,607         2,109,673            72,680
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO           INVESCO
                                                                VAN KAMPEN        VAN KAMPEN       IVY FUNDS VIP
                                                               V.I. MID CAP       V.I. EQUITY          ASSET         IVY FUNDS VIP
                                                                   VALUE          AND INCOME         STRATEGY          BALANCED
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $            56            11,978           372,361         1,253,999
 Net realized gains (losses) on investments                            (3,950)          (11,496)       (3,442,565)       12,133,833
 Net change in unrealized appreciation or depreciation of
   investments                                                          1,508           (20,513)       (2,008,594)       (9,744,696)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            (2,386)          (20,031)       (5,078,798)        3,643,136
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             136,257           147,721        15,503,546         1,930,578
 Policy terminations, withdrawal payments and charges                 (89,655)         (109,008)      (16,427,059)      (12,470,888)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions             46,602            38,713          (923,513)      (10,540,310)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                      44,216            18,682        (6,002,311)       (6,897,174)
Net assets at the beginning of year                                    21,227           702,190        69,882,988       128,158,498
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $        65,443           720,872        63,880,677       121,261,324
                                                              ===============  ================  ================  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                IVY FUNDS VIP
                                                               IVY FUNDS VIP    GLOBAL NATURAL     IVY FUNDS VIP
                                                                CORE EQUITY        RESOURCES          GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       (12,302)          (17,682)        5,790,938
 Net realized gains (losses) on investments                           486,680           110,565         1,990,584
 Net change in unrealized appreciation or depreciation of
   investments                                                       (376,877)       (1,240,292)       (4,962,920)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                            97,501        (1,147,409)        2,818,602
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,093,955         4,015,052         1,982,683
 Policy terminations, withdrawal payments and charges              (1,614,228)         (739,009)      (16,427,470)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions           (520,273)        3,276,043       (14,444,787)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                    (422,772)        2,128,634       (11,626,185)
Net assets at the beginning of year                                 9,013,733         1,678,524       168,545,572
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       8,590,961         3,807,158       156,919,387
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                               INTERNATIONAL     INTERNATIONAL       MICRO-CAP          MID CAP
                                                                  GROWTH             VALUE            GROWTH            GROWTH
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        (5,980)        1,708,882           (85,290)           (2,265)
 Net realized gains (losses) on investments                          (101,686)        2,201,565         1,152,854           (25,704)
 Net change in unrealized appreciation or depreciation of
   investments                                                       (485,744)      (27,406,161)       (2,341,779)          (31,754)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (593,410)      (23,495,714)       (1,274,215)          (59,723)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,698,735         4,024,127           856,812         1,052,258
 Policy terminations, withdrawal payments and charges                (775,961)      (16,488,395)       (2,930,232)         (338,754)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            922,774       (12,464,268)       (2,073,420)          713,504
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                     329,364       (35,959,982)       (3,347,635)          653,781
Net assets at the beginning of year                                 6,506,969       175,640,446        18,810,862            66,680
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     6,836,333       139,680,464        15,463,227           720,461
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                                 SCIENCE &         SMALL CAP         SMALL CAP
                                                                TECHNOLOGY          GROWTH             VALUE
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       (34,938)         (435,828)           (9,149)
  Net realized gains (losses) on investments                          212,355         1,915,703           468,828
  Net change in unrealized appreciation or depreciation of
   investments                                                       (645,290)      (10,836,025)       (8,122,202)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (467,873)       (9,356,150)       (7,662,523)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,297,587         1,351,494         1,994,226
 Policy terminations, withdrawal payments and charges              (1,358,014)      (10,312,479)       (6,356,407)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            (60,427)       (8,960,985)       (4,362,181)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                    (528,300)      (18,317,135)      (12,024,704)
Net assets at the beginning of year                                 6,730,318        93,290,683        61,672,389
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       6,202,018        74,973,548        49,647,685
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                     JANUS             JANUS             JANUS
                                                               IVY FUNDS VIP         ASPEN             ASPEN             ASPEN
                                                                   VALUE           BALANCED            FORTY           OVERSEAS
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       135,865           104,091          (101,420)         (105,120)
 Net realized gains (losses) on investments                           680,325           510,416         2,124,657         5,663,387
 Net change in unrealized appreciation or depreciation of
   investments                                                     (5,018,528)         (607,303)       (5,103,328)      (37,832,982)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        (4,202,338)            7,204        (3,080,091)      (32,274,715)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,333,960         2,046,807         1,672,125        15,266,718
 Policy terminations, withdrawal payments and charges              (6,468,216)       (1,871,740)       (5,987,541)      (19,381,858)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (5,134,256)          175,067        (4,315,416)       (4,115,140)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  (9,336,594)          182,271        (7,395,507)      (36,389,855)
Net assets at the beginning of year                                58,352,182         5,274,184        43,641,765       102,951,653
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    49,015,588         5,456,455        36,246,258        66,561,798
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 JANUS ASPEN           MFS              MFS
                                                                   MID CAP          INVESTORS         MID CAP
                                                                    VALUE         GROWTH STOCK        GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                         1,483           (20,515)           (5,193)
 Net realized gains (losses) on investments                            18,584            24,284           137,549
 Net change in unrealized appreciation or depreciation of
   investments                                                        (76,489)          (52,777)         (205,508)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (56,422)          (49,008)          (73,152)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             810,107         2,032,032           311,618
 Policy terminations, withdrawal payments and charges                (187,700)       (1,066,182)         (339,957)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions            622,407           965,850           (28,339)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     565,985           916,842          (101,491)
Net assets at the beginning of year                                   498,366         8,314,420         1,072,539
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,064,351         9,231,262           971,048
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     NEUBERGER
                                                                    MFS                                 AMT           OPPENHEIMER
                                                                    NEW               MFS            SOCIALLY           CAPITAL
                                                                 DISCOVERY           VALUE          RESPONSIVE       APPRECIATION
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (56,148)          323,692              (311)          (14,844)
 Net realized gains (losses) on investments                         1,423,318           (22,942)              985           (51,936)
 Net change in unrealized appreciation or depreciation of
   investments                                                     (2,458,635)         (729,427)          (35,955)            1,335
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                        (1,091,465)         (428,677)          (35,281)          (65,445)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,316,566         3,408,090           419,794           333,371
 Policy terminations, withdrawal payments and charges              (2,647,680)       (3,190,970)          (31,190)         (681,360)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions         (1,331,114)          217,120           388,604          (347,989)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                  (2,422,579)         (211,557)          353,323          (413,434)
Net assets at the beginning of year                                11,743,394        40,354,213            17,620         3,989,657
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     9,320,815        40,142,656           370,943         3,576,223
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                   OPPENHEIMER      OPPENHEIMER
                                                                 OPPENHEIMER       MAIN STREET     INTERNATIONAL
                                                                 HIGH INCOME        SMALL CAP          GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                       807,537              (277)           25,137
 Net realized gains (losses) on investments                        (1,733,410)              656            16,575
 Net change in unrealized appreciation or depreciation of
   investments                                                        633,069            (7,576)         (889,289)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (292,804)           (7,197)         (847,577)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           1,132,854           100,952         1,143,769
 Policy terminations, withdrawal payments and charges              (1,419,735)          (15,729)       (2,841,189)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions           (286,881)           85,223        (1,697,420)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                    (579,685)           78,026        (2,544,997)
Net assets at the beginning of year                                 9,876,085            75,866        12,626,264
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       9,296,400           153,892        10,081,267
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                PIMCO FUNDS       PIMCO FUNDS        PUTNAM VT         PUTNAM VT
                                                                  VIT LOW          VIT TOTAL        GROWTH AND       INTERNATIONAL
                                                                 DURATION           RETURN            INCOME            EQUITY
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        28,994           154,150             4,157           158,186
 Net realized gains (losses) on investments                             3,757           147,776            28,967          (865,555)
 Net change in unrealized appreciation or depreciation of
   investments                                                        (33,742)          (98,256)          (59,241)         (315,743)
                                                              ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                              (991)          203,670           (26,117)       (1,023,112)
                                                              ---------------  ----------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                           2,958,003         6,579,152           137,797           700,096
 Policy terminations, withdrawal payments and charges                (699,836)       (1,022,860)         (170,671)       (1,215,825)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions          2,258,167         5,556,292           (32,874)         (515,729)
                                                              ---------------  ----------------  ----------------  ----------------
Increase (decrease) in net assets                                   2,257,176         5,759,962           (58,991)       (1,538,841)
Net assets at the beginning of year                                 1,360,177         4,844,897           564,100         6,233,581
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     3,617,353        10,604,859           505,109         4,694,740
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 PUTNAM VT         PUTNAM VT
                                                                 MUTLI CAP          EQUITY           PUTNAM VT
                                                                  GROWTH            INCOME            VOYAGER
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                          (658)           32,289           (11,567)
 Net realized gains (losses) on investments                            46,705          (268,389)          170,129
 Net change in unrealized appreciation or depreciation of
   investments                                                        (59,688)          264,135          (628,435)
                                                              ---------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                           (13,641)           28,035          (469,873)
                                                              ---------------  ----------------  ----------------
Policy transactions:
 Policy purchase payments                                             139,789         1,016,459         1,155,380
 Policy terminations, withdrawal payments and charges                (141,581)         (552,429)         (719,897)
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets from Policy transactions             (1,792)          464,030           435,483
                                                              ---------------  ----------------  ----------------
Increase (decrease) in net assets                                     (15,433)          492,065           (34,390)
Net assets at the beginning of year                                   257,184         2,448,267         2,140,175
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         241,751         2,940,332         2,105,785
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------
                                                               MORGAN STANLEY
                                                                UIF EMERGING
                                                                  MARKETS
                                                                   EQUITY             TOTAL
                                                              ---------------  ----------------
Operations:
 Investment income (loss) - net                               $          (710)        9,515,466
 Net realized gains (losses) on investments                             7,442        39,406,234
 Net change in unrealized appreciation or depreciation of
    investments                                                      (129,134)     (140,094,211)
                                                              ---------------  ----------------
Net increase (decrease) in net assets resulting from
 operations                                                          (122,402)      (91,172,511)
                                                              ---------------  ----------------
Policy transactions:
 Policy purchase payments                                             681,621       170,878,899
 Policy terminations, withdrawal payments and charges                (270,404)     (278,221,502)
                                                              ---------------  ----------------
Increase (decrease) in net assets from Policy transactions            411,217      (107,342,603)
                                                              ---------------  ----------------
Increase (decrease) in net assets                                     288,815      (198,515,114)
Net assets at the beginning of year                                   349,684     1,951,879,894
                                                              ---------------  ----------------
Net assets at the end of year                                 $       638,499     1,753,364,780
                                                              ===============  ================

See accompanying notes to financial statements

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                         Notes to Financial Statements
                           December 31, 2012 and 2011

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of seventy-six segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable Life policy owners allocate their purchase payments to one or more of the seventy-six segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Aim Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products Funds, Financial Investors Variable Insurance Trust (Ibbotson), Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds/Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, Putnam Variable Trust, Securian Funds Trust, and The Universal Institutional Funds, Inc. (Morgan Stanley). The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2012:

              CLOSED PORTFOLIO                       RECEIVING PORTFOLIO
     ------------------------------------  --------------------------------------
     Invesco V.I. Capital Appreciation     Invesco Van Kampen V.I. Capital Growth

                                                                     (Continued)

     The following sub-accounts had name changes during 2012:

               FORMER NAME                                 CURRENT NAME
     ---------------------------------------  ------------------------------------------
     Invesco Van Kampen V.I. Capital Growth   Invesco Van Kampen V.I. American Franchise
     Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American Value
     Oppenheimer High Income                  Oppenheimer Global Strategic Income

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (b)  NEW ACCOUNTING PRONOUNCEMENTS

          In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for annual reporting periods beginning after December 15, 2011. Management has determined that there is no material impact to the results of operations or financial position due to the adoption of ASU 2011-04.

     (c)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (d)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the

                                                                     (Continued)

     Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A basic sales load of up to 7.00 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $14,661,527 and $16,347,308, respectively.

     An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $291,328 and $375,020, respectively.

     A premium tax charge in the amount of 2.50 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2012 and 2011 amounted to $2,796,706 and $3,170,045, respectively.

     A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2012 and 2011 amounted to $1,428,315 and $1,592,445, respectively.

     A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2012 and 2011 amounted to $172,746 and $208,365, respectively.

     The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums and for the first year after a face amount increase. A premium charge of 6.00 percent is charged on all non-repeating premiums. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

     The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75 percent is charged on all non-repeating premiums.

     In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard

                                                                     (Continued)
     risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to
     0.70 percent of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to
     0.25 percent of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02 percent to 0.10 percent of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

     To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                                                                     (Continued)

     The total of cash value charges for the years ended December 31, 2012 and 2011 for each segregated sub-account are as follows:

                                                                        2012         2011
                                                                    ------------  -----------
     Advantus Bond Class 2                                          $  5,316,684    5,603,045
     Advantus Money Market                                             1,518,817    1,574,284
     Advantus Index 500 Class 2                                        8,161,322    8,259,139
     Advantus Mortgage Securities Class 2                              2,040,104    2,268,824
     Advantus International Bond Class 2                               1,471,929    1,464,641
     Advantus Index 400 Mid-Cap Class 2                                2,711,868    2,874,669
     Advantus Real Estate Securities Class 2                           2,040,627    2,061,119
     Invesco V.I. Capital Appreciation                                    81,203      264,891
     Invesco V.I. Core Equity                                             37,185       41,509
     Invesco V.I. Small Cap Equity                                        94,919       55,106
     Alliance Bernstein International Value                                3,378        2,700
     American Century Income and Growth                                   97,512       89,624
     American Century VP Inflation Protection                            217,320      114,351
     American Century Ultra                                            1,462,559    1,554,551
     American Century Value                                            1,258,187    1,275,037
     American Funds IS Global Bond Class 2                                25,356        4,778
     American Funds IS Global Growth Class 2                               7,190          454
     American Funds IS Global Small Cap Class 2                           11,990        1,835
     American Funds IS Growth Class 2                                     19,009        3,870
     American Funds IS Growth-Income Class 2                              36,635        7,915
     American Funds IS International Class 2                              28,872        4,093
     American Funds IS New World Class 2                                  54,698        1,851
     American Funds IS U.S. Govt Sec Class 2                               7,847        1,030
     Credit Suisse Trust International Equity Flex III                        --       88,953
     Fidelity High Income                                                133,723       65,903
     Fidelity VIP Contrafund                                           2,397,690    2,501,538
     Fidelity VIP Equity-Income                                        3,303,680    3,477,260
     Fidelity VIP Mid-Cap                                              1,915,818    2,145,010
     Franklin Small Cap Value                                             74,893       43,371
     Franklin Small Mid Cap                                              738,570      813,967
     Franklin Large Cap Growth Securities                                130,752      131,099
     Franklin Mutual Shares Securities                                   496,378      533,020
     Templeton Developing Markets Securities                           1,534,469    1,717,431
     Goldman Sachs VIT Government Income                                  79,704       46,211
     Ibbotson Aggressive Growth                                          115,876       51,576
     Ibbotson Balanced                                                   178,417      106,966
     Ibbotson Conservative                                                54,481       32,496
     Ibbotson Growth                                                     210,407      170,173
     Ibbotson Income and Growth                                           42,310       32,644

                                                                     (Continued)

                                                                        2012         2011
                                                                    ------------  -----------
     Invesco Van Kampen V.I. American Franchise                     $    161,134        2,673
     Invesco Van Kampen V.I. Comstock                                    133,991       71,724
     Invesco Van Kampen V.I. Growth and Income                             4,755        2,868
     Invesco Van Kampen V.I. American Value                                4,356        1,513
     Invesco Van Kampen V.I. Equity and Income                            37,192       36,576
     Ivy Funds VIP Asset Strategy                                      2,328,182    2,401,857
     Ivy Funds VIP Balanced                                            5,101,956    5,155,129
     Ivy Funds VIP Core Equity                                           375,159      366,364
     Ivy Funds VIP Global Natural Resources                              145,352      131,713
     Ivy Funds VIP Growth                                              7,591,772    7,711,241
     Ivy Funds VIP International Growth                                6,051,357    6,741,064
     Ivy Funds VIP International Value                                   337,542      311,637
     Ivy Funds VIP Micro-Cap Growth                                      639,747      688,321
     Ivy Funds VIP Mid Cap Growth                                         60,643       18,890
     Ivy Funds VIP Science & Technology                                  298,657      306,481
     Ivy Funds VIP Small Cap Growth                                    3,224,577    3,573,442
     Ivy Funds VIP Small Cap Value                                     2,161,330    2,359,965
     Ivy Funds VIP Value                                               2,311,444    2,369,742
     Janus Aspen Balanced                                                219,657      215,340
     Janus Aspen Forty                                                 1,601,891    1,614,750
     Janus Aspen Overseas                                              2,977,689    3,496,773
     Janus Aspen Mid Cap Value                                            81,475       47,586
     MFS Investors Growth Stock                                          567,912      538,255
     MFS Mid Cap Growth                                                   44,064       46,322
     MFS New Discovery                                                   415,473      468,061
     MFS Value                                                         1,945,889    1,951,769
     Neuberger AMT Socially Responsive                                     7,022        5,183
     Oppenheimer Capital Appreciation                                    160,197      171,320
     Oppenheimer Global Strategic Income                                 566,402      591,105
     Oppenheimer Main Street Small Cap                                     5,335        2,855
     Oppenheimer International Growth                                    417,016      425,335
     PIMCO Funds VIT Low Duration                                        169,596      106,301
     PIMCO Funds VIT Total Return                                        596,833      375,396
     Putnam VT Growth and Income                                          29,123       31,707
     Putnam VT International Equity                                      219,047      252,639
     Putnam VT Multi Cap Growth                                          150,599      128,163
     Putnam VT Equity Income                                              12,004       12,114
     Putnam VT Voyager                                                    84,003       90,603
     Morgan Stanley UIF Emerging Market Equity                            61,034       29,312

                                                                     (Continued)

(4)  FAIR VALUE MEASUREMENTS

     In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurement (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

     Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

     Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

     As of December 31, 2012, all of the Account's investments are in mutual funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. There were no transfers in and out of Level 1 and Level 2 fair value measurements. The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurement and Disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2012 were as follows:

                                                                     PURCHASES       SALES
                                                                    ------------  -----------
     Advantus Bond Class 2                                          $  2,702,164   12,648,657
     Advantus Money Market                                            10,362,692   13,315,352
     Advantus Index 500 Class 2                                        4,819,724   16,940,673
     Advantus Mortgage Securities Class 2                              1,137,526    5,252,884
     Advantus International Bond Class 2                               3,124,067    4,244,472
     Advantus Index 400 Mid-Cap Class 2                                2,175,177    5,365,488
     Advantus Real Estate Securities Class 2                           1,961,648    4,698,752
     Invesco V.I. Capital Appreciation                                    98,148    4,627,541
     Invesco V.I. Core Equity                                            100,887      170,170
     Invesco V.I. Small Cap Equity                                     1,169,896      620,264
     Alliance Bernstein International Value                               39,448      181,666
     American Century Income and Growth                                  533,290      277,902
     American Century VP Inflation Protection                          2,044,660    1,463,868
     American Century Ultra                                            2,207,637    4,001,988
     American Century Value                                            2,028,717    2,941,703
     American Funds IS Global Bond Class 2                               602,960      161,257
     American Funds IS Global Growth Class 2                             272,605       39,534
     American Funds IS Global Small Cap Class 2                          277,408       42,376
     American Funds IS Growth Class 2                                    551,914       80,196
     American Funds IS Growth-Income Class 2                             928,812      144,437
     American Funds IS International Class 2                             788,798      153,545
     American Funds IS New World Class 2                              11,676,255      158,959
     American Funds IS U.S. Govt Sec Class 2                             180,138      104,514
     Fidelity High Income                                              3,833,280      714,094
     Fidelity VIP Contrafund                                           2,325,864    7,228,123
     Fidelity VIP Equity-Income                                        8,389,567    7,550,350
     Fidelity VIP Mid-Cap                                              5,117,430    6,787,246
     Franklin Small Cap Value                                            736,749      217,085
     Franklin Small Mid Cap                                            2,056,639    2,496,086
     Franklin Large Cap Growth Securities                                332,609      520,449
     Franklin Mutual Shares Securities                                   887,329    3,225,630
     Templeton Developing Markets Securities                           1,863,572    9,369,690
     Goldman Sachs VIT Government Income                                 654,788      307,577
     Ibbotson Aggressive Growth                                        2,127,769      590,305
     Ibbotson Balanced                                                 2,500,669      677,888
     Ibbotson Conservative                                             1,072,985      252,955

                                                                     (Continued)

                                                                     PURCHASES       SALES
                                                                    ------------  -----------
     Ibbotson Growth                                                $  2,408,271    1,083,058
     Ibbotson Income and Growth                                          398,508      155,203
     Invesco Van Kampen V.I. American Franchise                        4,496,060      361,110
     Invesco Van Kampen V.I. Comstock                                    953,776      280,506
     Invesco Van Kampen V.I. Growth and Income                            49,757       28,919
     Invesco Van Kampen V.I. American Value                              330,474       73,308
     Invesco Van Kampen V.I. Equity and Income                           130,168       93,966
     Ivy Funds VIP Asset Strategy                                      4,854,998    9,327,881
     Ivy Funds VIP Balanced                                           10,432,889   13,699,763
     Ivy Funds VIP Core Equity                                         1,763,438    1,061,718
     Ivy Funds VIP Global Natural Resources                            1,494,576      905,899
     Ivy Funds VIP Growth                                             13,562,204   16,465,353
     Ivy Funds VIP International Growth                                2,036,399    1,004,341
     Ivy Funds VIP International Value                                 8,022,252   13,893,445
     Ivy Funds VIP Micro-Cap Growth                                    1,927,360    2,021,619
     Ivy Funds VIP Mid Cap Growth                                      2,407,905      997,539
     Ivy Funds VIP Science & Technology                                1,515,497    1,253,747
     Ivy Funds VIP Small Cap Growth                                    2,642,070    7,735,595
     Ivy Funds VIP Small Cap Value                                     4,976,061    5,921,709
     Ivy Funds VIP Value                                               5,835,838    5,500,515
     Janus Aspen Balanced                                              1,511,286      546,691
     Janus Aspen Forty                                                 1,833,367    5,785,347
     Janus Aspen Overseas                                             13,128,822   12,775,910
     Janus Aspen Mid Cap Value                                         1,401,978      330,554
     MFS Investors Growth Stock                                        3,527,589    1,880,273
     MFS Mid Cap Growth                                                  229,685      216,674
     MFS New Discovery                                                 2,303,836    1,947,101
     MFS Value                                                         2,921,490    4,626,207
     Neuberger AMT Socially Responsive                                    39,364       96,087
     Oppenheimer Capital Appreciation                                    339,205      974,013
     Oppenheimer Global Strategic Income                              12,147,214   11,337,709
     Oppenheimer Main Street Small Cap                                   123,664       40,678
     Oppenheimer International Growth                                  1,952,210    1,780,457
     PIMCO Funds VIT Low Duration                                      4,730,905    2,076,982
     PIMCO Funds VIT Total Return                                      7,343,655    1,117,764
     Putnam VT Growth and Income                                         128,878      197,010
     Putnam VT International Equity                                      613,598      713,182
     Putnam VT Multi Cap Growth                                           92,083       88,974
     Putnam VT Equity Income                                           2,050,908    1,536,832
     Putnam VT Voyager                                                   509,338    1,011,526
     Morgan Stanley UIF Emerging Markets Equity                        1,705,142      234,124

                                                                     (Continued)

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2012 and 2011 were as follows:


                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                        ADVANTUS        ADVANTUS        ADVANTUS
                                                         ADVANTUS        ADVANTUS         INDEX         MORTGAGE      INTERNATIONAL
                                                           BOND           MONEY            500         SECURITIES         BOND
                                                          CLASS 2         MARKET         CLASS 2         CLASS 2         CLASS 2
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $   30,840,073      14,267,006      35,976,254      11,628,675      14,802,997
        Contract purchase payments                        1,082,565       5,164,804       2,420,139         289,005       1,391,810
        Contract terminations, withdrawal payments
          and charges                                    (4,183,263)     (5,060,533)     (5,550,910)     (1,390,452)     (1,956,754)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011              27,739,375      14,371,277      32,845,483      10,527,228      14,238,053
        Contract purchase payments                          697,488       4,761,836         821,084         288,678       1,339,953
        Contract terminations, withdrawal payments
          and charges                                    (2,991,822)     (6,040,269)     (2,612,295)     (1,228,101)     (1,750,512)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $   25,445,041      13,092,844      31,054,272       9,587,805      13,827,494
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                        ADVANTUS        ADVANTUS
                                                        INDEX 400     REAL ESTATE     INVESCO V.I.    INVESCO V.I.    INVESCO V.I.
                                                         MID-CAP       SECURITIES       CAPITAL           CORE         SMALL CAP
                                                         CLASS 2        CLASS 2       APPRECIATION       EQUITY          EQUITY
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $   25,843,324      15,642,319       3,635,237         548,829         484,810
        Contract purchase payments                          980,575         714,396         316,427         170,748       1,243,451
        Contract terminations, withdrawal payments
          and charges                                    (3,099,962)     (1,705,475)       (621,918)       (216,084)       (313,839)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011              23,723,937      14,651,240       3,329,746         503,493       1,414,422
        Contract purchase payments                          849,658         617,880          72,654          59,069       1,049,252
        Contract terminations, withdrawal payments
          and charges                                    (1,906,248)     (1,394,577)     (3,402,400)       (100,405)       (530,403)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $   22,667,347      13,874,543              --         462,157       1,933,271
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                        ALLIANCE        AMERICAN        AMERICAN
                                                       BERNSTEIN         CENTURY        CENTURY        AMERICAN        AMERICAN
                                                     INTERNATIONAL       INCOME       VP INFLATION      CENTURY         CENTURY
                                                         VALUE         AND GROWTH      PROTECTION        ULTRA           VALUE
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2010        $      162,254       1,252,529         1,107,807      21,652,011      14,331,985
        Contract purchase payments                        255,647         219,472         3,182,030         855,509       1,538,531
        Contract terminations, withdrawal payments
          and charges                                    (176,431)       (192,751)         (635,328)     (2,644,777)     (1,598,512)
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2011               241,470       1,279,250         3,654,509      19,862,743      14,272,004
        Contract purchase payments                         43,492         311,002         1,567,373       1,521,448         938,597
        Contract terminations, withdrawal payments
          and charges                                    (198,038)       (168,763)       (1,238,454)     (2,541,740)     (1,630,130)
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2012        $       86,924       1,421,489         3,983,428      18,842,451      13,580,471
                                                   ==============  ==============  ================  ==============  ==============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                       AMERICAN       AMERICAN         AMERICAN        AMERICAN         AMERICAN
                                                       FUNDS IS       FUNDS IS         FUNDS IS        FUNDS IS         FUNDS IS
                                                     GLOBAL BOND    GLOBAL GROWTH  GLOBAL SMALL CAP     GROWTH       GROWTH-INCOME
                                                       CLASS 2         CLASS 2          CLASS 2         CLASS 2         CLASS 2
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2010        $           --              --                --              --              --
        Contract purchase payments                        475,544          55,915           337,542         559,812         305,845
        Contract terminations, withdrawal payments
          and charges                                     (10,328)         (9,197)          (23,732)        (29,098)         (8,596)
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2011               465,216          46,718           313,810         530,714         297,249
        Contract purchase payments                        563,900         283,040           315,317         554,923         898,628
        Contract terminations, withdrawal payments
          and charges                                    (155,117)        (41,547)          (49,757)        (81,747)       (143,871)
                                                   --------------  --------------  ----------------  --------------  --------------
     Units outstanding at December 31, 2012        $      873,999         288,211           579,370       1,003,890       1,052,006
                                                   ==============  ==============  ================  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                        AMERICAN        AMERICAN        AMERICAN
                                                        FUNDS IS        FUNDS IS        FUNDS IS       FIDELITY
                                                     INTERNATIONAL      NEW WORLD    U.S. GOVT SEC       HIGH         FIDELITY VIP
                                                         CLASS 2         CLASS 2        CLASS 2         INCOME         CONTRAFUND
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $           --              --              --         597,479      48,245,131
        Contract purchase payments                          816,012         371,959          85,624       1,645,895       4,963,218
        Contract terminations, withdrawal payments
          and charges                                       (19,261)        (52,463)           (634)       (434,457)     (8,878,870)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011                 796,751         319,496          84,990       1,808,917      44,329,479
        Contract purchase payments                          902,092      12,621,838         163,448       3,052,447       1,059,265
        Contract terminations, withdrawal payments
          and charges                                      (172,676)       (168,356)        (97,442)       (584,273)     (4,502,368)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    1,526,167      12,772,978         150,996       4,277,091      40,886,376
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                                        FRANKLIN
                                                                                        FRANKLIN                       LARGE CAP
                                                      FIDELITY VIP    FIDELITY VIP      SMALL CAP       FRANKLIN         GROWTH
                                                         INCOME         MID-CAP          VALUE            CAP          SECURITIES
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $   53,606,268      19,050,465         429,097      22,599,348       2,194,739
        Contract purchase payments                        1,344,660         665,242       1,055,598       1,038,759         330,194
        Contract terminations, withdrawal payments
          and charges                                    (5,757,564)     (2,382,743)       (230,767)     (3,222,724)       (312,158)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011              49,193,364      17,332,964       1,253,928      20,415,383       2,212,775
        Contract purchase payments                        1,354,710         425,340         670,667         689,026         206,013
        Contract terminations, withdrawal payments
          and charges                                    (4,978,859)     (2,284,791)       (200,164)     (2,387,937)       (334,801)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $   45,569,215      15,473,513       1,724,431      18,716,472       2,083,987
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                       TEMPLETON        GOLDMAN
                                                        FRANKLIN       DEVELOPING      SACHS VIT        IBBOTSON
                                                     MUTUAL SHARES      MARKETS        GOVERNMENT      AGGRESSIVE       IBBOTSON
                                                       SECURITIES      SECURITIES       INCOME           GROWTH         BALANCED
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    8,607,669      16,651,077         553,405       1,702,751       1,088,387
        Contract purchase payments                          539,608       2,664,112         753,470       3,654,590       2,461,921
        Contract terminations, withdrawal payments
          and charges                                    (1,137,446)     (3,575,993)       (229,097)       (138,339)       (398,635)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               8,009,831      15,739,196       1,077,778       5,219,002       3,151,673
        Contract purchase payments                          409,828         517,838         547,327       1,874,652       2,028,298
        Contract terminations, withdrawal payments
          and charges                                    (1,965,831)     (3,468,019)       (276,664)       (532,292)       (611,674)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    6,453,828      12,789,015       1,348,441       6,561,362       4,568,297
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                        INVESCO          INVESCO
                                                                                        IBBOTSON       VAN KAMPEN      VAN KAMPEN
                                                        IBBOTSON        IBBOTSON         INCOME      V.I. AMERICAN        V.I.
                                                      CONSERVATIVE      GROWTH         AND GROWTH      FRANCHISE        COMSTOCK
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $       82,421       4,063,688         687,098           7,318         613,572
        Contract purchase payments                          718,617       3,025,542         353,804         179,928       1,628,999
        Contract terminations, withdrawal payments
          and charges                                      (102,764)     (1,176,058)        (31,284)        (70,464)       (201,638)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011                 698,274       5,913,172       1,009,618         116,782       2,040,933
        Contract purchase payments                          934,921       1,646,936         309,305       4,100,701         808,093
        Contract terminations, withdrawal payments
          and charges                                      (227,363)       (985,661)       (138,232)       (313,499)       (241,154)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    1,405,832       6,574,447       1,180,691       3,903,984       2,607,872
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                         INVESCO        INVESCO         INVESCO
                                                       VAN KAMPEN      VAN KAMPEN      VAN KAMPEN    IVY FUNDS VIP
                                                      V.I. GROWTH    V.I. AMERICAN     V.I. EQUITY       ASSET        IVY FUNDS VIP
                                                       AND INCOME        VALUE          AND INCOME      STRATEGY         BALANCED
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $       33,949          20,158         573,465      27,782,944      25,367,128
        Contract purchase payments                           68,065         128,765         118,156       6,014,715         383,079
        Contract terminations, withdrawal payments
          and charges                                       (29,072)        (86,947)        (88,639)     (6,292,065)     (2,401,755)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011                  72,942          61,976         602,982      27,505,594      23,348,452
        Contract purchase payments                           43,536         278,931          91,878       1,648,139         343,770
        Contract terminations, withdrawal payments
          and charges                                       (26,592)        (61,654)        (72,194)     (3,571,698)     (2,354,227)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $       89,886         279,253         622,666      25,582,035      21,337,995
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                     IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP
                                                     IVY FUNDS VIP   GLOBAL NATURAL  IVY FUNDS VIP   INTERNATIONAL   INTERNATIONAL
                                                       CORE EQUITY      RESOURCES       GROWTH          GROWTH           VALUE
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    7,214,970       1,454,975      40,667,951       3,632,374      38,366,212
        Contract purchase payments                          853,120       3,494,266         471,719         955,094         946,816
        Contract terminations, withdrawal payments
          and charges                                    (1,270,155)       (726,159)     (3,878,719)       (449,159)     (3,705,033)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               6,797,935       4,223,082      37,260,951       4,138,309      35,607,995
        Contract purchase payments                          575,623       1,429,276         344,855         801,717         893,396
        Contract terminations, withdrawal payments
          and charges                                      (728,349)       (971,816)     (3,413,316)       (543,826)     (3,189,589)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    6,645,209       4,680,542      34,192,490       4,396,200      33,311,802
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                      IVY FUNDS VIP   IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP    IVY FUNDS VIP
                                                        MICRO-CAP        MID CAP        SCIENCE &      SMALL CAP       SMALL CAP
                                                         GROWTH          GROWTH        TECHNOLOGY       GROWTH           VALUE
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    7,771,701          57,095       3,226,036      30,049,641      27,274,778
        Contract purchase payments                          361,904         874,720         588,786         448,726         998,557
        Contract terminations, withdrawal payments
          and charges                                    (1,228,837)       (305,183)       (644,289)     (3,349,493)     (2,970,859)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               6,904,768         626,632       3,170,533      27,148,874      25,302,476
        Contract purchase payments                          260,227       1,828,327         446,544         322,688         687,101
        Contract terminations, withdrawal payments
          and charges                                      (791,851)       (792,412)       (538,566)     (2,495,476)     (2,647,891)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    6,373,144       1,662,547       3,078,511      24,976,086      23,341,686
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                         JANUS           JANUS           JANUS         JANUS ASPEN
                                                      IVY FUNDS VIP      ASPEN           ASPEN           ASPEN           MID CAP
                                                          VALUE         BALANCED         FORTY          OVERSEAS          VALUE
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $   21,086,419       3,068,732      41,015,977      54,061,965         477,709
        Contract purchase payments                          495,180       1,160,857       1,580,010       8,707,597         766,540
        Contract terminations, withdrawal payments
          and charges                                    (2,375,132)     (1,081,574)     (5,806,516)    (10,853,111)       (187,353)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011              19,206,467       3,148,015      36,789,471      51,916,451       1,056,896
        Contract purchase payments                          344,225         509,037       1,443,647       3,851,512       1,186,276
        Contract terminations, withdrawal payments
          and charges                                    (1,857,930)       (282,794)     (4,945,455)     (9,378,994)       (307,695)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $   17,692,762       3,374,258      33,287,663      46,388,969       1,935,477
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                                       NEUBERGER
                                                          MFS             MFS             MFS                             AMT
                                                       INVESTORS        MID CAP           NEW             MFS           SOCIALLY
                                                      GROWTH STOCK      GROWTH         DISCOVERY         VALUE         RESPONSIVE
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    5,604,350         744,081       5,496,516      23,378,357          16,233
        Contract purchase payments                        1,343,639         211,763         617,014       1,956,150         367,619
        Contract terminations, withdrawal payments
          and charges                                      (717,551)       (234,325)     (1,215,422)     (1,852,857)        (29,297)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               6,230,438         721,519       4,898,108      23,481,650         354,555
        Contract purchase payments                        1,842,990         153,916         632,402       1,117,048          36,053
        Contract terminations, withdrawal payments
          and charges                                    (1,107,435)       (143,144)       (893,669)     (2,381,573)        (82,212)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    6,965,993         732,291       4,636,841      22,217,125         308,396
                                                     ==============  ==============  ==============  ==============  ==============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                      OPPENHEIMER
                                                      OPPENHEIMER        GLOBAL        OPPENHEIMER    OPPENHEIMER      PIMCO FUNDS
                                                        CAPITAL         STRATEGIC      MAIN STREET   INTERNATIONAL       VIT LOW
                                                      APPRECIATION       INCOME         SMALL CAP        GROWTH         DURATION
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    2,844,516      24,661,108          71,859       4,941,163       1,328,787
        Contract purchase payments                          232,111       2,784,155          94,051         445,268       2,867,158
        Contract terminations, withdrawal payments
          and charges                                      (478,428)     (3,503,108)        (15,836)     (1,094,872)       (679,729)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               2,598,199      23,942,155         150,074       4,291,559       3,516,216
        Contract purchase payments                          220,673       1,771,511         108,469         719,516       4,358,671
        Contract terminations, withdrawal payments
          and charges                                      (635,561)     (3,530,023)        (35,771)       (670,126)     (1,936,274)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $    2,183,311      22,183,643         222,772       4,340,949       5,938,613
                                                     ==============  ==============  ==============  ==============  ==============

                                                                     (Continued)

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                       PIMCO FUNDS     PUTNAM VT       PUTNAM VT       PUTNAM VT        PUTNAM VT
                                                        VIT TOTAL      GROWTH AND    INTERNATIONAL     MULTI CAP         EQUITY
                                                         RETURN          INCOME          EQUITY          GROWTH          INCOME
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2010          $    4,656,559         406,778       3,647,181         159,380       1,800,124
        Contract purchase payments                        6,209,857          99,221         432,334          87,611         737,550
        Contract terminations, withdrawal payments
          and charges                                      (969,625)       (122,125)       (756,194)        (88,361)       (405,614)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2011               9,896,791         383,874       3,323,321         158,630       2,132,060
        Contract purchase payments                        5,957,990          81,876         336,052          55,413       1,358,222
        Contract terminations, withdrawal payments
          and charges                                      (966,892)       (134,422)       (453,823)        (51,668)       (982,698)
                                                     --------------  --------------  --------------  --------------  --------------
     Units outstanding at December 31, 2012          $   14,887,889         331,328       3,205,550         162,375       2,507,584
                                                     ==============  ==============  ==============  ==============  ==============

                                                        SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------
                                                                     MORGAN STANLEY
                                                                      UIF EMERGING
                                                        PUTNAM VT       MARKETS
                                                         VOYAGER         EQUITY
                                                     --------------  --------------
     Units outstanding at December 31, 2010          $    1,217,787         304,066
        Contract purchase payments                          671,040         633,783
        Contract terminations, withdrawal payments
          and charges                                      (422,989)       (255,386)
                                                     --------------  --------------
     Units outstanding at December 31, 2011               1,465,838         682,463
        Contract purchase payments                          317,676       1,668,441
        Contract terminations, withdrawal payments
          and charges                                      (621,407)       (223,504)
                                                     --------------  --------------
     Units outstanding at December 31, 2012          $    1,162,107       2,127,400
                                                     ==============  ==============

                                                                     (Continued)

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 is as follows:


                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Advantus Bond Class 2
               2012                            25,445,041        4.21 $   107,157,906           0.00%         0.50%         6.88%
               2011                            27,739,375        3.94     109,301,002           0.00%         0.50%         7.49%
               2010                            30,840,074        3.67     113,053,023           0.00%         0.50%         8.81%
               2009                            32,323,879        3.37     108,840,136           0.00%         0.50%        14.99%
               2008                            32,367,758        2.93      94,779,664           0.00%         0.50%       (13.95)%
Advantus Money Market
               2012                            13,092,844        2.19      28,615,182           0.00%         0.50%        (0.50)%
               2011                            14,371,277        2.20      31,567,866           0.00%         0.50%        (0.50)%
               2010                            14,267,006        2.21      31,493,253           0.04%         0.50%        (0.36)%
               2009                            14,134,568        2.22      31,354,281           0.27%         0.50%        (0.23)%
               2008                            14,755,260        2.22      32,806,975           2.07%         0.50%         1.55%
Advantus Index 500 Class 2
               2012                            31,054,272        6.45     200,389,522           0.00%         0.50%        14.85%
               2011                            32,845,483        5.62     184,550,454           0.00%         0.50%         1.09%
               2010                            35,976,254        5.56     199,966,724           0.00%         0.50%        13.97%
               2009                            40,155,272        4.88     195,842,194           0.00%         0.50%        25.24%
               2008                            42,812,409        3.89     166,719,533           0.00%         0.50%       (37.52)%
Advantus Mortgage Securities Class 2
               2012                             9,587,805        4.22      40,413,450           0.00%         0.50%         2.97%
               2011                            10,527,228        4.09      43,092,689           0.00%         0.50%         6.20%
               2010                            11,628,677        3.85      44,821,569           0.00%         0.50%         5.68%
               2009                            12,945,775        3.63      46,974,800           0.00%         0.50%         7.51%
               2008                            14,600,373        3.38      49,276,902           0.00%         0.50%       (13.40)%
Advantus International Bond Class 2
               2012                            13,827,494        2.54      35,086,961           0.00%         0.50%        15.61%
               2011                            14,238,053        2.19      31,249,252           0.00%         0.50%        (0.76)%
               2010                            14,802,997        2.21      32,737,160           0.00%         0.50%        13.33%
               2009                            15,394,004        1.95      30,038,590           0.00%         0.50%        16.97%
               2008                            14,947,162        1.67      24,935,350           0.00%         0.50%         3.70%
Advantus Index 400 Mid-Cap Class 2
               2012                            22,667,347        2.86      64,769,419           0.00%         0.50%        16.66%
               2011                            23,723,937        2.45      58,109,427           0.00%         0.50%        (2.75)%
               2010                            25,843,325        2.52      65,091,676           0.00%         0.50%        25.30%
               2009                            27,552,852        2.01      55,384,180           0.00%         0.50%        35.75%
               2008                            26,808,963        1.48      39,696,448           0.00%         0.50%       (36.86)%
Advantus Real Estate Securities
 Class 2
               2012                            13,874,543        3.44      47,755,446           0.00%         0.50%        17.31%
               2011                            14,651,240        2.93      42,986,981           0.00%         0.50%         4.89%
               2010                            15,642,319        2.80      43,753,941           0.00%         0.50%        28.27%
               2009                            17,286,781        2.18      37,697,184           0.00%         0.50%        23.97%
               2008                            16,540,633        1.76      29,096,009           0.00%         0.50%       (36.59)%
Invesco V.I. Capital Appreciation
              2012 (c)                                 --          --              --           0.00%         0.00%         0.00%
               2011                             3,329,746        1.26       4,188,726           0.00%         0.50%        (8.57)%
               2010                             3,635,237        1.38       5,001,812           0.53%         0.50%        14.63%
               2009                             3,837,823        1.20       4,606,567           0.29%         0.50%        20.12%
               2008                             3,761,199        1.00       3,758,553           0.00%         0.50%       (42.91)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Invesco V.I. Core Equity
               2012                               462,157        1.72 $       796,900           0.88%         0.50%        13.05%
               2011                               503,493        1.53         767,983           0.72%         0.50%        (0.79)%
               2010                               548,829        1.54         843,795           0.87%         0.50%         8.70%
               2009                               395,511        1.41         559,388           1.62%         0.50%        27.34%
               2008                               400,245        1.11         444,529           2.24%         0.50%       (30.67)%
Invesco V.I. Small Cap Equity
               2012                             1,933,271        1.21       2,342,561           0.00%         0.50%        13.08%
               2011                             1,414,422        1.07       1,515,492           0.00%         0.50%        (1.48)%
             2010 (a)                             484,810        1.09         527,258           0.00%         0.50%        11.83%
Alliance Bernstein International
 Value
               2012                                86,924        0.95          82,645           1.08%         0.50%        13.62%
               2011                               241,470        0.84         202,034           4.42%         0.50%       (19.84)%
             2010 (a)                             162,254        1.04         169,360           6.82%         0.50%         4.27%
American Century Income and Growth
               2012                             1,421,489        1.68       2,383,170           1.88%         0.50%        13.89%
               2011                             1,279,250        1.47       1,883,225           1.34%         0.50%         2.34%
               2010                             1,252,529        1.44       1,801,645           1.27%         0.50%        13.29%
               2009                             1,288,068        1.27       1,635,378           4.41%         0.50%        17.19%
               2008                             1,452,770        1.08       1,573,967           1.73%         0.50%       (35.06)%
American Century VP Inflation
 Protection
               2012                             3,983,428        1.22       4,849,677           2.39%         0.50%         6.84%
               2011                             3,654,509        1.14       4,163,958           4.03%         0.50%        11.19%
             2010 (a)                           1,107,807        1.02       1,135,263           0.87%         0.50%         2.07%
American Century Ultra
               2012                            18,842,451        1.56      29,354,418           0.00%         0.50%        13.21%
               2011                            19,862,743        1.38      27,332,333           0.00%         0.50%         0.36%
               2010                            21,652,011        1.37      29,687,533           0.36%         0.50%        15.24%
               2009                            22,801,630        1.19      27,128,810           0.17%         0.50%        33.85%
               2008                            22,605,592        0.89      20,093,759           0.00%         0.50%       (41.94)%
American Century Value
               2012                            13,580,471        1.84      24,974,749           1.78%         0.50%        14.00%
               2011                            14,272,004        1.61      23,022,260           1.89%         0.50%         0.36%
               2010                            14,331,985        1.61      23,035,756           2.09%         0.50%        12.47%
               2009                            13,973,031        1.43      19,968,274           5.19%         0.50%        19.13%
               2008                            12,753,262        1.20      15,299,139           2.17%         0.50%       (27.17)%
American Funds IS Global Bond Class 2
               2012                               873,999        1.06         923,693           2.41%         0.50%         5.66%
             2011 (b)                             465,216        1.00         465,328           5.40%         0.50%        (0.14)%
American Funds IS Global Growth
 Class 2
               2012                               288,211        1.02         293,836           1.68%         0.50%        21.94%
             2011 (b)                              46,718        0.84          39,058           2.36%         0.50%       (16.64)%
American Funds IS Global Small Cap
 Class 2
               2012                               579,370        0.91         526,059           1.36%         0.50%        17.58%
             2011 (b)                             313,810        0.77         242,320           0.17%         0.50%       (23.16)%
American Funds IS Growth Class 2
               2012                             1,003,890        1.03       1,031,155           1.04%         0.50%        17.30%
             2011 (b)                             530,714        0.88         464,729           0.78%         0.50%       (12.77)%
American Funds IS Growth-Income
 Class 2
               2012                             1,052,006        1.07       1,121,876           2.39%         0.50%        16.89%
             2011 (b)                             297,249        0.91         271,182           2.66%         0.50%        (8.84)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------

American Funds IS Growth-Income
 Class 2
               2012                             1,052,006        1.07 $     1,121,876           2.39%         0.50%        16.89%
             2011 (b)                             297,249        0.91         271,182           2.66%         0.50%        (8.84)%
American Funds IS International
 Class 2
               2012                             1,526,167        0.92       1,409,746           1.90%         0.50%        17.31%
             2011 (b)                             796,751        0.79         627,344           4.24%         0.50%       (21.54)%
American Funds IS New World
 Class 2
               2012                            12,772,978        0.96      12,293,094           4.36%         0.50%        17.23%
             2011 (b)                             319,496        0.82         262,305           2.99%         0.50%       (18.10)%
American Funds IS U.S. Govt Sec
 Class 2
               2012                               150,996        1.08         162,583           1.03%         0.50%         1.39%
             2011 (b)                              84,990        1.06          90,253           3.59%         0.50%         6.11%
Fidelity High Income
               2012                             4,277,091        1.25       5,360,092           6.48%         0.50%        13.40%
               2011                             1,808,917        1.11       1,999,067           9.21%         0.50%         3.20%
             2010 (a)                             597,479        1.07         639,838          13.26%         0.50%         7.09%
Fidelity VIP Contrafund
               2012                            40,886,376        1.63      66,748,091           1.12%         0.50%        15.56%
               2011                            44,329,479        1.41      62,624,661           0.77%         0.50%        (3.27)%
               2010                            48,245,131        1.46      70,458,994           1.03%         0.50%        16.34%
               2009                            55,180,836        1.26      69,267,582           1.18%         0.50%        34.79%
               2008                            58,671,682        0.93      54,639,205           0.75%         0.50%       (42.98)%
Fidelity VIP Equity-Income
               2012                            45,569,215        1.55      70,763,677           2.92%         0.50%        16.47%
               2011                            49,193,364        1.33      65,589,021           2.26%         0.50%         0.15%
               2010                            53,606,268        1.33      71,362,749           1.60%         0.50%        14.34%
               2009                            58,168,980        1.16      67,722,578           2.13%         0.50%        29.24%
               2008                            57,967,038        0.90      52,220,211           2.51%         0.50%       (43.10)%
Fidelity VIP Mid-Cap
               2012                            15,473,513        3.05      47,151,423           0.38%         0.50%        13.99%
               2011                            17,332,964        2.67      46,335,185           0.02%         0.50%       (11.30)%
               2010                            19,050,465        3.01      57,411,722           0.29%         0.50%        27.93%
               2009                            21,172,934        2.36      49,877,286           0.46%         0.50%        39.05%
               2008                            23,213,666        1.69      39,325,974           0.25%         0.50%       (39.91)%
Franklin Small Cap Value
               2012                             1,724,431        1.19       2,054,547           0.78%         0.50%        17.79%
               2011                             1,253,928        1.01       1,268,261           0.76%         0.50%        (4.24)%
             2010 (a)                             429,097        1.06         453,231           0.17%         0.50%         8.36%
Franklin Small Mid Cap
               2012                            18,716,472        1.03      19,208,030           0.00%         0.50%        10.30%
               2011                            20,415,383        0.93      18,996,212           0.00%         0.50%        (5.30)%
               2010                            22,599,348        0.98      22,207,074           0.00%         0.50%        26.99%
               2009                            26,130,042        0.77      20,220,686           0.00%         0.50%        42.86%
               2008                            26,344,364        0.54      14,270,451           0.00%         0.50%       (42.78)%
Franklin Large Cap Growth Securities
               2012                             2,083,987        1.56       3,251,531           0.83%         0.50%        11.81%
               2011                             2,212,775        1.40       3,087,822           0.66%         0.50%        (2.00)%
               2010                             2,194,739        1.42       3,125,035           0.81%         0.50%        11.03%
               2009                             2,720,505        1.28       3,488,832           1.37%         0.50%        29.09%
               2008                             2,728,781        0.99       2,710,973           1.25%         0.50%       (34.86)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Franklin Mutual Shares Securities
               2012                             6,453,828        1.75 $    11,318,359           2.02%         0.50%        13.67%
               2011                             8,009,831        1.54      12,357,479           2.37%         0.50%        (1.53)%
               2010                             8,607,669        1.57      13,486,745           1.57%         0.50%        10.64%
               2009                             9,324,264        1.42      13,204,530           1.91%         0.50%        25.42%
               2008                            10,738,837        1.13      12,125,510          (0.12)%        0.50%       (37.42)%
Templeton Developing Markets
 Securities
               2012                            12,789,015        2.81      35,883,022           1.42%         0.50%        12.60%
               2011                            15,739,196        2.49      39,224,656           0.98%         0.50%       (16.28)%
               2010                            16,651,077        2.98      49,565,340           1.64%         0.50%        17.00%
               2009                            16,193,281        2.55      41,198,559           4.09%         0.50%        71.73%
               2008                            16,147,893        1.48      23,922,985           2.68%         0.50%       (52.94)%
Goldman Sachs VIT Government Income
               2012                             1,348,441        1.11       1,498,072           0.76%         0.50%         2.27%
               2011                             1,077,778        1.09       1,170,789           0.91%         0.50%         5.82%
             2010 (a)                             553,405        1.03         568,119           1.10%         0.50%         2.56%
Ibbotson Aggressive Growth
               2012                             6,561,362        1.15       7,553,849           1.27%         0.50%        13.62%
               2011                             5,219,002        1.01       5,287,819           1.88%         0.50%        (5.52)%
             2010 (a)                           1,702,751        1.07       1,825,964           0.92%         0.50%         8.75%
Ibbotson Balanced
               2012                             4,568,297        1.15       5,246,135           1.72%         0.50%        10.26%
               2011                             3,151,673        1.04       3,282,529           1.22%         0.50%        (1.38)%
             2010 (a)                           1,088,387        1.06       1,149,484           2.57%         0.50%         6.50%
Ibbotson Conservative
               2012                             1,405,832        1.11       1,562,706           1.98%         0.50%         4.68%
               2011                               698,274        1.06         741,470           2.04%         0.50%         2.63%
             2010 (a)                              82,421        1.03          85,280           1.26%         0.50%         3.66%
Ibbotson Growth
               2012                             6,574,447        1.15       7,538,658           1.29%         0.50%        12.35%
               2011                             5,913,172        1.02       6,034,853           1.23%         0.50%        (4.16)%
             2010 (a)                           4,063,688        1.06       4,327,389           0.96%         0.50%         7.79%
Ibbotson Income and Growth
               2012                             1,180,691        1.13       1,332,809           1.85%         0.50%         7.33%
               2011                             1,009,618        1.05       1,061,853           0.92%         0.50%         0.58%
             2010 (a)                             687,098        1.05         718,494           1.21%         0.50%         5.09%
Invesco Van Kampen V.I. American
 Franchise
               2012                             3,903,984        1.14       4,436,357           0.00%         0.50%        12.83%
               2011                               116,782        1.01         117,607           0.00%         0.50%        (6.85)%
             2010 (a)                               7,318        1.08           7,907           0.00%         0.50%        10.23%
Invesco Van Kampen V.I. Comstock
               2012                             2,607,872        1.22       3,189,821           1.61%         0.50%        18.33%
               2011                             2,040,933        1.03       2,109,673           1.04%         0.50%        (2.59)%
             2010 (a)                             613,572        1.06         651,131           0.00%         0.50%         7.79%
Invesco Van Kampen V.I. Growth and
 Income
               2012                                89,886        1.13         101,900           1.19%         0.50%        13.78%
               2011                                72,942        1.00          72,680           1.14%         0.50%        (2.74)%
             2010 (a)                              33,949        1.02          34,785           0.00%         0.50%         3.91%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Invesco Van Kampen V.I. American Value
               2012                               279,253        1.23 $       343,434           0.80%         0.50%        16.49%
               2011                                61,976        1.06          65,443           0.59%         0.50%         0.32%
             2010 (a)                              20,158        1.05          21,227           0.48%         0.50%         6.82%
Invesco Van Kampen V.I. Equity and
 Income
               2012                               622,666        1.34         832,439           1.83%         0.50%        11.83%
               2011                               602,982        1.20         720,872           2.10%         0.50%        (2.36)%
               2010                               573,465        1.22         702,190           1.75%         0.50%         7.23%
               2009                               610,205        1.14         696,761           5.04%         0.50%        32.88%
               2008                               701,015        0.86         602,395           4.75%         0.50%       (38.76)%
Ivy Funds VIP Asset Strategy
               2012                            25,582,035        2.75      70,452,599           1.14%         0.50%        18.58%
               2011                            27,505,594        2.32      63,880,677           1.03%         0.50%        (7.67)%
               2010                            27,782,944        2.52      69,882,988           1.15%         0.50%         8.13%
               2009                            31,166,972        2.33      72,498,327           0.36%         0.50%        24.42%
               2008                            26,528,268        1.87      49,595,993           0.57%         0.50%       (26.17)%
Ivy Funds VIP Balanced
               2012                            21,337,995        5.77     123,216,733           1.49%         0.50%        11.19%
               2011                            23,348,452        5.19     121,261,324           1.50%         0.50%         2.80%
               2010                            25,367,128        5.05     128,158,498           1.96%         0.50%        16.52%
               2009                            27,944,950        4.34     121,161,457           2.04%         0.50%        12.66%
               2008                            30,478,405        3.85     117,295,407           0.11%         0.50%       (21.39)%
Ivy Funds VIP Core Equity
               2012                             6,645,209        1.49       9,910,363           0.58%         0.50%        18.01%
               2011                             6,797,935        1.26       8,590,961           0.36%         0.50%         1.16%
               2010                             7,214,970        1.25       9,013,733           0.98%         0.50%        20.29%
               2009                             8,196,965        1.04       8,513,068           1.02%         0.50%        23.40%
               2008                             9,214,311        0.84       7,754,771           0.18%         0.50%       (35.10)%
Ivy Funds VIP Global Natural
 Resources
               2012                             4,680,542        0.91       4,277,538           0.00%         0.50%         1.38%
               2011                             4,223,082        0.90       3,807,158           0.00%         0.50%       (21.83)%
             2010 (a)                           1,454,975        1.15       1,678,524           0.00%         0.50%        16.94%
Ivy Funds VIP Growth
               2012                            34,192,490        4.72     161,537,047           0.06%         0.50%        12.18%
               2011                            37,260,951        4.21     156,919,387           4.01%         0.50%         1.62%
               2010                            40,667,951        4.14     168,545,572           0.63%         0.50%        12.02%
               2009                            45,184,216        3.70     167,170,928           0.38%         0.50%        26.44%
               2008                            47,819,126        2.93     139,923,698           0.00%         0.50%       (36.59)%
Ivy Funds VIP International Growth
               2012                             4,396,200        1.94       8,530,504           1.90%         0.50%        17.46%
               2011                             4,138,309        1.65       6,836,333           0.41%         0.50%        (7.78)%
               2010                             3,632,374        1.79       6,506,969           0.93%         0.50%        14.21%
               2009                             3,453,248        1.57       5,416,221           1.59%         0.50%        26.26%
               2008                             3,813,601        1.24       4,737,444           0.26%         0.50%       (42.44)%
Ivy Funds VIP International Value
               2012                            33,311,802        4.42     147,348,003           2.33%         0.50%        12.76%
               2011                            35,607,995        3.92     139,680,464           1.55%         0.50%       (14.31)%
               2010                            38,366,212        4.58     175,640,446           1.37%         0.50%        13.52%
               2009                            41,826,215        4.03     168,669,429           3.57%         0.50%        36.28%
               2008                            44,068,793        2.96     130,399,848           0.51%         0.50%       (42.55)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Ivy Funds VIP Micro-Cap Growth
               2012                             6,373,144        2.49 $    15,883,055           0.00%         0.50%        11.28%
               2011                             6,904,768        2.24      15,463,227           0.00%         0.50%        (7.48)%
               2010                             7,771,701        2.42      18,810,862           0.00%         0.50%        40.15%
               2009                             8,504,365        1.73      14,686,904           0.00%         0.50%        40.58%
               2008                             8,992,158        1.23      11,046,335           0.00%         0.50%       (48.30)%
Ivy Funds VIP Mid Cap Growth
               2012                             1,662,547        1.30       2,159,156           0.00%         0.50%        12.99%
               2011                               626,632        1.15         720,461           0.00%         0.50%        (1.05)%
             2010 (a)                              57,095        1.16          66,680           0.16%         0.50%        18.58%
Ivy Funds VIP Science & Technology
               2012                             3,078,511        2.49       7,659,474           0.00%         0.50%        27.19%
               2011                             3,170,533        1.96       6,202,018           0.00%         0.50%        (6.24)%
               2010                             3,226,035        2.09       6,730,318           0.00%         0.50%        12.19%
               2009                             3,868,285        1.86       7,193,241           0.00%         0.50%        43.12%
               2008                             3,552,268        1.30       4,615,331           0.00%         0.50%       (34.22)%
Ivy Funds VIP Small Cap Growth
               2012                            24,976,086        2.89      72,173,088           0.00%         0.50%         4.64%
               2011                            27,148,874        2.76      74,973,548           0.00%         0.50%       (11.05)%
               2010                            30,049,641        3.10      93,290,683           0.00%         0.50%        28.21%
               2009                            33,348,994        2.42      80,755,788           0.42%         0.50%        34.05%
               2008                            35,258,804        1.81      63,692,730           0.00%         0.50%       (39.48)%
Ivy Funds VIP Small Cap Value
               2012                            23,341,686        2.32      54,062,629           0.44%         0.50%        18.04%
               2011                            25,302,476        1.96      49,647,685           0.48%         0.50%       (13.22)%
               2010                            27,274,778        2.26      61,672,389           0.07%         0.50%        25.78%
               2009                            30,677,675        1.80      55,148,073           0.00%         0.50%        28.50%
               2008                            31,865,580        1.40      44,577,545           0.19%         0.50%       (26.50)%
Ivy Funds VIP Value
               2012                            17,692,762        3.02      53,409,393           1.32%         0.50%        18.29%
               2011                            19,206,467        2.55      49,015,588           0.75%         0.50%        (7.78)%
               2010                            21,086,419        2.77      58,352,182           0.90%         0.50%        18.12%
               2009                            23,989,913        2.34      56,205,278           2.07%         0.50%        26.01%
               2008                            25,846,418        1.86      48,055,609           0.25%         0.50%       (34.15)%
Janus Aspen Balanced
               2012                             3,374,258        1.96       6,597,679           2.59%         0.50%        12.81%
               2011                             3,148,015        1.73       5,456,455           2.34%         0.50%         0.85%
               2010                             3,068,732        1.72       5,274,184           2.61%         0.50%         7.58%
               2009                             2,750,402        1.60       4,394,002           2.91%         0.50%        24.96%
               2008                             1,781,404        1.28       2,277,582           2.59%         0.50%       (16.48)%
Janus Aspen Forty
               2012                            33,287,663        1.21      40,417,848           0.58%         0.50%        23.24%
               2011                            36,789,471        0.99      36,246,258           0.25%         0.50%        (7.40)%
               2010                            41,015,977        1.06      43,641,765           0.22%         0.50%         5.95%
               2009                            45,617,363        1.00      45,812,468           0.01%         0.50%        45.29%
               2008                            45,132,303        0.69      31,197,128           0.01%         0.50%       (44.59)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Janus Aspen Overseas
               2012                            46,388,969        1.44 $    66,978,333           0.61%         0.50%        12.62%
               2011                            51,916,451        1.28      66,561,798           0.38%         0.50%       (32.67)%
               2010                            54,061,965        1.90     102,951,653           0.55%         0.50%        24.39%
               2009                            54,705,957        1.53      83,748,771           0.41%         0.50%        78.18%
               2008                            53,825,177        0.86      46,246,029           1.09%         0.50%       (52.47)%
Janus Aspen Mid Cap Value
               2012                             1,935,477        1.11       2,148,679           0.92%         0.50%        10.23%
               2011                             1,056,896        1.01       1,064,351           0.67%         0.50%        (3.47)%
             2010 (a)                             477,709        1.04         498,366           0.73%         0.50%         6.08%
MFS Investors Growth Stock
               2012                             6,965,993        1.72      11,982,708           0.22%         0.50%        16.10%
               2011                             6,230,438        1.48       9,231,262           0.27%         0.50%        (0.13)%
               2010                             5,604,350        1.48       8,314,420           0.27%         0.50%        11.59%
               2009                             5,108,442        1.33       6,791,445           0.38%         0.50%        38.40%
               2008                             3,341,338        0.96       3,209,632           0.25%         0.50%       (37.30)%
MFS Mid Cap Growth
               2012                               732,291        1.56       1,141,668           0.00%         0.50%        15.84%
               2011                               721,519        1.35         971,048           0.00%         0.50%        (6.63)%
               2010                               744,081        1.44       1,072,539           0.00%         0.50%        28.56%
               2009                               623,092        1.12         698,619           0.00%         0.50%        40.54%
               2008                               555,540        0.80         443,186           0.00%         0.50%       (51.84)%
MFS New Discovery
               2012                             4,636,841        2.29      10,614,710           0.00%         0.50%        20.29%
               2011                             4,898,108        1.90       9,320,815           0.00%         0.50%       (10.94)%
               2010                             5,496,516        2.14      11,743,394           0.00%         0.50%        35.26%
               2009                             6,448,693        1.58      10,185,023           0.00%         0.50%        62.11%
               2008                             6,341,942        0.97       6,178,881           0.00%         0.50%       (39.82)%
MFS Value
               2012                            22,217,125        1.97      43,793,196           1.41%         0.50%        15.30%
               2011                            23,481,650        1.71      40,142,656           1.29%         0.50%        (0.96)%
               2010                            23,378,357        1.73      40,354,213           1.30%         0.50%        10.66%
               2009                            22,569,062        1.56      35,203,968           1.18%         0.50%        21.84%
               2008                            17,869,032        1.28      22,876,467           0.98%         0.50%       (33.08)%
Neuberger AMT Socially Responsive
               2012                               308,396        1.15         355,544           0.09%         0.50%        10.19%
               2011                               354,555        1.05         370,943           0.39%         0.50%        (3.64)%
             2010 (a)                              16,233        1.09          17,620           0.03%         0.50%         9.70%
Oppenheimer Capital Appreciation
               2012                             2,183,311        1.56       3,403,011           0.39%         0.50%        13.24%
               2011                             2,598,199        1.38       3,576,223           0.11%         0.50%        (1.87)%
               2010                             2,844,516        1.40       3,989,657           0.00%         0.50%         8.60%
               2009                             3,416,748        1.29       4,412,774           0.01%         0.50%        43.43%
               2008                             4,098,352        0.90       3,690,268           0.00%         0.50%       (45.93)%
Oppenheimer Global Strategic
 Income
               2012                            22,183,643        0.44       9,819,561          16.42%         0.50%        13.99%
               2011                            23,942,155        0.39       9,296,400           8.67%         0.50%        (3.04)%
               2010                            24,661,108        0.40       9,876,085           5.97%         0.50%        13.87%
               2009                            26,604,474        0.35       9,356,726           0.00%         0.50%        25.32%
               2008                            14,704,473        0.28       4,125,778           6.85%         0.50%       (78.68)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Oppenheimer Main Street Small Cap
               2012                               222,772        1.20 $       267,463           0.36%         0.50%        17.08%
               2011                               150,074        1.03         153,892           0.27%         0.50%        (2.87)%
             2010 (a)                              71,859        1.06          75,866           0.00%         0.50%         8.33%
Oppenheimer International Growth
               2012                             4,340,949        2.84      12,346,297           1.14%         0.50%        21.07%
               2011                             4,291,559        2.35      10,081,267           0.72%         0.50%        (8.07)%
               2010                             4,941,163        2.56      12,626,264           1.01%         0.50%        14.04%
               2009                             4,960,352        2.24      11,114,404           1.15%         0.50%        38.36%
               2008                             5,109,852        1.62       8,274,845           0.76%         0.50%       (43.36)%
PIMCO Funds VIT Low Duration
               2012                             5,938,613        1.08       6,428,276           1.80%         0.50%         5.22%
               2011                             3,516,215        1.03       3,617,353           1.56%         0.50%         0.51%
             2010 (a)                           1,328,787        1.02       1,360,177           1.20%         0.50%         2.25%
PIMCO Funds VIT Total Return
               2012                            14,887,889        1.17      17,380,795           2.47%         0.50%         8.95%
               2011                             9,896,791        1.07      10,604,859           2.56%         0.50%         2.99%
             2010 (a)                           4,656,559        1.04       4,844,897           1.60%         0.50%         3.84%
Putnam VT Growth and Income
               2012                               331,328        1.56         516,812           1.81%         0.50%        18.54%
               2011                               383,874        1.32         505,109           1.24%         0.50%        (5.12)%
               2010                               406,778        1.39         564,100           1.55%         0.50%        13.81%
               2009                               425,818        1.22         518,863           2.65%         0.50%        29.16%
               2008                               449,691        0.94         424,226           2.28%         0.50%       (39.00)%
Putnam VT International Equity
               2012                             3,205,550        1.71       5,494,268           2.18%         0.50%        21.31%
               2011                             3,323,321        1.41       4,694,740           3.29%         0.50%       (17.35)%
               2010                             3,647,181        1.71       6,233,581           3.49%         0.50%         9.48%
               2009                             3,864,338        1.56       6,032,981           0.00%         0.50%        24.01%
               2008                             3,834,703        1.26       4,827,502           2.08%         0.50%       (44.23)%
Putnam VT Multi Cap Growth
               2012                               162,375        1.77         287,489           0.23%         0.50%        16.18%
               2011                               158,630        1.52         241,751           0.26%         0.50%        (5.56)%
               2010                               159,380        1.61         257,184           0.34%         0.50%        18.96%
               2009                               183,958        1.36         249,528           0.36%         0.50%        31.48%
               2008                               169,101        1.03         174,459           0.00%         0.50%       (39.05)%
Putnam VT Equity Income
               2012                             2,507,584        1.64       4,104,735           2.33%         0.50%        18.71%
               2011                             2,132,060        1.38       2,940,332           1.71%         0.50%         1.41%
               2010                             1,800,124        1.36       2,448,267           1.95%         0.50%        12.05%
               2009                             1,874,862        1.21       2,275,723           3.74%         0.50%        28.55%
               2008                             2,012,597        0.94       1,898,970           1.87%         0.50%       (45.03)%
Putnam VT Voyager
               2012                             1,162,107        1.63       1,897,465           0.35%         0.50%        13.66%
               2011                             1,465,838        1.44       2,105,785           0.00%         0.50%       (18.26)%
               2010                             1,217,787        1.76       2,140,175           1.15%         0.50%        20.20%
               2009                               872,219        1.46       1,275,306           0.51%         0.50%        63.08%
               2008                               412,653        0.90         369,976           0.00%         0.50%       (37.35)%

                                                                     (Continued)

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                       ---------------------------------------------- ------------------------------------------
                                                                                       INVESTMENT
                                              UNITS        UNIT FAIR      NET            INCOME         EXPENSE         TOTAL
                                           OUTSTANDING       VALUE       ASSETS          RATIO*         RATIO**       RETURN***
                                       ------------------ ----------- --------------- --------------  ------------  ------------
Morgan Stanley UIF Emerging Markets
 Equity
               2012                             2,127,400        1.12 $     2,373,274           0.00%         0.50%        19.24%
               2011                               682,463        0.94         638,499           0.38%         0.50%       (18.64)%
             2010 (a)                             304,066        1.15         349,684           0.19%         0.50%        15.43%

----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

     (a) For the period from April 30, 2010 (Commencement of operations) to December 31, 2010.

     (b) For the period from April 28, 2011 (Commencement of operations) to December 31, 2011.

     (c) As discussed in Note 1 to the financial statements, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise during 2012.

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through April 10, 2013, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2012, 2011 AND 2010

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 4 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of Accounting Standards Update No. 2010-26, FINANCIAL SERVICES - INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS, as of January 1, 2012.


/s/ KPMG LLP


Minneapolis, Minnesota
March 6, 2013

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED BALANCE SHEETS
                        DECEMBER 31, 2012 AND 2011
                              (IN THOUSANDS)

ASSETS                                                                            2012              2011
                                                                            --------------    --------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,134,588
      and $9,301,196)                                                        $ 11,155,562      $ 10,063,416
    Equity securities, at fair value (cost $271,869 and $178,197)                 317,272           203,939
    Mortgage loans, net                                                         1,538,502         1,417,147
    Finance receivables, net                                                      236,762           215,899
    Policy loans                                                                  352,756           350,863
    Alternative investments (cost $424,367 and $390,674)                          494,890           447,351
    Fixed maturity securities on loan, at fair value
      (amortized cost $43,649 and $63,917)                                         47,560            66,226
    Equity securities on loan, at fair value (cost $4,789 and $4,968)               5,692             6,937
    Derivative instruments                                                        195,693           117,306
    Other invested assets                                                          75,409           211,561
                                                                            --------------    --------------
      Total investments                                                        14,420,098        13,100,645

    Cash and cash equivalents                                                     268,990           308,034
    Securities held as collateral                                                  28,241            43,892
    Deferred policy acquisition costs                                             685,217           694,747
    Accrued investment income                                                     121,967           117,096
    Premiums and fees receivable                                                  202,160           180,354
    Property and equipment, net                                                    82,339            79,592
    Reinsurance recoverables                                                    1,025,915           955,076
    Goodwill and intangible assets, net                                            45,825            43,723
    Other assets                                                                   83,016            97,414
    Separate account assets                                                    14,373,479        12,541,363
                                                                            --------------    --------------
         Total assets                                                        $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                     $  7,690,938      $  7,138,162
    Future policy and contract benefits                                         3,014,902         2,920,649
    Pending policy and contract claims                                            421,875           349,475
    Other policyholder funds                                                      922,453           771,639
    Policyholder dividends payable                                                 34,013            36,945
    Unearned premiums and fees                                                    208,183           171,691
    Pension and other postretirement benefits                                      20,023            19,689
    Income tax liability:
       Current                                                                      7,326            37,301
       Deferred                                                                   354,530           271,164
    Securities in transit                                                          74,674            39,130
    Accrued commissions and expenses                                              167,831           149,424
    Other liabilities                                                             282,336           427,197
    Short-term debt                                                                50,000            50,000
    Long-term debt                                                                268,000           120,000
    Securities lending collateral                                                  40,740            60,770
    Separate account liabilities                                               14,373,479        12,541,363
                                                                            --------------    --------------
      Total liabilities                                                        27,931,303        25,104,599
                                                                            --------------    --------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                       5,000             5,000
 Additional paid in capital                                                       179,522           179,522
 Accumulated other comprehensive income                                           492,466           381,951
 Retained earnings                                                              2,728,956         2,490,864
                                                                            --------------    --------------
      Total stockholder's equity                                                3,405,944         3,057,337
                                                                            --------------    --------------
         Total liabilities and stockholder's equity                          $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                               (IN THOUSANDS)

                                                                             2012             2011              2010
                                                                       -------------    -------------    --------------

Revenues:

  Premiums                                                              $ 1,663,828      $ 1,541,999      $  1,433,088
  Policy and contract fees                                                  554,007          535,352           523,120
  Net investment income                                                     629,333          618,124           585,956
  Net realized investment gains
    Other-than-temporary-impairments on fixed maturity securities              (287)          (6,707)          (31,862)
    Other-than-temporary-impairments on fixed maturity securities
     transferred to other comprehensive income                                    -            1,169             9,608
    Other net realized investment gains                                      83,016           57,113            63,175
                                                                       -------------    -------------    --------------
     Total net realized investment gains                                     82,729           51,575            40,921
  Finance charge income                                                      70,851           64,691            58,059
  Commission income                                                         118,742          103,426            91,181
  Other income                                                               31,219           30,546            31,178
                                                                       -------------    -------------    --------------
     Total revenues                                                       3,150,709        2,945,713         2,763,503
                                                                       -------------    -------------    --------------

Benefits and expenses:

  Policyholder benefits                                                   1,626,322        1,533,956         1,469,524
  Interest credited to policies and contracts                               353,976          344,290           331,073
  General operating expenses                                                577,793          534,822           503,563
  Commissions                                                               253,255          232,404           230,629
  Administrative and sponsorship fees                                        53,219           60,142            62,319
  Dividends to policyholders                                                  7,679            8,637             9,475
  Interest expense                                                            9,821           10,025            10,184
  Amortization of deferred policy acquisition costs                         180,467          169,181           184,533
  Capitalization of policy acquisition costs                               (254,022)        (236,356)         (254,451)
                                                                       -------------    -------------    --------------
     Total benefits and expenses                                          2,808,510        2,657,101         2,546,849
                                                                       -------------    -------------    --------------
       Income from operations before taxes                                  342,199          288,612           216,654

Income tax expense:
    Current                                                                  86,495           56,455            51,991
    Deferred                                                                 17,612           28,470             2,089
                                                                       -------------    -------------    --------------
     Total income tax expense                                               104,107           84,925            54,080
                                                                       -------------    -------------    --------------
       Net income                                                       $   238,092      $   203,687      $    162,574
                                                                       =============    =============    ==============



Other comprehensive income, before tax:
  Unrealized holding gains on securities arising during the period      $   351,867      $   319,525      $    355,634
  Less: Reclassification adjustment for gains included in net income        (72,034)         (67,167)          (33,341)
  Unrealized gains (losses) on securities - other than temporary
   impairments                                                               17,222           30,660            97,996
  Adjustment to deferred policy acquisition costs                           (89,533)         (99,889)          (82,651)
  Adjustment to reserves                                                    (44,051)         (72,822)          (14,903)
  Adjustment to unearned policy and contract fees                             9,761           57,267            25,924
  Adjustment to pension and other retirement plans                           (1,438)          (9,688)          (27,697)
                                                                       -------------    -------------    --------------
    Other comprehensive income, before tax                                  171,794          157,886           320,962
    Income tax expense related to items of other comprehensive income       (61,279)         (54,850)         (113,686)
                                                                       -------------    -------------    --------------
      Other comprehensive income, net of tax                                110,515          103,036           207,276
                                                                       -------------    -------------    --------------
       Total comprehensive income                                       $   348,607      $   306,723      $    369,850
                                                                       =============    =============    ==============








See accompanying notes to consolidated financial statements.

         MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
            YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                          (IN THOUSANDS)

                                                                          ACCUMULATED
                                                        ADDITIONAL           OTHER                         TOTAL
                                         COMMON           PAID IN        COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                         STOCK            CAPITAL        INCOME (LOSS)     EARNINGS       EQUITY
                                      -------------   --------------   ----------------  -----------   -------------

2010:
  Balance, beginning of year as
   previously reported                 $     5,000     $    179,522     $   (34,306)    $ 2,244,117     $ 2,394,333

     Change in accounting principle              -                -           7,664        (108,514)       (100,850)
                                      -------------   --------------   -------------   -------------   -------------

  Balance, beginning of year as
   adjusted                                  5,000          179,522         (26,642)      2,135,603       2,293,483

     Comprehensive income:
       Net income                                -                -               -         162,574         162,574
       Other comprehensive income                -                -         207,276               -         207,276
                                                                                                       -------------
         Total comprehensive income                                                                         369,850

     Transfer of benefit plans to
      parent company                             -                -          98,281               -          98,281

     Dividends to stockholder                    -                -               -         (11,000)        (11,000)
                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614
                                      =============   ==============   =============   =============   =============

2011:
  Balance, beginning of year           $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614

     Comprehensive income:
       Net income                                -                -               -         203,687         203,687
       Other comprehensive income                -                -         103,036               -         103,036
                                                                                                       -------------
         Total comprehensive income                                                                         306,723

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337
                                      =============   ==============   =============   =============   =============

2012:
  Balance, beginning of year           $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337

     Comprehensive income:
       Net income                                -                -               -         238,092         238,092
       Other comprehensive income                -                -         110,515               -         110,515
                                                                                                       -------------
         Total comprehensive income                                                                         348,607

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   492,466     $ 2,728,956     $ 3,405,944
                                      =============   ==============   =============   =============   =============







See accompanying notes to consolidated financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF CASH FLOWS
              YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                           (IN THOUSANDS)


CASH FLOWS FROM OPERATING ACTIVITIES                               2012              2011             2010
                                                              -------------    --------------    -------------

Net income                                                     $   238,092      $    203,687      $   162,574
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts           273,272           278,048          282,090
    Fees deducted from policy and contract balances               (394,293)         (385,411)        (369,059)
    Change in future policy benefits                                65,510            82,457           89,764
    Change in other policyholder liabilities, net                  141,129            95,550          119,947
    Amortization of deferred policy acquisition costs              180,467           169,181          184,533
    Capitalization of policy acquisition costs                    (254,022)         (236,356)        (254,451)
    Change in premiums and fees receivable                         (20,386)          (13,552)           3,589
    Deferred tax provision                                          17,612            28,470            5,611
    Change in income tax liabilities - current                     (30,188)           (7,086)          48,361
    Net realized investment gains                                  (82,729)          (51,575)         (40,921)
    Change in reinsurance recoverables                             (67,689)          (50,721)         (38,537)
    Other, net                                                    (114,481)          191,953           17,099
                                                              -------------    --------------    -------------
        Net cash provided by (used for) operating activities       (47,706)          304,645          210,600
                                                              -------------    --------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                     2,511,574         2,460,836        2,512,147
   Equity securities                                               118,434           116,027          181,367
   Alternative investments                                          85,957           164,218           64,942
   Derivative instruments                                          210,393           379,135          176,461
   Other invested assets                                            11,970             7,103            1,043
Proceeds from maturities and repayments of:
   Fixed maturity securities                                       920,428           851,157          843,350
   Mortgage loans                                                  157,892           126,268           77,478
Purchases and originations of:
   Fixed maturity securities                                    (4,137,220)       (3,870,310)      (4,133,892)
   Equity securities                                              (197,096)         (106,974)         (87,511)
   Mortgage loans                                                 (287,442)         (276,558)        (105,237)
   Alternative investments                                         (91,969)          (68,671)         (62,278)
   Derivative instruments                                         (259,027)         (305,437)        (265,575)
   Other invested assets                                           (10,062)           (4,363)            (324)
Finance receivable originations or purchases                      (174,796)         (160,025)        (140,157)
Finance receivable principal payments                              145,441           133,449          124,371
Securities in transit                                              177,441          (261,399)          71,285
Other, net                                                        (100,732)          (54,604)         (47,654)
                                                              -------------    --------------    -------------
        Net cash used for investing activities                    (918,814)         (870,148)        (790,184)
                                                              -------------    --------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts             2,974,152         2,842,495        2,605,466
Withdrawals from annuity and insurance contracts                (2,203,911)       (2,364,401)      (1,994,110)
Change in amounts drawn in excess of cash balances                  10,047              (980)           3,486
Proceeds from issuance of short-term debt                           84,000                 -                -
Payment on short-term debt                                         (84,000)                -                -
Proceeds from issuance of long-term debt                           150,000                 -                -
Payment on long-term debt                                           (2,000)                -           (5,000)
Dividends paid to stockholder                                            -                 -          (11,000)
Other, net                                                            (812)           60,102           (8,419)
                                                              -------------    --------------    -------------
        Net cash provided by financing activities                  927,476           537,216          590,423
                                                              -------------    --------------    -------------

Net increase (decrease) in cash and cash equivalents               (39,044)          (28,287)          10,839
Cash and cash equivalents, beginning of year                       308,034           336,321          325,482
                                                              -------------    --------------    -------------
Cash and cash equivalents, end of year                         $   268,990      $    308,034      $   336,321
                                                              =============    ==============    =============





See accompanying notes to consolidated financial statements.

             MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      DECEMBER 31, 2012, 2011 AND 2010
                             (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                         2012               2011               2010
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      629,501     $      567,807     $      541,514
    Financial Institution Group                                            389,629            345,279            310,955
    Group Insurance                                                      1,478,486          1,364,200          1,274,692
    Retirement                                                             458,900            479,702            481,696
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    2,956,516          2,756,988          2,608,857
    Subsidiaries and corporate product line                                194,193            188,725            154,646
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,150,709     $    2,945,713     $    2,763,503
                                                                    ===============    ===============    ===============


 The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income. During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT
       INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or realized gains and losses based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2012 and 2011, the Company had $4,755 and $5,200, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,615 and $20,550 at December 31, 2012 and 2011, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2012 and 2011 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2012 and 2011 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations and comprehensive income.

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2012 or 2011.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income.

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2012 and 2011, the fair value of these investments included within equity securities on the consolidated balance sheets was $38,032 and $32,367, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio is primarily comprised of smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 125 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2012 and 2011. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Balance at beginning of year                                                        $       11,851     $       11,415
Capitalization                                                                               3,826              3,105
Amortization and interest                                                                   (1,918)            (1,824)
Adjustment for unrealized losses                                                               203               (845)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       13,962     $       11,851
                                                                                    ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, a qualitative assessment of goodwill was not permitted and goodwill was tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $45,369 and $43,983 as of December 31, 2012 and 2011, respectively, and amortized software expense of $17,172, $16,290 and $15,000 for the years ended December 31, 2012, 2011 and
 2010, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $138,864 and $132,594 at December 31, 2012 and 2011, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2012, 2011 and 2010, was $9,679, $9,386, and $10,016, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2012, the Company has assumed an average rate of investment yields ranging from 3.76% to 5.07%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2012 and 2011, the total participating business in force was $2,319,864 and $2,123,217, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2012 and 2011.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

    RECLASSIFICATIONS

 Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

(3) RISKS

 The  following  is  a  description  of  certain  significant  risks facing the
 Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

   The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2012, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

 In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 was effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

 In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):
 Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company's adoption of a continuous statement approach did not have a material impact to the Company's consolidated results of operations and financial position.

 In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements (Topic 820):
 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2011-04 and has provided the required disclosures in note 5.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

 In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

 In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of successful contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 was effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. The impact of the adoption of ASU 2010-26 was a reduction to total stockholder's equity as of January 1, 2010 of $100,850.

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements:

                                                                               DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ASSETS
------
Deferred policy acquisition costs                            $      852,729     $     (157,982)     $      694,747

LIABILITIES
-----------
Deferred income tax liability                                       326,344            (55,180)            271,164
Other liabilities                                                   427,522               (325)            427,197

STOCKHOLDER'S EQUITY
--------------------

Accumulated other comprehensive income                              369,541             12,410             381,951
Retained earnings                                                 2,605,751           (114,887)          2,490,864


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       30,643     $          (97)     $       30,546

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   203,755            (34,574)            169,181
Capitalization of policy acquisition costs                         (272,382)            36,026            (236,356)
  Income from operations before taxes                               290,161             (1,549)            288,612

INCOME TAX EXPENSE
------------------

  Deferred                                                           29,012               (542)             28,470
     Net income                                                     204,694             (1,007)            203,687
       Other comprehensive income                                    98,988              4,048             103,036
         Total comprehensive income                                 303,682              3,041             306,723



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       31,287     $         (109)     $       31,178

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   214,539            (30,006)            184,533
Capitalization of policy acquisition costs                         (292,604)            38,153            (254,451)
  Income from operations before taxes                               224,910             (8,256)            216,654

INCOME TAX EXPENSE
------------------
  Deferred                                                            4,979             (2,890)              2,089
     Net income                                                     167,940             (5,366)            162,574
       Other comprehensive income                                   206,578                698             207,276
         Total comprehensive income                                 374,518             (4,668)            369,850

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):

                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      270,553     $        8,362      $      278,915
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                                369,541             12,410             381,951

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,401,057           (113,880)          2,287,177
  Net income                                                        204,694             (1,007)            203,687
 Balance, end of year                                             2,605,751           (114,887)          2,490,864

TOTAL STOCKHOLDER'S EQUTIY
--------------------------
Balance, beginning of year                                        2,856,132           (105,518)          2,750,614
  Net income                                                        204,694             (1,007)            203,687
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                              3,159,814           (102,477)          3,057,337


                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      (34,306)    $        7,664       $     (26,642)
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                                270,553              8,362             278,915

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,244,117           (108,514)          2,135,603
  Net income                                                        167,940             (5,366)            162,574
 Balance, end of year                                             2,401,057           (113,880)          2,287,177

TOTAL STOCKHOLDER'S EQUITY
--------------------------
Balance, beginning of year                                        2,394,333           (100,850)          2,293,483
  Net income                                                        167,940             (5,366)            162,574
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                              2,856,132           (105,518)          2,750,614


 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      204,694      $      (1,007)     $      203,687
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              203,755            (34,574)            169,181
     Capitalization of policy acquisition costs                    (272,382)            36,026            (236,356)
     Deferred tax provision                                          29,012               (542)             28,470
     Other, net                                                     191,856                 97             191,953



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      167,940      $      (5,366)     $      162,574
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              214,539            (30,006)            184,533
     Capitalization of policy acquisition costs                    (292,604)            38,153            (254,451)
     Deferred tax provision                                           8,501             (2,890)              5,611
     Other, net                                                      16,990                109              17,099

 In   July  2010,  the  FASB  issued  ASU  2010-20,  Receivables  (Topic  310):
 Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

 In April 2010, the FASB issued ASU 2010-15, Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

 In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to the separation of the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2010. The Company adopted the required disclosure provisions of this new guidance effective January 1, 2011 which is included within note 5 and 11.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    387,852      $          -     $          -      $    387,852
  Agencies not backed by the full faith and
   credit of the U.S. government                               -           194,560            4,648           199,208
  Foreign government securities                                -            57,504                -            57,504
  Corporate securities                                         -         6,020,295        1,070,286         7,090,581
  Asset-backed securities                                      -           331,855          147,988           479,843
  Commercial mortgage-backed securities (CMBS)                 -         1,098,174           17,809         1,115,983
  Residential mortgage-backed securities (RMBS)                -         1,821,944            2,647         1,824,591
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            387,852         9,524,332        1,243,378        11,155,562
Equity securities, available-for-sale                    317,084                 -              188           317,272
Fixed maturity securities on loan:
  U.S. government securities                               9,144                 -                -             9,144
  Corporate securities                                         -            30,699                -            30,699
  Asset-backed securities                                      -                 -            7,717             7,717
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan                9,144            30,699            7,717            47,560
Equity securities on loan                                  5,692                 -                -             5,692
Derivative instruments:
  TBA derivative instruments                                   -            48,161                -            48,161
  Other derivative instruments                                12           147,520                -           147,532
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              12           195,681                -           195,693
                                                    --------------    -------------    --------------    -------------
          Total investments                              719,784         9,750,712        1,251,283        11,721,779
Cash equivalents                                         201,699                50                -           201,749
Securities held as collateral                              9,052            19,189                -            28,241
Separate account assets (1)                           14,198,164           174,869              446        14,373,479
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 15,128,699      $  9,944,820     $  1,251,729      $ 26,325,248
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     58,942      $     58,942
Future policy and contract benefits (2)                        -                 -           60,284            60,284
Derivative instruments                                         4            13,717                -            13,721
Securities lending collateral                              9,052            31,688                -            40,740
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $      9,056      $     45,405     $    119,226      $    173,687
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.
  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    176,608      $          -     $          -      $    176,608
  Agencies not backed by the full faith and
   credit of the U.S. government                               -            93,947            6,883           100,830
  Foreign government securities                                -            54,066                -            54,066
  Corporate securities                                         -         5,296,134          804,515         6,100,649
  Asset-backed securities                                      -           348,460          132,336           480,796
  CMBS                                                         -           942,354               11           942,365
  RMBS                                                         -         2,207,075            1,027         2,208,102
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            176,608         8,942,036          944,772        10,063,416
Equity securities, available-for-sale                    203,936                 -                3           203,939
Fixed maturity securities on loan:
  U.S. government securities                              53,350                 -                -            53,350
  Corporate securities                                         -            12,876                -            12,876
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan               53,350            12,876                -            66,226
Equity securities on loan                                  6,937                 -                -             6,937
Derivative instruments:
  TBA derivative instruments                                   -            30,433                -            30,433
  Other derivative instruments                                10            86,863                -            86,873
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              10           117,296                -           117,306
                                                    --------------    -------------    --------------    -------------
          Total investments                              440,841         9,072,208          944,775        10,457,824
Cash equivalents                                         247,470             1,350                -           248,820
Securities held as collateral                             23,001            20,891                -            43,892
Separate account assets (1)                           12,056,550           484,813                -        12,541,363
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 12,767,862      $  9,579,262     $    944,775      $ 23,291,899
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     35,469      $     35,469
Future policy and contract benefits (2)                        -                 -           81,183            81,183
Derivative instruments                                       105             9,779                -             9,884
Securities lending collateral                             23,001            37,769                -            60,770
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $     23,106      $     47,548     $    116,652      $    187,306
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.

  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above. As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:



                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------

 Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   6,883     $      -       $   (235)       $      -      $     -       $   (2,000)   $    4,648
   Corporate securities       804,515            52        27,931          45,541            -          192,247     1,070,286
   Asset-backed securities    132,336            -          1,812          20,645       (3,601)          (3,204)      147,988
   CMBS                            11           457         2,064          19,523            -           (4,246)       17,809
   RMBS                         1,027          (259)          830              22            -            1,027         2,647
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              944,772           250        32,402          85,731       (3,601)         183,824     1,243,378
Equity securities,
   available-for-sale               3             3            28               -            -              154           188
Fixed maturity securities,
  on loan:
   Asset-backed securities          -            -            533           7,753            -             (569)        7,717
Separate account assets             -            -           (117)            381            -              182           446
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 944,775     $     253     $  32,846        $ 93,865      $(3,601)      $  183,591    $1,251,729
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
  Agencies not backed by the full faith and
   credit of the U.S. government                $           -      $           -       $     (2,000)     $     (2,000)
  Corporate securities                                264,494               (902)           (71,345)          192,247
  Asset-backed securities                              28,471                  -            (31,675)           (3,204)
  CMBS                                                    202               (631)            (3,817)           (4,246)
  RMBS                                                  2,179               (395)              (757)            1,027
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                               295,346             (1,928)          (109,594)          183,824
Equity securities, available-for-sale                     157                 (3)                 -               154
Fixed maturity securities, on loan:
   Asset-backed securities                                105                  -               (674)             (569)
Separate account assets                                   182                  -                  -               182
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $     295,790      $      (1,931)      $   (110,268)    $     183,591
                                                ===============    ==============     ==============    ==============

 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the year ended December 31, 2012.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   7,064      $      -      $   (181)       $      -      $      -     $        -     $   6,883
   Corporate securities       809,213            99         8,495          14,513             -        (27,805)      804,515
   Asset-backed securities    167,659             5        (1,323)              -        (9,176)       (24,829)      132,336
   CMBS                            27             -            (1)              -             -            (15)           11
   RMBS                         2,466          (167)        1,122               -             -         (2,394)        1,027
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              986,429           (63)        8,112          14,513        (9,176)       (55,043)      944,772
Equity securities,
   available-for-sale               4             4            (1)              -             -             (4)            3
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 986,433      $    (59)    $   8,111        $ 14,513       $(9,176)    $  (55,047)    $ 944,775
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
   Corporate securities                         $      75,300      $     (3,686)      $    (99,419)     $    (27,805)
   Asset-backed securities                                806              (275)           (25,360)          (24,829)
   CMBS                                                     -                  -               (15)              (15)
   RMBS                                                   144            (1,840)              (698)           (2,394)
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                                76,250            (5,801)          (125,492)          (55,043)

Equity securities, available-for-sale                       -                (4)                  -               (4)
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $      76,250      $     (5,805)      $   (125,492)     $    (55,047)
                                                ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

 There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2012 and 2011.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances         $   35,469    $  23,473     $        -        $      -      $      -     $        -     $  58,942
Future policy and contract
   benefits                     81,183      (20,597)             -               -             -           (302)       60,284
     Total financial        -----------   ----------    -------------    ----------    ---------    ------------   ----------
     liabilities            $  116,652    $   2,876     $        -        $      -      $      -     $     (302)    $ 119,226
                            ===========   ==========    =============    ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances          $  35,301     $     168     $        -       $      -      $      -     $        -     $  35,469
Future policy and contract
   benefits                     20,577        60,999              -              -             -           (393)       81,183
     Total financial        -----------   ----------    -----------      ----------    ---------    ------------   ----------
     liabilities            $   55,878     $  61,167     $        -       $      -      $      -     $     (393)    $ 116,652
                            ===========   ==========    ===========      ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $(61,550) was included in net realized investment gains and $(228) was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                            RANGE
    LEVEL 3 INSTRUMENT          FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
---------------------------     -----------    -------------------------    -------------------     ---------------------
Fixed maturity securities,
  available-for sale:

   Agencies not backed by
    the full faith and
    credit of the U.S.                                                      Yield/spread to
    government                  $    4,648       Discounted cash flow       U.S. Treasuries (1)           63 bps

                                                                            Yield/spread to           90 bps - 479 bps
   Corporate securities          1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                            Yield/spread to           53 bps - 465 bps
   Asset-backed securities          85,041       Discounted cash flow       U.S. Treasuries              (165 bps)

Liabilities:


   Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   16%
     account balances           $   58,942      techniques                  Market volatility (6)          0% to   25%




   Future policy and                                                                                     1983a and
    contract benefits                           Discounted cash flow/       Mortality rates (2)      annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   15%
                                    60,284      techniques                  Utilization rates (4)          0% to  100%
                                                                            Withdrawal rates (5)           0% to    7%
                                                                            Market volatility (6)          0% to   23%
                                                                            Nonperformance
                                                                               risk spread (7)                0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the table above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    CORPORATE SECURITIES AND ASSET-BACKED SECURITIES

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      4,755      $      4,755
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      4,755      $      4,755
                                                    ==============    =============    ==============    =============

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      5,200      $      5,200
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      5,200      $      5,200
                                                    ==============    =============    ==============    =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.


                                                                    DECEMBER 31, 2012
                                   ------------------------------------------------------------------------------------
                                     CARRYING                                      FAIR
                                      VALUE                                       VALUE
                                   -------------    -------------------------------------------------------------------
                                      TOTAL            LEVEL 1          LEVEL 2           LEVEL 3            TOTAL
                                   -------------    --------------    -------------     -------------    --------------

Assets:
   Mortgage loans, net             $  1,538,502     $          -      $          -      $  1,621,871     $   1,621,871
   Policy loans                         352,756                -                 -           432,372           432,372
   Alternative investments              494,890                -                 -           494,890           494,890

Liabilities:
   Deferred annuities              $  2,566,965     $          -      $          -      $  2,719,308     $   2,719,308
   Annuity certain contracts             81,624                -                 -            91,152            91,152
   Other fund deposits                1,913,680                -                 -         1,925,248         1,925,248
   Supplementary contracts
     without life contingencies          72,361                -                 -            72,361            72,361
   Short-term debt                       50,000                -                 -            50,000            50,000
   Long-term debt                       268,000                -                 -           270,236           270,236



                                                                                            DECEMBER 31, 2011
                                                                                    ----------------------------------
                                                                                       CARRYING             FAIR
                                                                                        AMOUNT             VALUE
                                                                                    ---------------    ---------------
Assets:
   Mortgage loans, net                                                              $    1,417,147     $    1,501,620
   Policy loans                                                                            350,863            423,922
   Alternative investments                                                                 447,351            447,351

Liabilities:
   Deferred annuities                                                               $    2,570,574     $    2,721,392
   Annuity certain contracts                                                                88,612             95,741
   Other fund deposits                                                                   1,802,146          1,813,250
   Supplementary contracts
     without life contingencies                                                             65,576             65,576
Short-term debt                                                                             50,000             50,000
Long-term debt                                                                             120,000            122,351


 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for alternative investments approximate the assets' fair values. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2012 and 2011 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,203,122 and $10,129,642 at December 31, 2012 and 2011, respectively. Fixed maturity securities represent 77.7% and 77.3% of total invested assets at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011 publicly traded fixed maturity securities comprised 79.3% and 80.2%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,628,421 and $1,985,569 agency backed RMBS and $196,170 and $222,533 non-agency backed RMBS as of December 31, 2012 and 2011, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $322,964 and $210,876 as of December 31, 2012 and 2011, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:



                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2012                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    351,678     $    36,616     $        442     $          -    $    387,852
Agencies not backed by the full faith
 and credit of the U.S. government            189,441          11,209            1,442                -         199,208
Foreign government securities                  48,309           9,195                -                -          57,504
Corporate securities                        6,392,095         696,526            5,783           (7,743)      7,090,581
Asset-backed securities                       436,413          39,777              689           (4,342)        479,843
CMBS                                        1,029,303          74,369            2,322          (14,633)      1,115,983
RMBS                                        1,687,349         146,730            1,112            8,376       1,824,591
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                  10,134,588       1,014,422           11,790          (18,342)     11,155,562
Equity securities - unaffiliated              271,869          49,030            3,627                -         317,272
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $ 10,406,457     $ 1,063,452     $     15,417     $    (18,342)   $ 11,472,834
                                         =============    ============    =============    =============   =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.




                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2011                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    141,479     $    35,129     $          -     $          -    $    176,608
Agencies not backed by the full faith
 and credit of the U.S. government             95,331           5,706              207                -         100,830
Foreign government securities                  45,887           8,179                -                -          54,066
Corporate securities                        5,587,306         507,864            6,589          (12,068)      6,100,649
Asset-backed securities                       443,632          33,866            2,822           (6,120)        480,796
CMBS                                          900,498          41,653            3,771           (3,985)        942,365
RMBS                                        2,087,063         147,288            5,196           21,053       2,208,102
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                   9,301,196         779,685           18,585           (1,120)     10,063,416
Equity securities - unaffiliated              178,197          30,260            4,518                -         203,939
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $  9,479,393     $   809,945     $     23,103     $     (1,120)   $ 10,267,355
                                         =============    ============    =============    =============   =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2012                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $      9,151     $         6     $         13     $         -     $      9,144
Corporate securities                           27,376           3,323                -               -           30,699
Asset-backed securities                         7,122             595                -               -            7,717
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            43,649           3,924               13               -           47,560
Equity securities - unaffiliated                4,789             906                3               -            5,692
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     48,438     $     4,830     $         16     $         -     $     53,252
                                         =============    ============    =============    =============   =============


                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2011                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $     52,305     $     1,045     $          -     $         -     $     53,350
Corporate securities                           11,612           1,264                -               -           12,876
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            63,917           2,309                -               -           66,226
Equity securities - unaffiliated                4,968           1,996               27               -            6,937
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     68,885     $     4,305     $         27     $         -     $     73,163
                                         =============    ============    =============    =============   =============


 The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               AVAILABLE-FOR-SALE
                                                         AVAILABLE-FOR-SALE                    SECURITIES ON LOAN
                                                 -----------------------------------    ---------------------------------
                                                   AMORTIZED             FAIR             AMORTIZED            FAIR
                                                      COST               VALUE              COST              VALUE
                                                 ---------------    ----------------    --------------    ---------------
Due in one year or less                          $      322,458     $       331,569     $           -     $            -
Due after one year through five years                 2,337,094           2,559,437             6,678              7,161
Due after five years through ten years                3,287,502           3,708,310            27,337             29,918
Due after ten years                                   1,034,469           1,135,829             2,512              2,764
                                                 ---------------    ----------------    --------------    ---------------
                                                      6,981,523           7,735,145            36,527             39,843
Asset-backed and mortgage-backed
   securities                                         3,153,065           3,420,417             7,122              7,717
                                                 ---------------    ----------------    --------------    ---------------
      Total                                      $   10,134,588     $    11,155,562     $      43,649     $       47,560
                                                 ===============    ================    ==============    ===============

 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:



                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $ 160,563     $ 161,005     $       442     $       -     $       -     $          -
Agencies not backed by the full
 faith and credit of the U.S.
 government                            19,460        20,902           1,442             -             -                -
Corporate securities                  271,896       277,076           5,180         4,157         4,760              603
Asset-backed securities                 3,274         3,276               2        11,093        11,781              688
CMBS                                   78,921        79,345             424        34,998        37,526            2,528
RMBS                                   20,265        20,823             558        65,764        79,890           14,126
Equity securities - unaffiliated       59,607        61,951           2,344         4,417         5,700            1,283


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Agencies not backed by the full
 faith and credit of the U.S.
 government                         $  10,166     $  10,244     $        78     $   3,871     $   4,000     $        129
Corporate securities                  213,916       220,600           6,684         2,270         2,320               50
Asset-backed securities                58,900        61,048           2,148         9,622        10,572              950
CMBS                                   71,251        73,380           2,129        64,346        70,769            6,423
RMBS                                   34,581        35,668           1,087       126,700       155,385           28,685
Equity securities - unaffiliated       41,903        46,191           4,288           559           789              230

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $   3,854     $   3,867     $        13     $       -     $       -     $          -
Equity securities - unaffiliated          261           264               3             -             -                -


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Equity securities - unaffiliated    $     476     $     503     $        27     $       -     $       -     $          -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2012, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2012.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2012, 89.2% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2012, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2012, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.3% investment grade.

 Equity securities with unrealized losses at December 31, 2012 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2012 and 2011, fixed maturity securities and cash equivalents with a carrying value of $25,548 and $19,128, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,538,502 and $1,417,147 at December 31, 2012 and 2011, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Industrial                                                                          $      584,598     $      556,541
Office buildings                                                                           372,045            410,462
Retail facilities                                                                          323,974            226,595
Apartment                                                                                  167,751            149,182
Other                                                                                       90,134             74,367
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:


                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at beginning of year                                    $        4,130      $        3,700      $         100
      Addition to (release of) allowance                                  (330)              1,830              3,600
      Write-downs, net of recoveries                                         -              (1,400)                 -
                                                                ---------------     ---------------     --------------
Balance at end of year                                          $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============

End of year valuation allowance basis:
      Specific allowance                                        $        1,221      $        1,035      $           -
      General allowance                                                  2,579               3,095              3,700
                                                                ---------------     ---------------     --------------
Total valuation allowance                                       $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============


 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2012. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2012.

 As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, the Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011.

 As of December 31, 2012, the Company did not have any delinquent mortgage loans.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:



                                                                                         2012               2011
                                                                                    ---------------    ---------------
Performing mortgage loans                                                           $    1,538,502     $    1,408,727
Nonperforming mortgage loans                                                                     -              8,420
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 The two loans classified as nonperforming mortgage loans at December 31, 2011 were held in the industrial and office buildings classes.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                      2012                2011                2010
                                                                  --------------     --------------- --- ---------------

Number of properties acquired                                                 2                   2                   2
Carrying value of mortgage loans prior to real estate
   acquisition                                                    $       8,420      $        8,065      $       11,544


Loss recognized upon acquisition in satisfaction of debt                      -             (2,865)             (3,144)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:



                                                         DECEMBER 31, 2012                     DECEMBER 31, 2011
                                                 ----------------------------------    ----------------------------------
                                                    CARRYING           PERCENT            CARRYING           PERCENT
                                                     VALUE             OF TOTAL            VALUE             OF TOTAL
                                                 ---------------    ---------------    ---------------    ---------------
Alternative investments
    Private equity funds                         $      289,248              58.5%     $      269,161              60.2%
    Mezzanine debt funds                                202,033              40.8%            174,594              39.0%
    Hedge funds                                           3,609               0.7%              3,596               0.8%
                                                 ---------------    ---------------    ---------------    ---------------
          Total alternative investments          $      494,890             100.0%     $      447,351             100.0%
                                                 ===============    ===============    ===============    ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:



                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Fixed maturity securities                                        $      514,058     $      504,157     $      476,702
Equity securities                                                         9,493              8,131              9,525
Mortgage loans                                                           88,753             84,450             76,925
Policy loans                                                             24,513             24,600             24,649
Cash equivalents                                                             11                 86                379
Alternative investments                                                  11,548             13,948             13,052
Derivative instruments                                                       23                627                231
Other invested assets                                                     2,198              2,868              2,714
                                                                 ---------------    ---------------    ---------------
   Gross investment income                                              650,597            638,867            604,177
Investment expenses                                                     (21,264)           (20,743)           (18,221)
                                                                 ---------------    ---------------    ---------------
   Total                                                         $      629,333     $      618,124     $      585,956
                                                                 ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS

 Net realized investment gains for the years ended December 31 were as follows:



                                                                     2012               2011               2010
                                                                ---------------    ---------------     --------------
Fixed maturity securities                                       $       37,112     $       20,734      $       2,477
Equity securities                                                       10,741              6,546             29,502
Mortgage loans                                                             215             (4,138)            (6,803)
Alternative investments                                                 26,249             39,886              1,362
Derivative instruments                                                   9,015            (10,518)            10,087
Other invested assets                                                     (723)            (1,823)              (207)
Securities held as collateral                                              120                888              4,503
                                                                ---------------    ---------------     --------------
      Total                                                     $       82,729     $       51,575      $      40,921
                                                                ===============    ===============     ==============


 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Fixed maturity securities, available-for-sale:
      Gross realized gains                                      $       44,456     $       47,267     $       43,443
      Gross realized losses                                             (7,057)           (20,995)           (18,712)
Equity securities:
      Gross realized gains                                              14,682             14,107             34,046
      Gross realized losses                                             (3,228)            (4,332)            (4,493)
Alternative investments:
      Gross realized gains                                              34,479             50,771             24,412
      Gross realized losses                                                (87)            (3,905)            (9,018)

 Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended
 December 31 were as follows:


                                                                      2012               2011              2010
                                                                  --------------    ---------------    --------------
Fixed maturity securities
    Corporate securities                                          $           -     $            -     $       1,840
    Asset-backed securities                                                   -              2,154             2,923
    CMBS                                                                      -                  -            10,538
    RMBS                                                                    287              3,384             6,953
Mortgage loans                                                              115              3,654             3,144
Equity securities                                                           713              3,229                51
Alternative investments                                                   8,143              6,980            14,032
Other invested assets                                                       650                  -               971
                                                                  --------------    ---------------    --------------
      Total other-than-temporary impairments                      $       9,908     $       19,401     $      40,452
                                                                  ==============    ===============    ==============


  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Balance at beginning of year                                    $       44,908     $       66,577     $       92,556
Additions:
      Initial impairments - credit loss OTTI recognized on
         securities not previously impaired                                  -              3,087              6,337
      Additional impairments - credit loss OTTI recognized
         on securities previously impaired                                 287              2,451             15,917
Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
         during the period of securities previously credit
         loss OTTI impaired                                            (18,525)           (27,207)           (48,233)
                                                                ---------------    ---------------    ---------------
Balance at end of year                                          $       26,670     $       44,908     $       66,577
                                                                ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:




                                               DECEMBER 31, 2012                          DECEMBER 31, 2011
                                     ---------------------------------------    ---------------------------------------
                                                          FAIR VALUE                                 FAIR VALUE
                                                    ------------------------                   ------------------------
   PRELIMINARY
 UNDERLYING RISK                      NOTIONAL                    LIABILITIES     NOTIONAL                   LIABILITIES
    EXPOSURE       INSTRUMENT TYPE     AMOUNT          ASSETS         (1)          AMOUNT        ASSETS          (1)
------------------ ----------------- -----------    ----------    -----------   -----------    ----------    -----------
Interest rate      Interest rate
                      swaps          $  356,500     $  30,888     $       -     $  101,500     $  29,692     $       -
                   Interest rate
                      swaptions         135,000         3,301             -             -              -             -
                   Interest rate
                      futures           574,900            10             -        468,700             8             -
                   Interest rate
                      caps              100,000         1,291             -             -              -             -
                   Interest rate
                      floors            160,000         4,024             -        160,000         4,536             -
                   TBAs                  45,315        48,161             -         28,685        30,433             -
Foreign currency   Foreign currency
                      swaps              17,000           598             -         17,000       (2,718)             -
Equity market      Equity futures       218,169             2             -        149,403             2             -
                   Equity options     2,150,540       107,418        13,721      1,089,839        55,353         9,884
                                     -----------    ----------    ----------    -----------    ----------    ----------
 Total derivatives                   $3,757,424     $ 195,693     $  13,721     $2,015,127     $ 117,306     $   9,884
                                     ===========    ==========    ==========    ===========    ==========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2012 and 2011. This is evident through the increase in notional amounts as well as the introduction of caps and swaptions in 2012.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                       DECEMBER 31, 2012
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $              8,576       $               (88)       $                  -
Interest rate swaptions                                   (236)                        -                           -
Interest rate futures                                    4,701                         -                         (56)
Interest rate caps                                        (777)                        -                           -
Interest rate floors                                     2,267                      (326)                          -
TBAs                                                       686                         -                           -
Foreign currency swaps                                   3,315                       435                           -
Foreign currency forwards                                  (19)                        2                           -
Equity futures                                         (19,305)                        -                      11,680
Equity options                                         (11,092)                        -                      18,332
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $            (11,884)       $               23        $             29,956
                                          =======================    ======================     ======================


                                                                       DECEMBER 31, 2011
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             24,140       $                (82)       $                  -
Interest rate futures                                   26,686                          -                         (33)
Interest rate floors                                     4,232                       (227)                          -
TBAs                                                       244                        461                           -
Foreign currency swaps                                    (457)                       442                           -
Foreign currency forwards                                  (80)                        33                           -
Equity futures                                          (8,462)                         -                      (3,741)
Equity options                                           3,785                          -                      (7,640)
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $             50,088       $                627        $            (11,414)
                                          =======================    ======================     ======================

                                                                       DECEMBER 31, 2010
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             10,999       $                (83)       $                  -
Interest rate futures                                    6,301                          -                           9
TBAs                                                       356                          -                           -
Foreign currency swaps                                  (2,346)                       322                           -
Foreign currency forwards                                 (203)                        (8)                          -
Equity futures                                         (15,030)                         -                       8,869
Equity options                                            (412)                         -                       6,282
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $               (335)      $                231        $             15,160
                                          =======================    ======================     ======================

 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $128,924 and $67,360 at December 30, 2012 and 2011, respectively, and the Company delivered collateral in the amount of $18,564 and $25,779 at December 31, 2012 and 2011, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Embedded derivatives within annuity products:
  Minimum guaranteed withdrawal benefits                                            $     (47,903)     $     (65,911)
  Guaranteed payout floors                                                                (12,381)           (15,272)
  Other                                                                                    (4,107)            (4,543)

Embedded derivatives within life insurance products:
  Equity-linked index credits                                                       $     (54,835)     $     (30,926)


 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Embedded derivatives within annuity products:
  Net realized investment gains (losses)                         $       20,899     $      (60,606)     $       10,422
  Policyholder benefits                                                     436               (712)               (342)

Embedded derivatives within life insurance products:
  Policyholder benefits                                          $      (23,909)    $          544      $      (21,845)

 At December 31, 2012 and 2011, fixed maturity securities with a carrying value of $19,382 and $26,591, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2012 and 2011, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2012 and 2011 were $4,315 and $4,529, respectively, and are included in other invested assets on the consolidated balance sheets.

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $494,890 and $447,351 and the maximum exposure was $773,039 and $710,522 at December 31, 2012 and 2011, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Direct installment loans                                                            $      295,222     $      269,801
Retail installment notes                                                                    39,060             36,040
                                                                                    ---------------    ---------------
         Gross finance receivables                                                         334,282            305,841
Accrued interest and charges                                                                 5,636              5,014
Unearned finance charges                                                                   (89,760)           (82,550)
Allowance for losses                                                                       (13,396)           (12,406)
                                                                                    ---------------    ---------------
         Finance receivables, net                                                   $      236,762     $      215,899
                                                                                    ===============    ===============


  Direct installment loans at December 31, 2012 and 2011 consisted of $205,984 and $187,319, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $8,833 and $8,592, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2012 were as follows:

2013                                                                                                   $        1,399
2014                                                                                                           22,768
2015                                                                                                           81,632
2016                                                                                                          127,758
2017                                                                                                           15,890
2018 and thereafter                                                                                               711
                                                                                                       ---------------
      Total finance receivables, net of unearned finance charges                                              250,158
Allowance for losses                                                                                          (13,396)
                                                                                                       ---------------
         Finance receivables, net                                                                      $      236,762
                                                                                                       ===============


  During the years ended December 31, 2012, 2011 and 2010, principal cash collections of direct installment loans were $100,486, $89,667 and $78,324, respectively, and the percentages of these cash collections to average net balances were 51%, 50% and 47%, respectively. Retail installment notes' principal cash collections were $40,276, $39,342 and $42,079, respectively, and the percentages of these cash collections to average net balances were 146%, 151% and 160% for the years ended December 31, 2012, 2011 and 2010, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2012 were as follows:

Direct installment loans:
      31-60 days past due                                                                              $       11,456
      61-90 days past due                                                                                       6,251
      91 days or more past due                                                                                 15,805
                                                                                                       ---------------
         Total direct installment loans                                                                        33,512
Retail installment notes:
      31-60 days past due                                                                                         782
      61-90 days past due                                                                                         447
      91 days or more past due                                                                                  1,045
                                                                                                       ---------------
         Total  retail installment notes                                                                        2,274
                                                                                                       ---------------
            Total gross finance receivables past due                                                   $       35,786
                                                                                                       ===============

Percentage of gross finance receivables                                                                         10.7%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2012 and 2011 was 5.4%.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Balance at beginning of year                                     $       12,406     $       11,335     $       10,764
Provision for credit losses                                               9,090              8,933              8,804
Charge-offs                                                             (12,780)           (12,303)           (12,279)
Recoveries                                                                4,680              4,441              4,046
                                                                 ---------------    ---------------    ---------------
Balance at end of year                                           $       13,396     $       12,406     $       11,335
                                                                 ===============    ===============    ===============


 The following table provides additional information about the allowance for losses as of December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Non-impaired gross finance receivables:
   Gross receivables balance                                                        $      327,273     $      298,609
   General reserves                                                                         13,115             12,082

Impaired gross finance receivables (including TDRs):
   Gross receivables balance                                                        $        7,009     $        7,232
   General reserves                                                                            281                324

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2012 and 2011 was $22 and $41, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2012 or 2011.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2012 and 2011 was $23,305 and $20,112, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2012 and 2011.

 Loans classified as TDRs were $6,991 and $7,191 at December 31, 2012 and 2011, respectively. For the years ended, December 31, 2012 and 2011, the Company modified $8,992 and $9,330 of loans for borrowers experiencing financial difficulties, respectively, which are classified as TDRs. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default, during 2012. For loans modified as TDRs during 2011, $4,499 subsequently experienced a payment default during 2011. The Company recognized interest income of $1,213 and $499 from loans classified as TDRs for the years ended December 31, 2012 and 2011, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2012 and 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer performance.

                                                                                        2012               2011
                                                                                   ---------------    ---------------
Customer type:
     New borrower                                                                  $       33,907     $       27,740
     Former borrower                                                                       28,074             26,095
     Existing borrower                                                                    206,398            186,314
     Refinance borrower                                                                    26,843             29,652
     Retail borrower                                                                       39,060             36,040
                                                                                   ---------------    ---------------
         Total gross finance receivables                                           $      334,282     $      305,841
                                                                                   ===============    ===============
Customer creditworthiness:
     Non-bankrupt gross finance receivables:
         Direct installment loans                                                  $      293,835     $      268,434
         Retail installment notes                                                          38,949             35,940
                                                                                   ---------------    ---------------
            Total non-bankrupt gross finance receivables                                  332,784            304,374
     Bankrupt gross finance receivables:
         Direct installment loans                                                           1,387              1,367
         Retail installment notes                                                             111                100
                                                                                   ---------------    ---------------
            Total bankrupt gross finance receivables                                        1,498              1,467
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============
Customer payment performance:
     Direct installment loans:
         Contractually performing, current to 30 days past due                     $      261,711     $      239,959
         Contractually performing, 31 to 60 days past due                                  11,456              9,817
         Contractually nonperforming, 61 or more days past due                             22,055             20,025
                                                                                   ---------------    ---------------
            Total direct installment loans                                                295,222            269,801
     Retail installment notes:
         Contractually performing, current to 30 days past due                             36,786             34,281
         Contractually performing, 31 to 60 days past due                                     782                632
         Contractually nonperforming, 61 or more days past due                              1,492              1,127
                                                                                   ---------------    ---------------
            Total retail installment notes                                                 39,060             36,040
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                    2012                2011                2010
                                                               ---------------     ----------------     --------------
Computed income tax expense                                    $     119,769       $      101,014      $      75,829
Difference between computed and actual tax expense:
      Dividends received deduction                                   (14,548)             (13,570)           (16,568)
      Tax credits                                                     (2,031)              (2,133)            (3,211)
      Change in valuation allowance                                        1                   (2)                 9
      Expense adjustments and other                                      916                 (384)            (1,979)
                                                               ----------------    ----------------     --------------
         Total income tax expense                              $     104,107       $       84,925       $     54,080
                                                               ================    ================     ==============

 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Deferred tax assets:
      Policyholder liabilities                                                      $       53,305      $      41,693
      Pension, postretirement and other benefits                                            18,435             16,337
      Tax deferred policy acquisition costs                                                165,244            149,517
      Deferred gain on individual disability coinsurance                                     5,680              6,772
      Net realized capital losses                                                           64,761             59,973
      Ceding commissions and goodwill                                                            -                 54
      Other                                                                                 12,746              8,977
                                                                                    ---------------    ---------------
         Gross deferred tax assets                                                         320,171            283,323
      Less valuation allowance                                                                  (8)                (7)
                                                                                    ---------------    ---------------
         Deferred tax assets, net of valuation allowance                                   320,163            283,316

Deferred tax liabilities:
      Deferred policy acquisition costs                                                    197,920            206,084
      Premiums                                                                              17,076             16,971
      Real estate and property and equipment depreciation                                    9,983              8,577
      Basis difference on investments                                                       22,885                721
      Net unrealized capital gains                                                         408,460            303,338
      Ceding commissions and goodwill                                                        1,685                  -
      Other                                                                                 16,684             18,789
                                                                                    ---------------    ---------------
         Gross deferred tax liabilities                                                    674,693            554,480
                                                                                    ---------------    ---------------
             Net deferred tax liability                                             $      354,530      $     271,164
                                                                                    ===============    ===============

 As of December 31, 2012 and 2011, the Company recorded a valuation allowance of $8 and $7, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment based, on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2012, 2011, and 2010, was $1, $(2) and $9,
 respectively.

 At December 31, 2012, state net operating loss carryforwards were $757 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2012, 2011 and 2010, were $113,692, $63,508 and $4,038, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Balance at beginning of year                                                        $       17,172     $       15,132
Additions (reductions) based on tax positions related to current year                          752             (2,889)
Additions for tax positions of prior years                                                       -              5,511
Reductions for tax positions of prior years                                                 (6,789)              (575)
Settlements                                                                                      -                 (7)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       11,135     $       17,172
                                                                                    ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $3,801 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2012, accrued interest and penalties of $1,113 are recorded as current income tax liabilities on the consolidated balance sheets and $(39) is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

 At December 31, 2012, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2010 and 2011 are currently under examination by the IRS. With regard to years 2008 and 2009, the IRS issued a final audit report during 2012 for their examination of the consolidated returns. The audit report was contested with the IRS Office of Appeals (Appeals) and the Company made a prepayment to stop the accrual of interest. Later in the year, the IRS issued an Industry Director Directive on the issue the Company had before Appeals and, as a result, the consolidated federal tax returns for those years have been sent back to the examining agent to resolve the issue. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, a federal tax settlement refund was received during 2012 with respect to tax years 1995-1997. All accruals for those years were released.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

 Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------     --------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------     --------------    --------------
Change in benefit obligation:
Benefit obligation at beginning of year          $      65,672     $      56,371      $       8,296     $       7,167
Service cost                                             1,995             1,542                142               169
Interest cost                                            2,969             3,147                307               368
Amendment                                                 (830)                -                  -                 -
Actuarial loss (gain)                                    3,510             7,077               (263)            1,042
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------     --------------    --------------
Benefit obligation at end of year                $      70,909     $      65,672      $       8,099     $       8,296
                                                 ==============    ==============     ==============    ==============

Change in plan assets:
Fair value of plan assets at beginning
   of year                                       $      54,279     $      51,505     $            -      $          -
Actual return on plan assets                             3,721             1,789                  -                 -
Employer contribution                                    3,392             3,450                383               450
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------    ---------------    --------------
Fair value of plan assets at end of year         $      58,985     $      54,279     $            -      $          -
                                                 ==============    ==============    ===============    ==============

Net amount recognized:
Funded status                                    $     (11,924)    $     (11,393)    $       (8,099)     $     (8,296)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                             $     (11,924)     $    (11,393)     $      (8,099)     $     (8,296)

Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                            $         855     $          29     $        1,971      $      2,646
Net actuarial gain (loss)                              (19,243)          (17,608)             2,420             2,374
                                                 --------------    --------------    ---------------    --------------
Accumulated other comprehensive income
  (loss) at end of year                          $     (18,388)     $    (17,579)     $       4,391      $      5,020
                                                 ==============    ==============    ===============    ==============

Accumulated benefit obligation                   $      66,460     $      60,410     $       8,099      $       8,296

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                     $      45,590     $      65,672
Accumulated benefit obligation                          45,590            60,410
Fair value of plan assets                               37,875            54,279


                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                      2012              2011              2012               2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                             3.75%             4.21%             3.53%             4.09%
Rate of compensation increase                             4.50%             5.00%                -                 -

Components of net periodic benefit cost:
Service cost                                     $       1,995     $       1,542     $         142      $        169
Interest cost                                            2,969             3,147               307               368
Expected return on plan assets                          (2,826)           (2,751)                -                 -
Prior service benefit amortization                          (4)               (4)             (675)             (676)
Recognized net actuarial loss (gain)                       980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Net periodic benefit cost                        $       3,114     $       2,282     $        (443)     $       (414)
                                                 ==============    ==============    ===============    ==============

Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive income:
Amendment                                        $         830     $           -     $           -      $          -
Net gain (loss)                                         (2,615)           (8,039)              263            (1,042)
Amortization of prior service benefit                       (4)               (4)             (675)             (676)
Amortization of net loss (gain)                            980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Total recognized in other comprehensive
    income                                       $        (809)     $     (7,695)     $       (629)     $     (1,993)
                                                 ==============    ==============    ===============    ==============

 Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $71 and $1,294, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $676 and $179, respectively. In 2013, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.



                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                            4.21%             5.31%             4.09%              5.17%
Expected long-term return on plan assets                 5.16%             5.32%                -                  -
Rate of compensation increase                            5.00%             5.00%                -                  -


 Estimated future benefit payments for pension and other postretirement plans:


                                                                     PENSION                              MEDICARE
                                                                     BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                  ---------------    ---------------    --------------
2013                                                              $        3,024     $          482     $           -
2014                                                                       3,120                470                 -
2015                                                                       3,107                489                 -
2016                                                                       3,153                506                 -
2017                                                                       3,225                461                 -
2018 - 2022                                                               17,313              2,503                 -

 For measurement purposes, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter. For 2011, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2012 by $139 and the service cost and interest cost components of net periodic benefit costs for 2012 by $11. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2012 by $125 and the service cost and interest cost components of net periodic postretirement benefit costs for 2012 by $10.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2012, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                                                                                         13% to 23%
Fixed maturity securities                                                                                 13% to 23%
Insurance company general account                                                                         64% to 66%
Other                                                                                                      0% to  2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                                          2012               2011
                                                                                     ---------------    ---------------
Equity securities                                                                              17%                15%
Fixed maturity securities                                                                      19%                18%
Insurance company general account                                                              64%                67%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


DECEMBER 31, 2012                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      21,110      $           -     $           -      $      21,110
Insurance company general account                           -                  -            37,875             37,875
                                                --------------     --------------    ---------------    --------------
      Total investments                                21,110                  -            37,875             58,985
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      21,110      $           -     $      37,875      $      58,985
                                                ==============     ==============    ===============    ==============

DECEMBER 31, 2011                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      18,005      $           -     $           -      $      18,005
Insurance company general account                           -                  -            36,274             36,274
                                                --------------     --------------    ---------------    --------------
      Total investments                                18,005                  -            36,274             54,279
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      18,005      $           -     $      36,274      $      54,279
                                                ==============     ==============    ===============    ==============


    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                     PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    36,274     $             1,601      $          -      $   37,875


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                                                      PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    34,743     $             1,531      $          -      $   36,274

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2012 and 2011. There were no transfers in to or out of level 3 for the years ending December 31, 2012 and 2011.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2012, 2011, and 2010 of $1,440, $1,038, and $145, respectively.

 Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plan during 2010 of $9,242. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at January 1                                            $      581,040      $      585,325      $     595,260
      Less:  reinsurance recoverable                                   518,521             520,524            528,862
                                                                ---------------     ---------------     --------------
Net balance at January 1                                                62,519              64,801             66,398
                                                                ---------------     ---------------     --------------
Incurred related to:
      Current year                                                      80,623              81,913             74,323
      Prior years                                                        7,248              (1,853)               615
                                                                ---------------     ---------------     --------------
Total incurred                                                          87,871              80,060             74,938
                                                                ---------------     ---------------     --------------
Paid related to:
      Current year                                                      60,759              56,713             48,276
      Prior years                                                       30,942              26,575             28,259
                                                                ---------------     ---------------     --------------
Total paid                                                              91,701              83,288             76,535
Purchase of subsidiaries (1)                                             6,706                 946                  -
                                                                ---------------     ---------------     --------------
Net balance at December 31                                              65,395              62,519             64,801
      Plus:  reinsurance recoverable                                   521,021             518,521            520,524
                                                                ---------------     ---------------     --------------
Balance at December 31                                          $      586,416      $      581,040      $     585,325
                                                                ===============     ===============     ==============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $7,248, $(1,853) and $615 in 2012, 2011 and 2010,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Direct premiums                                                  $    2,084,325     $    1,877,483     $    1,704,527
Reinsurance assumed                                                      25,732             28,201             26,571
Reinsurance ceded                                                      (446,229)          (363,685)          (298,010)
                                                                 ---------------    ---------------    ---------------
      Net premiums                                               $    1,663,828     $    1,541,999     $    1,433,088
                                                                 ===============    ===============    ===============


  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $401,913, $326,692 and $255,558 during 2012, 2011, and 2010, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2012, 2011 or 2010.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:



                                                                                        2012                  2011
                                                                                  ------------------    ------------------
  Return of net deposits:
    In the event of death
     Account value                                                               $       2,510,626     $       2,092,823
     Net amount at risk                                                          $           8,238     $          32,543
     Average attained age of contractholders                                                  59.8                  58.9
    As withdrawals are taken
     Account value                                                               $         254,827     $         253,781
     Net amount at risk                                                          $           2,202     $          10,802
     Average attained age of contractholders                                                  67.6                  66.6

  Return of net deposits plus a minimum return:
    In the event of death
     Account value                                                               $         176,664     $         148,011
     Net amount at risk                                                          $          20,652     $          29,222
     Average attained age of contractholders                                                  68.6                  67.9
    At annuitization
     Account value                                                               $         516,504     $         457,259
     Net amount at risk                                                          $               -     $               -
     Weighted average period remaining until expected
      annuitization (in years)                                                                 5.4                   6.1
    As withdrawals are taken
     Account value                                                               $       1,019,906     $         648,842
     Net amount at risk                                                          $          29,739     $          50,311
     Average attained age of contractholders                                                  62.8                  62.7

  Highest specified anniversary account value:
    In the event of death
     Account value                                                               $         614,364     $         544,495
     Net amount at risk                                                          $          10,168     $          46,202
     Average attained age of contractholders                                                  60.2                  59.3

  Guaranteed payout annuity floor:
     Account value                                                               $          45,861     $          44,219
     Net amount at risk                                                          $              23     $              34
     Average attained age of contractholders                                                  71.6                  70.9

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                        2012                  2011
                                                                                  ------------------    ------------------

  Account value (general and separate accounts)                                   $       3,694,328     $       3,106,345
  Net amount at risk                                                              $      45,181,638     $      43,018,463
  Average attained age of policyholders                                                        49.0                  49.0

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           2,067     $          15,272      $          65,911     $          39,874
Incurred guarantee benefits                     1,675                (2,588)               (18,008)               19,688
Paid guaranteed benefits                       (1,372)                 (303)                     -               (10,442)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,370     $          12,381      $          47,903     $          49,120
                                    ==================    ===================    ===================   ===================

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           1,177     $          12,107      $           8,470     $          24,007
Incurred guarantee benefits                     1,827                 3,558                 57,441                24,969
Paid guaranteed benefits                         (937)                 (393)                     -                (9,102)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,067     $          15,272      $          65,911     $          39,874
                                    ==================    ===================    ===================   ===================

 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2012 and 2011 (except where noted otherwise):

 o Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
 o Mean investment performance was 6.48% and 6.90% for 2012 and 2011, respectively, and is consistent with DAC projections over a 10 year period.
 o Annualized monthly standard deviation was 15.28%.
 o Assumed mortality was 100% of the A2000 table.
 o Lapse rates varied by contract type and policy duration, ranging from 1.00% to 17.25%, with an average of 8.00%.
 o Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2012 and 2011 (except where noted otherwise):

 o Separate account investment performance assumption was 8.00%.
 o Assumed mortality was 100% of pricing levels.
 o Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
 o Long-term general account discount rate grades up to 7.00% and 7.50% over five years for 2012 and 2011, respectively.
 o Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                    2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
Equity                                         $     1,742,620     $     1,515,292    $     1,559,638     $     1,326,698
Bond                                                   676,026             527,220            146,037             142,331
Balanced                                               704,544             557,518            141,131             210,121
Money market                                            54,670              62,839             29,316              34,155
Mortgage                                                54,377              59,474             40,617              43,283
Real estate                                             69,417              62,986             48,615              43,431
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     3,301,654     $     2,785,329    $     1,965,354     $     1,800,019
                                               ================    ================   ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2012 and 2011, the liability associated with unremitted premiums and claims payable was $21,615 and $20,550, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2012 and 2011, the Company had restricted the use of $21,615 and $20,550, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:


                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                     2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        54,838     $        52,982

 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                                                                   LIABILITY
                                                                                      ------------------------------------
                                                                                           2012                2011
                                                                                      ----------------    ----------------
   Surplus notes                                                                      $       118,000     $       120,000
   Federal Home Loan Bank borrowings                                                          150,000                   -
                                                                                      ----------------    ----------------
      Total long-term debt                                                            $       268,000     $       120,000
                                                                                      ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2012 and 2011, the balance of the surplus notes was $118,000 and $120,000, respectively. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income.

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2012 and 2011, the accrued interest was $2,832 and $2,887, respectively. Interest paid on the surplus notes for the years ended December 31, 2012, 2011 and 2010 was $9,782, $9,900 and $10,307, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2012 and 2011, accumulated amortization was $822 and $765, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2012 have a maturity of 7 years with principal due at that time. The Company pledged $275,445 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2012. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $81,000 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $16,675, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2012, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2013, $0; 2014, $0; 2015, $0; 2016, $0; 2017, $0; thereafter, $268,000.

 Total interest paid by the Company for the years ended December 31, 2012, 2011 and 2010 was $9,874, $9,900 and $10,309, respectively.

(17) BUSINESS COMBINATIONS

 During 2012, the Company completed the acquisition of American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $3,871 for the year ended December 31, 2012. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $340 and $153 for the years ended December 31, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2013 and future years if certain thresholds are attained is $2,400 of which $1,388 was accrued at December 31, 2012.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        39,711     $        38,975
Additions                                                                                        964                 792
Adjustments to prior year acquisitions                                                             -                 (56)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        40,675     $        39,711
                                                                                     ================    ================

 A qualitative assessment of goodwill was performed during 2012. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        4,012      $        5,002
Acquisitions                                                                                  3,079                 892
Amortization                                                                                 (1,941)             (1,882)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        5,150      $        4,012
                                                                                     ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three to five years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2012, 2011 or 2010.

 Intangible asset amortization expense for 2012, 2011 and 2010 in the amount of $1,941, $1,882 and $2,042, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2013, $1,963 2014, $1,400; 2015, $748; 2016, $418; 2017, $267.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $18,101, $16,089 and $14,470 during 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the amount due to Advantus under these agreements was $7,038 and $6,402, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $975, $971 and $2,061 for the years ended December 31, 2012, 2011 and 2010, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2012, 2011 and 2010, the amounts transferred were $10,272, $10,501, and $10,099, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2012 and 2011, the amount payable to the Company was $19,475 and $16,335, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2012, 2011, and 2010 were $64,251, $60,215 and $56,193, respectively. In addition, effective December 31, 2010, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2012 and 2011 was $28,229 and $21,584, respectively. The amount payable to SFG at December 31, 2012 and 2011 was $3,963 and $2,821, respectively. As of December 31, 2011, the Company also has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2012, 2011 and 2010, respectively, for this policy. No claims were paid during 2012, 2011 and 2010. As of December 31, 2012 and 2011, reserves held under this policy were $25,662 and $21,388, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $23,614, $18,309 and $16,023 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, commission revenue due to the Company from its affiliates was $2,232 and $1,858, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $7,623, $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2012, 2011 and 2010, respectively.

 On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income
 (loss) of $98,281 in 2010.

(20) OTHER COMPREHENSIVE INCOME

 Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income and related tax effects, other than net income are illustrated below:

                                                                                   DECEMBER 31, 2012
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     351,867     $    (124,306)     $     227,561
   Less: Reclassification adjustment for gains
      included in net income                                             (72,034)           25,212            (46,822)
   Unrealized gains (losses) on securities - OTTI                         17,222            (6,028)            11,194
   Adjustment to deferred policy acquisition costs                       (89,533)           31,337            (58,196)
   Adjustment to reserves                                                (44,051)           15,418            (28,633)
   Adjustment to unearned policy and contract fees                         9,761            (3,416)             6,345
   Adjustment to pension and other postretirement plans                   (1,438)              504               (934)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     171,794     $     (61,279)     $     110,515
                                                                   ==============    ===============    ==============


                                                                                   DECEMBER 31, 2011
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     319,525     $    (111,423)     $     208,102
   Less: Reclassification adjustment for gains
      included in net income                                             (67,167)           23,508            (43,659)
   Unrealized gains (losses) on securities - OTTI                         30,660           (10,731)            19,929
   Adjustment to deferred policy acquisition costs                       (99,889)           34,961            (64,928)
   Adjustment to reserves                                                (72,822)           25,488            (47,334)
   Adjustment to unearned policy and contract fees                        57,267           (20,044)            37,223
   Adjustment to pension and other postretirement plans                   (9,688)            3,391             (6,297)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     157,886     $     (54,850)     $     103,036
                                                                   ==============    ===============    ==============

 The components of other comprehensive income and related tax effects, other than net income are illustrated below (Continued):


                                                                                   DECEMBER 31, 2010
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     355,634     $    (125,821)     $     229,813
   Less: Reclassification adjustment for gains
      included in net income                                             (33,341)           11,669            (21,672)
   Unrealized gains (losses) on securities - OTTI                         97,996           (34,299)            63,697
   Adjustment to deferred policy acquisition costs                       (82,651)           28,928            (53,723)
   Adjustment to reserves                                                (14,903)            5,216             (9,687)
   Adjustment to unearned policy and contract fees                        25,924            (9,073)            16,851
   Adjustment to pension and other postretirement plans                  (27,697)            9,694            (18,003)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     320,962     $    (113,686)     $     207,276
                                                                   ==============    ===============    ==============


  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                         2012              2011
                                                                                     --------------    --------------
Gross unrealized gains                                                               $   1,173,099     $     903,505
Gross unrealized losses                                                                    (29,789)          (40,028)
Gross unrealized losses - OTTI                                                              18,342             1,120
Adjustment to deferred policy acquisition costs                                           (297,214)         (207,681)
Adjustment to reserves                                                                    (190,979)         (146,928)
Adjustment to unearned policy and contract fees                                             92,708            82,947
Adjustment to pension and other postretirement plans                                       (13,997)          (12,559)
                                                                                     --------------    --------------
                                                                                           752,170           580,376
Deferred federal income tax expenses                                                      (259,704)         (198,425)
                                                                                     --------------    --------------
      Net accumulated other comprehensive income (loss)                              $     492,466     $     381,951
                                                                                     ==============    ==============


(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 The Company declared and paid cash dividends to SFG totaling $0, $0 and $11,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2012 statutory results, the maximum amount available for the payment of dividends during 2013 by Minnesota Life Insurance Company without prior regulatory approval is $218,183.

 For the years ended December 31, 2012, 2011 and 2010 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2012 and 2011, these securities were reported at fair value of $48,161 and $30,433, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $279,149 as of December 31, 2012. The Company estimates that $112,000 of these commitments will be invested in 2013, with the remaining $167,149 invested over the next four years.

 As of December 31, 2012, the Company had committed to purchase mortgage loans totaling $70,855 but had not completed the purchase transactions.

 As of December 31, 2012, the Company had committed to purchase corporate fixed maturity securities totaling $23,188 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267.

 The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2013, $719; 2014, $687; 2015, $656; 2016,
 $399; 2017, $268. Lease expense, net of sub-lease income, for the years ended December 31, 2012, 2011 and 2010 was $8,731, $8,649, and $8,561, respectively.
 The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2013, $3,448; 2014, $3,123; 2015, $2,229; 2016, $1,658;
 2017, $1,096.

 At December 31, 2012, the Company had guaranteed the payment of $55,200 of policyholder dividends and discretionary amounts payable in 2013. The Company has pledged fixed maturity securities, valued at $67,938 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2012 and 2011, the assets held in trust were $582,178 and $599,410, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2012.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2012 and 2011 was approximately $2,516 and $2,229, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2012 and 2011 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,267 and $2,394 as of December 31, 2012 and 2011, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2012, 2011 and 2010.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $137,877, $128,147 and $81,469 in 2012, 2011 and 2010, respectively. Statutory surplus of these operations was $2,181,829 and $2,037,134 as of December 31, 2012 and 2011,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 6, 2013, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012
                                (IN THOUSANDS)

                                                                                                         AS SHOWN
                                                                                                          ON THE
                                                                                                       CONSOLIDATED
TYPE OF INVESTMENT                                              COST (3)             VALUE             BALANCE SHEET (1)
                                                            -----------------   -----------------    ---------------------
Fixed maturity securities
     U.S. government                                         $       351,678     $       387,852      $       387,852
     Agencies not backed by the full faith and
       credit of the U.S. government                                 189,441             199,208              199,208
     Foreign governments                                              48,309              57,504               57,504
     Public utilities                                                775,064             871,007              871,007
     Asset-backed securities                                         436,413             479,843              479,843
     Mortgage-backed securities                                    2,716,652           2,940,574            2,940,574
     All other corporate fixed maturity securities                 5,617,031           6,219,574            6,219,574
                                                            -----------------   -----------------    -----------------
        Total fixed maturity securities                           10,134,588          11,155,562           11,155,562
                                                            -----------------   -----------------    -----------------

Equity securities:
     Common stocks:
        Public utilities                                              29,873              29,041               29,041
        Banks, trusts and insurance companies                        147,252             165,933              165,933
        Industrial, miscellaneous and all other                       82,499             109,694              109,694
     Nonredeemable preferred stocks                                   12,245              12,604               12,604
                                                            -----------------   -----------------    -----------------
        Total equity securities                                      271,869             317,272              317,272
                                                            -----------------   -----------------    -----------------

Mortgage loans on real estate                                      1,538,502              xxxxxx            1,538,502
Real estate (2)                                                        4,755              xxxxxx                4,755
Policy loans                                                         352,756              xxxxxx              352,756
Other investments                                                    307,416              xxxxxx              307,416
Alternative investments                                              424,367              xxxxxx              494,890
Derivative investments                                               195,693              xxxxxx              195,693
Fixed maturity securities on loan                                     43,649              xxxxxx               47,560
Equity securities on loan                                              4,789              xxxxxx                5,692
                                                            -----------------                        -----------------
        Total                                                      2,871,927              xxxxxx            2,947,264
                                                            -----------------                        -----------------

Total investments                                            $    13,278,384              xxxxxx      $    14,420,098
                                                            =================                        =================


(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,755.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.


See accompanying report of independent registered public accounting firm.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                         (IN THOUSANDS)



                                         AS OF DECEMBER 31,
                       --------------------------------------------------------
                        DEFERRED     FUTURE POLICY                 OTHER POLICY
                         POLICY        BENEFITS,                   CLAIMS AND
                       ACQUISITION   LOSSES, CLAIMS   UNEARNED      BENEFITS
                          COSTS      AND SETTLEMENT  PREMIUMS (2)    PAYABLE
      SEGMENT                        EXPENSES (1)
---------------------  ------------  -------------- -------------  ------------
2012:
   Life insurance       $  534,160    $  4,575,182   $   166,531    $  372,889
   Accident and
      health insurance      18,449         700,621        41,602        48,857
   Annuity                 132,608       5,430,037            50           129
                       ------------  -------------- -------------  ------------
                        $  685,217    $ 10,705,840   $   208,183    $  421,875
                       ============  ============== =============  ============

2011:
   Life insurance       $  547,299    $  4,032,968   $   138,391    $  311,251
   Accident and
      health insurance      22,400         706,414        33,280        38,164
   Annuity                 125,048       5,319,429            20            60
                       ------------  -------------- -------------  ------------
                        $  694,747    $ 10,058,811   $   171,691    $  349,475
                       ============  ============== =============  ============

2010:
   Life insurance       $  560,467    $  3,677,196   $   176,305    $  285,109
   Accident and
      health insurance      22,643         708,003        31,645        33,441
   Annuity                 141,273       5,053,172            16            42
                       ------------  -------------- -------------  ------------
                        $  724,383    $  9,438,371   $   207,966    $  318,592
                       ============  ============== =============  ============


                                         FOR THE YEARS ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------
                                                      BENEFITS,      AMORTIZATION
                                          NET        CLAIMS, LOSSES  OF DEFERRED       OTHER
                         PREMIUM      INVESTMENT     AND SETTLEMENT    POLICY       OPERATING      PREMIUMS
                       REVENUE (3)      INCOME        EXPENSES (5)   ACQUISITION     EXPENSES     WRITTEN (4)
      SEGMENT                                                           COSTS
---------------------  ------------   ------------   ------------   ------------- -------------  ------------
2012:
   Life insurance       $1,837,046     $  363,692     $1,649,410     $   138,796   $   622,318
   Accident and
      health insurance     215,540         10,117         86,697          10,481       119,309
   Annuity                 165,249        255,524        251,870          31,190       152,461
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,217,835     $  629,333     $1,987,977     $   180,467   $   894,088    $        -
                       ============   ============   ============   ============= =============  ============

2011:
   Life insurance       $1,678,480     $  343,629     $1,508,414     $   121,768   $   581,951
   Accident and
      health insurance     194,097         10,597         77,830           9,940       113,393
   Annuity                 204,774        263,898        300,639          37,473       142,049
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,077,351     $  618,124     $1,886,883     $   169,181   $   837,393    $        -
                       ============   ============   ============   ============= =============  ============

2010:
   Life insurance       $1,599,457     $  314,767     $1,434,989     $   135,572   $   571,227
   Accident and
      health insurance     162,123         10,540         74,689          11,339        99,178
   Annuity                 194,628        260,649        300,394          37,622       136,290
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $1,956,208     $  585,956     $1,810,072     $   184,533   $   806,695    $        -
                       ============   ============   ============   ============= =============  ============


   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends




See accompanying report of independent registered public accounting firm.

                 MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                   YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                 (IN THOUSANDS)


                                                                                                                         PERCENTAGE
                                                                   CEDED TO         ASSUMED FROM                         OF AMOUNT
                                                 GROSS              OTHER              OTHER                NET           ASSUMED
                                                 AMOUNT           COMPANIES          COMPANIES            AMOUNT           TO NET
                                            -----------------  -----------------  -----------------  ------------------  ----------

2012:   Life insurance in force              $   851,766,646    $   223,184,654    $       868,248    $    629,450,240        0.1%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,740,495    $       347,617    $        22,871    $      1,415,749        1.6%
             Accident and health insurance           311,291             98,612              2,861             215,540        1.3%
             Annuity                                  32,539                  -                  -              32,539        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     2,084,325    $       446,229    $        25,732    $      1,663,828        1.5%
                                            =================  =================  =================  ==================

2011:   Life insurance in force              $   771,937,513    $   189,269,664    $       897,972    $    583,565,821        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,516,771    $       275,426    $        24,382    $      1,265,727        1.9%
             Accident and health insurance           278,537             88,259              3,819             194,097        2.0%
             Annuity                                  82,175                  -                  -              82,175        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,877,483    $       363,685    $        28,201    $      1,541,999        1.8%
                                            =================  =================  =================  ==================

2010:   Life insurance in force              $   680,020,319    $   150,837,900    $     1,031,813    $    530,214,232        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,385,008    $       219,309    $        21,915    $      1,187,614        1.8%
             Accident and health insurance           236,168             78,701              4,656             162,123        2.9%
             Annuity                                  83,351                  -                  -              83,351        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,704,527    $       298,010    $        26,571    $      1,433,088        1.9%
                                            =================  =================  =================  ==================




See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

    Item Number       Caption in Part C

       26.            Exhibits

       27.            Directors and Officers of the Minnesota Life Insurance Company

       28.            Persons Controlled by or Under Common Control with Minnesota
                      Life Insurance Company or Minnesota Life Variable Life Account

       29.            Indemnification

       30.            Principal Underwriters

       31.            Location of Accounts and Records

       32.            Management Services

       33.            Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits
--------  --------

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company
--------  --------------------------------------------------------------



NAME AND PRINCIPAL                                   POSITION AND OFFICES
BUSINESS ADDRESS                                     WITH MINNESOTA LIFE
------------------                                   --------------------
Brian C. Anderson                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                     Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                                  Director, Vice President
Minnesota Life Insurance Company                     and General Counsel
400 Robert Street North
St. Paul, MN  55101

Susan L. Ebertz                                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                    Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                        Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                   Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Mark B. Hier                                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                                Director and
Minnesota Life Insurance Company                     Executive Vice President
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                       Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                     Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                     Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                  Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                      Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                    Chairman, President and Chief
Minnesota Life Insurance Company                     Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director, Executive Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Item 28.       Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Life Account
               -----------------------------------------------------------------

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

         American Modern Life Insurance Company
         Balboa Life Insurance Company
         Balboa Life Insurance Company of New York
         Marketview Properties, LLC
         Marketview Properties II, LLC
         Marketview Properties IV, LLC


Wholly-owned subsidiaries of Enterprise Holding Corporation:


         Oakleaf Service Corporation

         Vivid Print Solutions, Inc.

         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)

         CNL/Insurance America, Inc.

         CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification
--------  ---------------

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters
--------  ----------------------

         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account


         (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                     Positions and
Name and Principal                                   Offices
Business Address                                     with Underwriter
----------------                                     ----------------
George I. Connolly                                   President, Chief Executive Officer
Securian Financial Services, Inc.                    and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                                  Vice President - Business and
Securian Financial Services, Inc.                    Market Development
400 Robert Street North
St. Paul, MN  55101

Gary R. Christensen                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard A. Diehl                                     Vice President and Chief Investment
Securian Financial Services, Inc.                    Officer
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                                     Vice President - Business Operations and Treasurer
Securian Financial Services Inc.
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                                     Senior Vice President, Chief Compliance
Securian Financial Services, Inc.                    Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------              -----------               -------------         -----------          ------------

Securian Financial
 Services, Inc.               $22,070,981                    ___                  ___                   ___


Item 31.  Location of Accounts and Records
--------  --------------------------------

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services
--------  -------------------

None.

Item 33.  Fee Representation
--------  ------------------

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-64395 fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2013.

                                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                   (Registrant)

                               By:  MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)



                                    By       /s/ Robert L. Senkler
                                       ----------------------------------------
                                                 Robert L. Senkler
                                               Chairman of the Board,
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                     Title                                       Date
              ---------                     -----                                       ----

/s/ Robert L. Senkler                       Chairman, President and                    April 25, 2013
---------------------------------------     Chief Executive Officer
Robert L. Senkler

*                                           Director
---------------------------------------
Mary K. Brainerd


---------------------------------------     Director
John W. Castro

*                                           Director
---------------------------------------
Gary R. Christensen

*                                           Director
---------------------------------------
Sara H. Gavin


             Signature                     Title                                             Date
             ---------                     -----                                             ----


*                                           Director
--------------------------------------
John F. Grundhofer

*                                           Director
--------------------------------------
Christopher M. Hilger

*                                           Director
--------------------------------------
John H. Hooley

*                                           Director
--------------------------------------
Dennis E. Prohofsky

                                            Director
--------------------------------------
Trudy A. Rautio

*                                           Director
--------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 25, 2013
---------------------------------------     Officer (chief financial officer)
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 25, 2013
---------------------------------------     Officer (chief accounting officer)
Warren J. Zaccaro

/s/ David J. LePlavy                        Senior Vice President, Treasurer and Controller  April 25, 2013
---------------------------------------     (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                     Director and Attorney-in-Fact                    April 25, 2013
---------------------------------------
Gary R. Christensen



* Pursuant to power of attorney dated October 15, a copy of which is filed herewith.

                                  EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT
26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated October 21, 1985, previously
                    filed as Exhibit 26(a) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-120704, Initial
                    Registration Statement, on November 23, 2004, is hereby
                    incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., previously filed on April 27, 2009, as
                    exhibit 24(c)(3) to Registrant's Form N-4, File Number
                    2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2) Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-109853, Post-Effective
                    Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)            Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1)            Variable Adjustable Life Insurance Policy, form
                    MHC-98-690, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-64395,
                    Post-Effective Amendment Number 4, on April 30,1999, is hereby incorporated by reference.

26(d)(3) Waiver of Premium Agreement, form MHC-98-917, previously filed as Exhibit A(5)(b) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(3) Estate Preservation Agreement, form MHC-95-943, previously filed as Exhibit A(5)(c) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(4)            Single Life Term Insurance Agreement, form MHC-95-
                    944,previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-64395, Post-
                    Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(5) Short Term Agreement, form MHC-E324.1, previously filed as Exhibit A(5)(e) to Registrant's Form S-6,
                    File Number 33-64395, Post-Effective Amendment
                    Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(6) Protection Option Amendment, form MHC-98-946, previously filed as Exhibit A(5)(f) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.


26(d)(7) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(8) Extended Maturity Agreement, form 05-909, previously filed as Exhibit 26(d)(8) to Registrant's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13 on April 21, 2006, is hereby incorporated by reference.


26(e)(1) Application Part 1, form F59410 Rev 8-2012, previously filed as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial Registration Statement, on August 28, 2012, is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue, form ICC 12-59536 1-2012, previously filed as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(3) Policy Change - Application Part 1, form F59538 Rev 8-2012, previously filed as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial Registration Statement, on August 28, 2012, is hereby incorporated by reference.

26(e)(4) Policy Change Application Part 3, form ICC 12-59534 1-2012, previously filed as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(5) Policy Change Application, form F59537 Rev 1-2012, previously filed as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(6) Application Part 2, form ICC 12-59572 1-2012, previously filed as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(7) Application Part 2, form ICC 12-59573 1-2012, previously filed as exhibit 26(e)(7) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(8)            Application Part 2, form ICC 12-59573-T 1-2012,
                    previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(f)(1) The Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 3, on March 3, 1999 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, on
                    February 27, 2003, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number
                    10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and

                    Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement
                    between Janus Capital Management, LLC, Janus Services LLC,
                    Janus Distributors LLC, Janus Aspen Series and Minnesota
                    Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among
                    Variable Insurance Products Fund, Fidelity Distributors
                    Corporation and Minnesota Life Insurance Company, filed on
                    April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)        First Amendment to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance
                    Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit
                    26(h)(4)(ii) to Minnesota Life Individual Variable Universal
                    Life Account's Form N-6, File Number 333-144604,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)         Fund Shareholder Services Agreement between Minnesota
                    Life Insurance Company and Securian Financial Services,
                    Inc., previously filed as Exhibit 8(d) to Variable
                    Annuity Account's Form N-4, File Number 811-4294,
                    Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(5)(i)         Participation Agreement among Oppenheimer Variable Account
                    Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)        Amendment No. 1 to the Participation Agreement among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)       Amendment No. 2 to the Participation Agreement
                    among Oppenheimer Variable Account Funds, OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment
                    Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iv)        Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)        Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, Oppenheimer Funds, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(5)(vi)(i)     Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(5)(vii)       Shareholder Information Agreement Under Rule 22c-2 of the
                    Investment Company Act of 1940 among OppenheimerFunds
                    Services, OppenheimerFunds Distributor, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(5)(viii)      Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)        Amendment No. 1 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)       Amendment No. 2 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)        Amendment No. 3 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(iv) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    23, on April 26, 2005, is hereby incorporated by reference.

26(h)(6)(v)         Amendment No. 4 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-64395, Post-Effective Amendment Number
                    13, on April 21, 2006, is hereby incorporated by reference.

26(h)(6)(vi)        Amendment No. 5 to Participation Agreement among Panorama
                    Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(6)(vii)       Amendment No. 6 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Putnam Variable Trust, Putnam
                    Retail Management, L.P. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(z) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among Putnam Variable Trust, Putnam Retail
                    Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)       Amendment No. 1 to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(iv)        Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                    Putnam Retail Management Limited Partnership and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h(7)(v)          Amendment No. 2 to the Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company, previously filed on December 15,
                    2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(vi)        Third Amendment to Supplement to Participation Agreement
                    among Putnam Variable Trust, Putnam Retail Management Limited
                    Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(8)(i)         Participation Agreement by and among AIM Variable Insurance
                    Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among AIM Variable Insurance Funds, AIM
                    Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's
                    Form N-6, File Number 333-96383, Post-Effective Amendment
                    Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(iii)       Amendment No. 1 to the Participation Agreement dated
                    March 4, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)        Amendment No. 2 to the Participation Agreement dated
                    March 2, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)         Amendment No. 3 to Participation Agreement by and among AIM
                    Variable Insurance Funds, AIM Distributors, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(8)(vi)        Intermediary Agreement Regarding Compliance with SEC Rule
                    22c-2 between AIM Investment Services, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(8)(vii)       Amendment No. 4 to Participation Agreement by and among
                    AIM Variable Insurance Funds, A I M Distributors, Inc.,
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc. effective April 30, 2010 previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(9)(i)         Shareholder Services Agreement among American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(11) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(iii)       Shareholder Information Agreement between American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company previously filed on September 6, 2007 as exhibit
                    24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                    Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(10)(i)        Not Applicable.

26(h)(10)(ii)       Not Applicable.

26(h)(11)(i)        Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)       Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iii)      Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)       Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)        Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)       Letter dated December 7, 2005 amending Participation
                    Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance
                    Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.

26(h)(11)(vii)      Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on
                    December 20, 2006 as exhibit 24(c)(p)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)     Rule 22c-2 Shareholder Information Agreement between MFS
                    Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(11)(ix)       Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable Insurance
                    Trust, Minnesota Life Insurance and Massachusetts Financial
                    Services Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171,
                    is hereby incorporated by reference.

26(h)(11)(x)        Amendment No. 6 to Participation Agreement by and among
                    MFS Variable Insurance Trust, Minnesota Life Insurance
                    Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25,
                    2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(i)        Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin
                    Templeton Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)       Amendment to Participation Agreement as of May 1, 2000
                    between Franklin Templeton Variable Insurance Products
                    Trust, Franklin Templeton Distributors, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    27(h)(14)(ii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iii)      Amendment No. 2 to Participation Agreement between
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit
                    27(h)(14)(iii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iv)       Amendment No. 3 to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc., Minnesota Life
                    Insurance Company and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)        Amendment No. 4 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,

                    Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)       Amendment No. 5 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)      Rule 22c-2 Agreement between Franklin Templeton
                    Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)     Amendment No. 6 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company, previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    3, is hereby incorporated by reference.

26(h)(12)(ix)       Amendment to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc. Minnesota Life
                    Insurance Company and Securian Financial Services, Inc.
                    effective August 16, 2010 previously filed on April 25,
                    2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(x)        Amendment No. 7 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 32, on
                    April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)       Participation Agreement Addendum dated May 1, 2012 among
                    Franklin Templeton  Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc.,  Minnesota Life
                    Insurance Company,  and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 32, on
                    April 12, 2012, is hereby incorporated by reference.

26(h)(12)(xii)      Amendment No. 8 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on
                    April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)     Amendment No. 10 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on
                    April 24, 2013, is hereby incorporated by reference.

26(h)(13)(i)        Participation Agreement as of September 29, 2003 between
                    Minnesota Life Insurance Company and Waddell & Reed, Inc.
                    previously filed as Exhibit 27(h)(15) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 333-109853,
                    Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)       Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)      Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)       Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc. previously filed as
                    Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    6 on February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)        Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.

26(h)(14)(i)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)       Amendment No. 2 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc. , previously filed on October 4,
                    2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(15)(i)        Participation Agreement among Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                    Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)       Amendment Number one to the Agreement between Van Kampen
                    Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc. and Van Kampen Asset
                    Management, previously filed on April 27, 2010 as Exhibit
                    26(h)(15)(iii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment
                    Number 30, is hereby incorporated by reference.

26(h)(16)(i)        Van Kampen Life Investment Trust Shareholder Information
                    Agreement among Van Kampen Funds Inc., Van Kampen Life
                    Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)        Agreement among The Universal Institutional Funds, Inc.,
                    Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                    Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, The Universal
                    Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
                    and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as Exhibit 26(h)(17)(ii) to
                    Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(i)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps
                    Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable
                    Annuity

                    Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)       Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                    Distributors, Inc. filed on February 25, 2010 as exhibit
                    24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(18)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(19)(i)        Fund Participation Agreement among Neuberger Berman
                    Advisers Management Trust, Neuberger Berman Management Inc.
                    and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 8, is hereby incorporated by reference.

26(h)(20)(i)        Not applicable.

26(h)(21)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, Securian Financial Services, Inc., and
                    AllianceBernstein Investments, Inc. , previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial
                    Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                    Investments, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(21)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial Services,
                    Inc., AllianceBernstein L.P., and AllianceBernstein Investments,
                    Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota
                    Life Variable Life Account's Form N-6, File Number 33-3233, Post
                    Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global
                    Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(22)(ii)       Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors
                    LLC and Minnesota Life Insurance Company previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iii)      PIMCO Services Agreement for Advisor Class Shares of
                    PIMCO Variable Insurance Trust between Pacific Investment
                    Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iv)       Termination, New Agreements and Amendments Relating to Intermediary
                    Agreements for PIMCO Variable Insurance Trust among Allianz Global
                    Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to
                    Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(22)(v)        Amendment to Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC,
                    previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vi)       Amendment to Selling Agreement between Minnesota Life Insurance
                    Company, and PIMCO Investments LLC, previously filed as Exhibit
                    26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013,
                    is hereby incorporated by reference.

26(h)(22)(vii)      Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares
                    of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(i)        Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota
                    Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(23)(ii)       Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iii)      Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company. previously filed on April 25,
                    2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.

26(h)(23)(iv)       Amendment to Participation Agreement between Goldman
                    Sachs Variable Insurance Trust and Minnesota Life
                    Insurance Compnay previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number
                    811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(23)(v)        Second Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vi)       Third Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vii)      Amendment to Administrative Services Agreement Between
                    Goldman Sachs Asset Management, L.P. and Minnesota Life
                    Insurance Company, previously filed as Exhibit
                    26(h)(23)(vii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(24)(i)        Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)       Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds Distributors,
                    Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iii)      American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(i)(1)(i)         Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)        First Amendment to Investment Accounting Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(l)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)         Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously

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                    filed as Exhibit 24(c)8(r) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)        First Amendment to Administration Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(2)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)               Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)               Calculation.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.
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